                                                           semi-annual report
                                            LIQUIDITY PLUS MONEY MARKET FUND  --
                                                               June 30, 2002  --


                                                                    "The goal of this Fund is to
                                                                    provide shareholders with a
                                                                    competitive money market return
                                                                    consistent with stability of
                                                                    principal."

LETTER TO SHAREHOLDERS

DEAR MUNDER SHAREHOLDERS:

       The goal of this Fund is to provide shareholders with a competitive money market return consistent with stability of principal. Purchases are targeted at those money market securities and maturities that offer the most attractive yields.

       The Federal Reserve (the "Fed") held monetary policy steady during the January through June period. However, during that time, there was a significant change in expectations regarding moves by the Fed. Investors determined that the Fed would put off any tightening of monetary policy until later in 2002 or even 2003. They correctly anticipated, however, that the Fed would move from an easing to neutral bias at its March 29 meeting.

       During much of this time period, purchases in the Fund were concentrated in the one-month to three-month time period, since longer-term money market securities did not offer relative value. However, by May and June, longer-term money market securities were purchased as opportunities arose. These purchases included certificates of deposit with one-year maturities. With no signs of any interest rate moves by the Fed in the immediate future, the same pattern should continue through the next few months.

       If you have any questions about this Fund, please contact your financial advisor. You may also contact us through our website at www.munder.com. Thank you for your confidence in Munder Capital Management. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, Chairman and CEO
       Munder Capital Management

               Liquidity Plus Money Market Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
               -----------------------------------------------------------------

                                                                         RATING (UNAUDITED)
     PRINCIPAL                                                       --------------------------
      AMOUNT                                                          S&P               MOODY'S                VALUE
-----------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 25.1%
$      3,000,000     ABN Amro Bank NA
                        2.320% due 07/22/2003                          A-1+/AA-         P-1/Aa2        $      2,999,059
       5,000,000     Compagnie Financiere de Paribas
                        2.230% due 01/10/2003                          A-1+/AA-         P-1/Aa2               5,000,000
       5,000,000     Deutsche Bank AG
                        2.450% due 05/08/2003                          A-1+/AA-         P-1/Aa3               4,999,157
       5,000,000     Rabobank Nederland
                        2.375% due 02/19/2003                          A-1+/AAA         P-1/Aaa               4,999,526
       5,000,000     Societe Generale
                        2.460% due 09/27/2002                          A-1+/AA-         P-1/Aa3               5,000,000
       5,000,000     Toronto-Dominion Bank
                        2.590% due 04/25/2003                          A-1+/AA-         P-1/Aa3               4,998,387
       5,000,000     UBS AG
                        3.560% due 08/21/2002                          A-1+/AA+         P-1/Aa2               4,999,898
       5,000,000     Westdeutsche Landesbank
                        2.190% due 11/05/2002                          A-1+/AA+         P-1/Aa1               4,999,828
                                                                                                       ----------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $37,995,855)                                                                                           37,995,855
                                                                                                       ----------------

COMMERCIAL PAPER -- 47.5%
       5,000,000     Corporate Receivables Corporation
                        1.790% due 08/05/2002                          A-1+/NR          P-1/NR                4,991,299
       5,000,000     Enterprise Funding Corporation
                        1.790% due 08/16/2002                          A-1+/NR          P-1/NR                4,988,564
       4,000,000     Falcon Asset Securitization Corporation
                        1.850% due 07/15/2002                          A-1/NR           P-1/NR                3,997,122
       4,000,000     Fleet Funding Corporation
                        1.800% due 09/03/2002                          A-1+/NR          P-1/NR                3,987,200
       5,000,000     Golden Funding Corporation
                        1.820% due 08/27/2002                          A-1/NR           P-1/Aa2               4,985,592
       5,000,000     International Lease Finance Corporation
                        1.900% due 11/08/2002                          A1+/AA-          P-1/A1                4,965,694
       5,000,000     Lexington Parker Capital Corporation
                        1.820% due 08/16/2002                          A-1/NR           NR/NR                 4,988,372
       5,000,000     Lloyds Bank Plc
                        1.870% due 09/24/2002                          A-1+/NR          P1/Aa2                4,977,924
       5,000,000     Marsh & McLennan Companies, Inc.
                        1.740% due 07/08/2002                          A-1+/AA-         P-1/A2                4,998,308
       5,000,000     Moat Funding LLC
                        1.790% due 09/20/2002                          A-1+/NR          P-1/NR                4,979,862
       5,001,000     Mont Blanc Capital Corporation
                        1.780% due 07/24/2002                          A-1+/NR          P-1/NR                4,995,313
       5,000,000     National Rural Utilities Cooperative
                        Finance Corporation
                        1.800% due 07/12/2002                          A-1/A            P-1/A-2               4,997,250
       5,000,000     Nestle Capital Corporation
                        1.870% due 07/08/2002                          A-1+/NR          P-1/NR                4,998,182


                       See Notes to Financial Statements.

               Liquidity Plus Money Market Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
               -----------------------------------------------------------------

                                                                         RATING (UNAUDITED)
     PRINCIPAL                                                       --------------------------
      AMOUNT                                                          S&P               MOODY'S                VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
$      4,000,000     Receivables Capital Corporation
                        1.850% due 07/15/2002                          A-1+/NR          P-1/NR         $      3,997,122
       5,000,000     Superior Funding Capital Corporation
                        1.820% due 07/05/2002                          A-1+/NR          P-1/NR                4,998,989
                                                                                                       ----------------
TOTAL COMMERCIAL PAPER
(Cost $71,846,793)                                                                                           71,846,793
                                                                                                       ----------------
CORPORATE BONDS AND NOTES -- 3.3%
(Cost  $5,000,000)
       5,000,000     Sigma Finance, Inc.
                        1.829% due 10/18/2002+                         A-1+/AAA         P-1/Aaa               5,000,000
                                                                                                       ----------------
REPURCHASE AGREEMENT -- 22.0%
(Cost  $33,333,748)
      33,333,748     Agreement with Lehman Brothers, 1.850%
                     dated 06/28/2002, to be repurchased at
                     $33,338,887 on 07/01/2002, collateralized
                     by $76,445,765 U.S. Treasury Strips, 6.250%
                     maturing 05/15/2017 (value $34,005,008)                                                 33,333,748
                                                                                                       ----------------

TOTAL INVESTMENTS (Cost $148,176,396*)                                                    97.9%             148,176,396
OTHER ASSETS AND LIABILITIES (NET)                                                         2.1                3,132,433
                                                                                      --------         ----------------
NET ASSETS                                                                               100.0%        $    151,308,829
                                                                                      ========         ================

----------------------------------------
* Aggregate cost for Federal tax purposes is $148,176,396.
+ Variable rate security. The interest rate shown reflects the rate currently in effect.


                       See Notes to Financial Statements.

             Liquidity Plus Money Market Fund
                  Statement of Assets and Liabilities, June 30, 2002 (Unaudited)
             -------------------------------------------------------------------


ASSETS:
Investments, at value (Cost $148,176,396)
    See accompanying schedule:
       Securities.......................................................................                $    114,842,648
       Repurchase agreement.............................................................                      33,333,748
                                                                                                        ----------------
Total investments.......................................................................                     148,176,396
Receivable for Fund shares sold.........................................................                       2,763,364
Interest receivable.....................................................................                         477,898
Prepaid expenses and other assets.......................................................                          11,341
                                                                                                        ----------------
    Total Assets........................................................................                     151,428,999
                                                                                                        ----------------

LIABILITIES:
Distribution and shareholder servicing fees payable.....................................                          44,426
Investment advisory fees payable........................................................                          43,019
Administration fees payable.............................................................                          20,018
Directors' fees and expenses payable....................................................                           5,685
Custody fees payable....................................................................                           4,104
Transfer agency/record keeping fees payable.............................................                             807
Accrued expenses and other payables.....................................................                           2,111
                                                                                                        ----------------
    Total Liabilities...................................................................                         120,170
                                                                                                        ----------------

NET ASSETS..............................................................................                $    151,308,829
                                                                                                        ================

NET ASSETS consist of:
Accumulated net realized loss on investments sold.......................................                $           (660)
Par value...............................................................................                         151,309
Paid-in capital in excess of par value..................................................                     151,158,180
                                                                                                        ----------------
Total Net Assets........................................................................                $    151,308,829
                                                                                                        ================
NET ASSET VALUE, offering price and redemption price per share
    ($151,308,829 / 151,309,488 shares outstanding).....................................                $           1.00
                                                                                                        ================

                       See Notes to Financial Statements.

             Liquidity Plus Money Market Fund
                 Statement of Operations, Period Ended June 30, 2002 (Unaudited)
             -------------------------------------------------------------------


INVESTMENT INCOME:
Interest................................................................................                $      1,677,133
                                                                                                        ----------------
EXPENSES:
Distribution and shareholder servicing fees.............................................                         275,363
Investment advisory fees................................................................                         273,790
Administration fees.....................................................................                          86,132
Transfer agency/record keeping fees.....................................................                          20,445
Legal and audit fees....................................................................                          15,014
Custody fees............................................................................                          14,158
Registration and filing fees............................................................                           4,769
Directors' fees and expenses............................................................                           4,335
Amortization of organizational costs....................................................                           1,130
Other...................................................................................                           8,594
                                                                                                        ----------------
       Total Expenses...................................................................                         703,730
                                                                                                        ----------------
NET INVESTMENT INCOME...................................................................                         973,403
                                                                                                        ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................                $        973,403
                                                                                                        ================





                       See Notes to Financial Statements.

             Liquidity Plus Money Market Fund
                    Statements of Changes in Net Assets
             -------------------------------------------------------------------

                                                                                        --------------------------------
                                                                                        PERIOD
                                                                                        ENDED           YEAR
                                                                                        6/30/02         ENDED
                                                                                        (UNAUDITED)     12/31/01
                                                                                        --------------------------------
Net investment income......................................................             $      973,403  $      4,915,430
Net realized loss..........................................................                         --              (537)
                                                                                        --------------  ----------------
Net increase in net assets resulting from operations.......................                    973,403         4,914,893

Distributions to shareholders from net investment income...................                   (973,403)       (4,915,430)
Net increase/(decrease) in net assets from Fund share transactions.........                (14,424,779)       35,359,382
                                                                                        --------------  ----------------
Net increase/(decrease) in net assets......................................                (14,424,779)       35,358,845

NET ASSETS:
Beginning of year..........................................................                165,733,608       130,374,763
                                                                                        --------------  ----------------

End of year................................................................             $  151,308,829  $    165,733,608
                                                                                        ==============  ================


                       See Notes to Financial Statements.

       Liquidity Plus Money Market Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period
       -------------------------------------------------------------------------


                                                          --------------------------------------------------------------------------
                                                          PERIOD
                                                          ENDED          YEAR        YEAR        YEAR        YEAR       PERIOD
                                                          6/30/02        ENDED       ENDED       ENDED       ENDED      ENDED
                                                          (UNAUDITED)    12/31/01    12/31/00    12/31/99    12/31/98   12/31/97
                                                          --------------------------------------------------------------------------
Net asset value, beginning of period...................   $     1.00     $    1.00   $    1.00   $    1.00   $    1.00  $   1.00
                                                          ----------     ---------   ---------   ---------   ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................        0.006         0.035       0.054       0.043       0.050     0.030
                                                          ----------     ---------   ---------   ---------   ---------  --------
Total from investment operations.......................        0.006         0.035       0.054       0.043       0.050     0.030
                                                          ----------     ---------   ---------   ---------   ---------  --------
LESS DISTRIBUTIONS:
Distributions from net investment income...............       (0.006)       (0.035)     (0.054)     (0.043)     (0.050)   (0.030)
                                                          ----------     ---------   ---------   ---------   ---------  --------
Total distributions....................................       (0.006)       (0.035)     (0.054)     (0.043)     (0.050)   (0.030)
                                                          ----------     ---------   ---------   ---------   ---------  --------
Net asset value, end of period.........................   $     1.00     $    1.00   $    1.00   $    1.00   $    1.00  $   1.00
                                                          ==========     =========   =========   =========   =========  ========
TOTAL RETURN (B).......................................         0.61%         3.52%       5.54%       4.35%       4.68%     2.59%
                                                          ==========     =========   =========   =========   =========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................   $  151,309     $ 165,734   $ 130,375   $ 109,551   $  76,965  $ 56,636
Ratio of operating expenses to average net assets......         0.89%(c)      0.84%       1.00%       0.96%       0.97%     0.86%(c)
Ratio of net investment income to average net assets...         1.24%(c)      3.39%       5.41%       4.28%       4.58%     4.29%(c)
Ratio of operating expenses to average net assets
    without expenses reimbursed........................         0.89%(c)      0.84%       1.00%       0.96%       0.97%     0.86%(c)

---------------
(a)  Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.



                       See Notes to Financial Statements.

       Liquidity Plus Money Market Fund
            Notes to Financial Statements, June 30, 2002 (Unaudited)
       -------------------------------------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. ("St. Clair") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. St. Clair was organized as a Maryland Corporation on May 23, 1984. The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act, as an open-end management investment company, and was organized as a Massachusetts business trust on August 30, 1989. The Munder Framlington Funds Trust ("Framlington") is registered under the 1940 Act, as an open-end management investment company and was organized as a Massachusetts business trust on October 30, 1996. MFI, MFT, Framlington and St. Clair (collectively the "Munder Funds") consist of 36 portfolios currently in operation. The financial statements for the remaining funds of MFI, MFT, Framlington and St. Clair are presented in separate reports.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. The Fund's net realized capital gains (including net short-term capital gains), if any, will be declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund.

     Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

       Liquidity Plus Money Market Fund
            Notes to Financial Statements, June 30, 2002 (Unaudited)
                      (Continued)
       -------------------------------------------------------------------------

2.   INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

     Effective June 1, 2002, the Advisor became the administrator for the Fund. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of the Fund and all of the Funds of MFI, MFT, Framlington and the Munder @Vantage Fund ("@Vantage"), as follows:

Aggregate Net Assets                                          Fee
--------------------                                          ---
First $2.8 billion                                            0.141%
Next $2.2 billion                                             0.131%
Next $5.0 billion                                             0.129%
Next $2.5 billion                                             0.080%
Thereafter                                                    0.070%

     In its capacity as administrator, the Advisor is also entitled to receive a fee from the Institutional Fund portfolios of St. Clair based on their aggregate average daily net assets.

     For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from the Fund, MFI, MFT, Framlington and St. Clair for its services as administrator, after payment of sub-administration fees to the Funds' sub-administrators. For the period ended June 30, 2002, the Advisor earned $3,968 (after payment of sub-administration fees) for its administrative service to the Fund.

     Each Director of St. Clair is paid an aggregate fee for services provided as a Board member of St. Clair, MFI, MFT and Framlington. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to expenses at Board and Committee meetings. A Board member who is Chairman of a Committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such services. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds and the obligations of MFI, MFT, Framlington, @Vantage and St. Clair to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor or Comerica, Inc. ("Comerica") received any compensation from St. Clair. Comerica, through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor.

3.   DISTRIBUTION AND SERVICE PLAN

     The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, service fees are used primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services. The annual rate, as a percentage of average daily net assets, under the Plan is 0.35%.

     Comerica Securities, a wholly-owned subsidiary of Comerica, is among the Service Organizations who receive fees from the Fund under the Plan. For the period ended June 30, 2002, the Fund paid $301 to Comerica Securities for shareholder services provided to shareholders of the Fund.

       Liquidity Plus Money Market Fund
            Notes to Financial Statements, June 30, 2002 (Unaudited)
                      (Continued)
       -------------------------------------------------------------------------

4.   COMMON STOCK

     At June 30, 2002, two billion shares of $.001 par value common stock were authorized for the Fund.

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

     Changes in common stock for the Fund were as follows:

                                                       PERIOD ENDED       YEAR ENDED
                                                            6/30/02         12/31/01
                                                             AMOUNT           AMOUNT
                                                             ------           ------
     Sold........................................    $   58,723,763    $ 153,234,986
     Issued as reinvestment of dividends.........           973,371        4,915,391
     Redeemed....................................       (74,121,913)    (122,790,995)
                                                     --------------    -------------
     Net increase/(decrease).....................    $  (14,424,779)   $  35,359,382
                                                     ==============    =============

5.   ORGANIZATIONAL COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, were capitalized and amortized on a straight-line basis over a period of 5 years from commencement of operations.

6.   INCOME TAX INFORMATION

     As determined at June 30, 2002, the Fund had available for Federal income tax purposes $660 of unused capital losses of which $123 expires in December 2007 and $537 expires in December 2009.

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

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]



BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan
            Arthur T. Porter
OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Melanie Mayo West, Assistant Secretary
            Cherie N. Ugorowski, Treasurer
            David W. Rumph, Assistant Treasurer
            Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
            Munder Capital Management
            Munder Capital Center
            480 Pierce Street
            Birmingham, MI 48009
TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109
LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006
INDEPENDENT AUDITORS
            Ernst & Young LLP
            200 Clarendon Street
            Boston, MA 02116

SANNSTCL0602

INVESTMENT ADVISOR: Munder Capital Management

[MUNDER FUNDS LOGO]                                           Semi-Annual Report
                                                                   June 30, 2002

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                                                  CLASS K SHARES

                                              INSTITUTIONAL S&P 500 INDEX EQUITY
                                           INSTITUTIONAL S&P MIDCAP INDEX EQUITY
                                         INSTITUTIONAL S&P SMALLCAP INDEX EQUITY

                                            "As the market moves down, as it
                                            has over the past year, people
                                            panic and sell. It is a human
                                            reaction, but buying high and
                                            selling low never made any investor
                                            rich."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

       The past six months have been difficult ones for stock investors. The S&P 500 Index had a -13.16% return for the six-month period ending June 30, 2002. In response to a weaker economic environment, corporate earnings fell and stock prices followed. This cyclical pattern, however, was heightened by events that shook investors' confidence. In addition to concerns about future terrorism, a wave of corporate accounting scandals reduced the credibility of corporate management and created doubts about the accuracy of corporate balance sheets.

       There is no question that this has been a tough environment. When the market is moving up, people will pay any price to be part of the action. That is what Alan Greenspan referred to as "irrational exuberance." As the market moves down, as it has over the past year, people panic and sell. It is a human reaction, but buying high and selling low never made any investor rich.

       We all know that past performance does not guarantee what will happen in the future. However, historically, the downward movements in the stock market have been temporary while the upward movements have been sustained. After each market correction, the stock market averages have historically moved back to their old highs and gone higher. In the past, if you lost your long-term focus, you lost a good part of your long-term returns.

       While the wave of accounting scandals has shaken investors' confidence, we feel that confidence can and will be restored. In our view, the short-term pain will result in a longer-term gain in the form of improved accounting disclosures, greater standardization and transparency of reported earnings and increased accounting of CEOs and CFOs for their company's financial reports.

       The Munder Institutional Funds were created with the special requirements of the large institutional investor in mind. We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives.

       On the following pages, you will find specific commentary on the relative and absolute performance of Munder Institutional Funds for the six months ending June 30, 2002. If you have any questions about these Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, President
       The Munder Funds

Table of
        Contents

--------------------------------------------------------------------------------

                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                ii          The Stock Market
                                iii         Munder Institutional S&P 500 Index Equity Fund
                                iii         Munder Institutional S&P MidCap Index Equity Fund
                                iv          Munder Institutional S&P SmallCap Index Equity Fund

                 PORTFOLIO OF INVESTMENTS --

                                1           Munder Institutional S&P 500 Index Equity Fund
                                9           Munder Institutional S&P MidCap Index Equity Fund
                                16          Munder Institutional S&P SmallCap Index Equity Fund
                                26          FINANCIAL STATEMENTS
                                31          FINANCIAL HIGHLIGHTS
                                34          NOTES TO FINANCIAL STATEMENTS

           ---------------------------------------------------------------------
           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE
           NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
           OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Management's Discussion of
        Fund Performance

--------------------------------------------------------------------------------

THE STOCK MARKET
   The S&P 500 Index generated a return of -13.16% for the six-month period ending June 30, 2002. The weakness in the Index occurred primarily in the second quarter of 2002, which was marked by a wave of accounting scandals. Performance was quite mixed across the various sectors and size segments of the stock market. The only three sectors of the S&P 500 universe to earn a positive return for the period were consumer staples, energy and materials. The weakest sectors were telecommunication services and information technology. Size was inversely related to performance, with the S&P SmallCap 600 Index generating a 0.02% return for the six months, while the S&P MidCap 400 posted a -3.21% return.

   For the six months ending June 30, international stock market indices outperformed the S&P 500 Index. The Morgan Stanley EAFE Index (Europe, Asia and the Far East) had a return of -1.37% while the FTSE World Ex-U.S. Index had a return of -0.96%. The more aggressive Morgan Stanley Emerging Markets Free Index earned a positive return of 2.07%.

   As the first half of the Funds' fiscal year ended, investor confidence was still badly bruised by the reports of corporate accounting fraud. As economic growth slowed during the past few years, some companies tried to increase reported earnings through questionable, or downright fraudulent, accounting practices. The Securities and Exchange Commission (SEC) has announced that it will require chief executives and chief financial officers at the 1,000 largest companies to formally certify that their books are accurate. Both the SEC and Congress are considering additional regulation and changes to accounting rules. The result will undoubtedly be increasingly standardized accounting and a greater awareness by senior management as to how financial results are derived and what is reported. Through all of this, it is important to keep in mind that these scandals, as offensive as they are, are limited to a handful of the more than 10,000 publicly traded companies in the U.S. The short-term pain, as significant as it is, should lead to a longer-term gain in the form of improved accounting disclosures and greater standardization and transparency of reported earnings.

[The performance data contained in the following commentary is based on the Class K shares. Other classes of shares have different sales charges and expenses that affect performance. Please note that in some of the following commentary, the Munder Funds are compared to various stock market indices. It is important to remember that the returns for the Munder Funds are reported after the deduction of all expenses. Since the market indices are not actual funds, there are no expenses netted against their returns. Please note that you cannot invest directly in an index.]

--------------------------------------------------------------------------------

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND

FUND MANAGER: THE MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND TEAM
   The Fund earned a return of -13.25% for the six months ending June 30, compared to a -13.16% return for the S&P 500 Index.

   For the six months ending June 30, only three of the 10 sectors of the S&P 500 Index earned a positive return. These were materials, consumer staples and energy. The weakest sectors in the Index included telecommunication services and information technology, both posting returns below -30%. Other sectors to generate a double-digit negative return included healthcare, industrials and utilities. With a return of -31.76% and a 16% weight in the Index, the information technology sector alone subtracted close to 5.50 percentage points from the Index's return for the six months ending June 30.

   For the six-month period ending June 30, the Fund again achieved its goal of closely tracking the total return of the S&P 500 Index. The weight of each of the 500 holdings in the Fund is monitored closely relative to its weight in the S&P 500 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P 500 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500 Index is not an actual fund, there are no expenses charged against its return.

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

FUND MANAGER: THE MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND TEAM
   The Fund earned a return of -3.49% for the six months ending June 30, compared to the -3.21% return for the S&P MidCap 400 Index.

   During the six months ending June 30, six of the 10 sectors of the S&P MidCap 400 Index earned a positive return. Consumer staples (+12.64) was the only sector to earn a positive double-digit return. Energy was the runner-up sector, with a return of 8.15%. The positive contributions from the six sectors with a positive return were more than offset by the negative returns generated by the telecommunications services information technology, healthcare and utilities sectors. With its 17% weighting in the Index and a -22.32% return, the information technology sector subtracted close to four percentage points from the Index's return.

   For the six months ending June 30, the Fund again achieved its goal of closely tracking the total return of the S&P MidCap 400 Index. The weight of each of the 400 holdings in the Fund is monitored closely relative to its weight in the S&P MidCap 400 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P MidCap 400 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P MidCap 400 Index is not an actual fund, there are no expenses charged against its return.

--------------------------------------------------------------------------------

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

FUND MANAGER: THE MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND TEAM
   The Fund earned a return of -0.17% for the year ending June 30, compared to the -0.02% return for the S&P SmallCap 600 Index.

   The S&P SmallCap 600 Index generated stronger returns for the six months ending June 30 than either the S&P MidCap 400 Index (-3.21%) or the large-cap S&P 500 Index (-13.16%). Seven of the Index's ten sectors earned a positive return. Double-digit positive returns came from the consumer discretionary and financials sectors. With a return of 14.90% and a weight of 21% in the Index, the consumer discretionary sector alone added over 2.50 percentage points to the Index's return.

   The positive returns earned by seven sectors of the Index were largely, although not entirely, offset by the negative returns generated by the telecommunications services, information technology and healthcare sectors. With a return of -22.11% and a weight of 17%, the information technology sector alone subtracted over four percentage points from the Index's return.

   For the six months ending June 30, the Fund again achieved its goal of closely tracking the total return of the S&P SmallCap 600 Index. The weight of each of the 600 holdings in the Fund is monitored closely relative to its weight in the S&P SmallCap 600 universe. Cash flows are invested promptly to minimize their impact on returns.

          Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)

SHARES                                              VALUE
------                                           -----------
COMMON STOCKS -- 97.4%
     AEROSPACE & DEFENSE -- 2.0%
   21,850 Boeing Company                         $   983,250
    5,221 General Dynamics Corporation               555,253
    2,658 Goodrich (B.F.) Company                     72,617
   21,240 Honeywell International, Inc.              748,285
   11,686 Lockheed Martin Corporation                812,177
    2,938 Northrop Grumman Corporation               367,250
   10,371 Raytheon Company                           422,618
    4,764 Rockwell Collins, Inc.                     130,629
   12,290 United Technologies Corporation            834,491
                                                 -----------
                                                   4,926,570
                                                 -----------

     AIRLINES -- 0.2%
    4,032 AMR Corporation +                           67,979
    3,207 Delta Air Lines, Inc.                       64,140
   20,068 Southwest Airlines Company                 324,299
                                                 -----------
                                                     456,418
                                                 -----------

     AIR FREIGHT & LOGISTICS -- 0.2%
    7,771 FedEx Corporation                          414,971
    1,656 Ryder System, Inc.                          44,861
                                                 -----------
                                                     459,832
                                                 -----------

     AUTOMOBILES -- 0.8%
   47,250 Ford Motor Company                         756,000
   14,630 General Motors Corporation                 781,973
    7,881 Harley-Davidson, Inc.                      404,059
                                                 -----------
                                                   1,942,032
                                                 -----------

     AUTO COMPONENTS -- 0.3%
    1,928 Cooper Tire & Rubber Company                39,620
    3,904 Dana Corporation                            72,341
   14,634 Delphi Automotive Systems Corporation      193,169
    4,252 Goodyear Tire & Rubber Company              79,555
    2,292 Johnson Controls, Inc.                     187,050
    3,310 TRW, Inc.                                  188,604
    3,415 Visteon Corporation                         48,493
                                                 -----------
                                                     808,832
                                                 -----------

     BANKS -- 7.2%
    9,434 AmSouth Bancorporation                     211,133
   40,120 Bank of America Corporation              2,822,843
   18,960 Bank of New York, Inc.                     639,900
   30,587 Bank One Corporation                     1,176,988
   12,445 BB&T Corporation                           480,377
    5,861 Charter One Financial, Inc.                201,501
    4,627 Comerica, Inc.                             284,098
   15,365 Fifth Third Bancorporation               1,024,077
    3,300 First Tennessee National Corporation       126,390
   27,260 FleetBoston Financial
               Corporation                           881,861
    4,065 Golden West Financial Corporation          279,591
    6,393 Huntington Bancshares, Inc.                124,152
   11,054 KeyCorp                                    301,774
    5,492 Marshall & Ilsley Corporation              169,868
   11,518 Mellon Financial Corporation               362,011
   15,877 National City Corporation                  527,910
    5,772 Northern Trust Corporation                 254,314
    7,416 PNC Financial Services Group               387,709
    5,960 Regions Financial Corporation              209,494
    9,077 Southtrust Corporation                     237,091
    7,414 SunTrust Banks, Inc.                       502,076
    7,708 Synovus Financial Corporation              212,124
   49,823 U.S. Bancorp                             1,163,367
    5,311 Union Planters Corporation                 171,917
   35,624 Wachovia Corporation                     1,360,125
   25,347 Washington Mutual, Inc.                    940,627
   44,532 Wells Fargo & Company                    2,229,272
    2,382 Zions Bancorporation                       124,102
                                                 -----------
                                                  17,406,692
                                                 -----------

     BEVERAGES -- 3.1%
   22,809 Anheuser-Busch Companies, Inc.           1,140,450
    1,738 Brown-Forman Corporation, Class B          119,922
   64,626 Coca-Cola Company                        3,619,056
   11,583 Coca-Cola Enterprises, Inc.                255,753
      914 Coors (Adolph) Company,
               Class B                                56,942
    7,322 Pepsi Bottling Group, Inc.                 225,518
   46,023 PepsiCo, Inc.                            2,218,308
                                                 -----------
                                                   7,635,949
                                                 -----------

     BIOTECHNOLOGY -- 0.8%
   27,010 Amgen, Inc. +                            1,131,179
    3,849 Biogen, Inc. +                             159,464
    4,960 Chiron Corporation +                       175,336
    5,596 Genzyme Corporation +                      107,667
    6,512 MedImmune, Inc. +                          171,917
   14,406 Immunex Corporation +                      321,830
                                                 -----------
                                                   2,067,393
                                                 -----------


                       See Notes to Financial Statements.
                                        1

          Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                   (Continued)

SHARES                                                              VALUE
------                                                           -----------
COMMON STOCKS - (CONTINUED)
     BUILDING PRODUCTS -- 0.2%
    1,900 American Standard Companies, Inc. +                    $   142,690
    1,558 Crane Company                                               39,542
   12,620 Masco Corporation                                          342,128
                                                                 -----------
                                                                     524,360
                                                                 -----------

     CHEMICALS -- 1.5%
    5,960 Air Products & Chemicals, Inc.                             300,801
   23,660 Dow Chemical Company                                       813,431
   25,860 Dupont (E.I.) de Nemours & Company                       1,148,184
    2,017 Eastman Chemical Company                                    94,597
    3,396 Ecolab, Inc.                                               156,997
    3,412 Engelhard Corporation                                       96,628
    1,281 Great Lakes Chemical Corporation                            33,934
    2,842 Hercules, Inc. +                                            32,967
    2,475 International Flavors & Fragrances, Inc.                    80,413
    4,419 PPG Industries, Inc.                                       273,536
    4,218 Praxair, Inc.                                              240,299
    5,771 Rohm & Haas Company                                        233,668
    1,926 Sigma-Aldrich Corporation                                   96,589
                                                                 -----------
                                                                   3,602,044
                                                                 -----------

     COMMERCIAL SERVICES & SUPPLIES -- 2.0%
    5,182 Allied Waste Industries, Inc. +                             49,747
    4,500 Apollo Group, Inc., Class A +                              177,390
   16,176 Automatic Data Processing, Inc.                            704,465
    2,839 Avery Dennison Corporation                                 178,147
    4,766 Block (H & R), Inc.                                        219,951
   27,180 Cendant Corporation +                                      431,618
    4,427 Cintas Corporation                                         218,827
   13,312 Concord EFS, Inc. +                                        401,224
    4,491 Convergys Corporation +                                     87,485
    1,642 Deluxe Corporation                                          63,857
    2,932 Donnelley (R.R.) & Sons Company                             80,777
    3,756 Equifax, Inc.                                              101,412
   19,886 First Data Corporation                                     739,759
    4,997 Fiserv, Inc. +                                             183,440
    9,735 Paychex, Inc.                                              304,608
    6,291 Pitney Bowes, Inc.                                         249,878
    4,633 Robert Half International, Inc. +                          107,949
    3,736 Sabre Holdings Corporation, Class A +                      133,749
   16,085 Waste Management, Inc.                                     419,014
                                                                 -----------
                                                                   4,853,297
                                                                 -----------


     COMMUNICATIONS EQUIPMENT -- 2.0%
   20,674 ADC Telecommunications, Inc. +                              47,343
    2,506 Andrew Corporation +                                        37,389
    9,354 Avaya, Inc. +                                               46,302
   11,219 CIENA Corporation +                                         47,008
  190,601 Cisco Systems, Inc. +                                    2,658,884
    4,857 Comverse Technology, Inc. +                                 44,976
   24,763 Corning, Inc.                                               87,909
   35,435 JDS Uniphase Corporation +                                  94,611
   89,186 Lucent Technologies, Inc.                                  148,049
   59,147 Motorola, Inc.                                             852,900
   99,925 Nortel Networks Corporation                                144,891
   20,087 Qualcomm, Inc. +                                           552,192
    4,038 Scientific-Atlanta, Inc.                                    66,425
   10,696 Tellabs, Inc. +                                             66,315
                                                                 -----------
                                                                   4,895,194
                                                                 -----------

     COMPUTERS & PERIPHERALS -- 3.1%
    9,260 Apple Computer, Inc. +                                     164,087
   67,635 Dell Computer Corporation +                              1,767,979
   57,875 EMC Corporation                                            436,956
    8,410 Gateway 2000, Inc. +                                        37,340
   78,590 Hewlett Packard Company                                  1,200,855
   44,557 International Business Machines Corporation              3,208,104
    3,391 Lexmark International Group, Inc., Class A +               184,471
    2,569 NCR Corporation +                                           88,887
    8,727 Network Appliance, Inc. +                                  108,564
   15,119 Palm, Inc. +                                                26,610
   84,541 Sun Microsystems, Inc. +                                   423,551
                                                                 -----------
                                                                   7,647,404
                                                                 -----------

     CONSTRUCTION MATERIALS -- 0.0%#
    2,659 Vulcan Materials Company                                   116,464
                                                                 -----------

     CONSTRUCTION & ENGINEERING -- 0.0%#
    2,110 Fluor Corporation                                           82,185
    1,653 McDermott International, Inc. +                             13,389
                                                                 -----------
                                                                      95,574
                                                                 -----------


                       See Notes to Financial Statements.
                                        2

          Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                   (Continued)

SHARES                                                              VALUE
------                                                           -----------
COMMON STOCKS - (CONTINUED)
     CONTAINERS & PACKAGING -- 0.2%
    1,470 Ball Corporation                                       $    60,976
    1,375 Bemis Company, Inc.                                         65,312
    4,161 Pactiv Corporation +                                        99,032
    2,207 Sealed Air Corporation +                                    88,876
    1,333 Temple-Inland, Inc.                                         77,127
                                                                 -----------
                                                                     391,323
                                                                 -----------
     DIVERSIFIED FINANCIALS -- 7.4%
    2,749 Ambac Financial Group, Inc.                                184,733
   34,610 American Express Company                                 1,257,035
    2,645 Bear Stearns Companies, Inc.                               161,874
    5,689 Capital One Financial
               Corporation                                           347,313
   35,703 Charles Schwab Corporation                                 399,874
  134,018 Citigroup, Inc.                                          5,193,197
    3,208 Countrywide Credit Industries, Inc.                        154,786
   25,936 Fannie Mae                                               1,912,780
   18,068 Federal Home Loan Mortgage Corp.                         1,105,762
    6,779 Franklin Resources, Inc.                                   289,056
   11,898 Household International, Inc.                              591,331
   51,842 J. P. Morgan Chase & Company                             1,758,481
    6,380 Lehman Brothers Holdings, Inc.                             398,878
   22,136 MBNA Corporation                                           732,037
   22,429 Merrill Lynch & Company, Inc.                              908,374
    4,029 Moody's Corporation                                        200,443
   28,672 Morgan Stanley Dean Witter and Company                   1,235,190
    7,525 Providian, LLC                                              44,247
    4,047 SLM Corporation                                            392,154
    8,448 State Street Corporation                                   377,626
    5,834 Stilwell Financial, Inc.                                   106,179
    3,207 T. Rowe Price Group, Inc.                                  105,446
                                                                 -----------
                                                                  17,856,796
                                                                 -----------

     DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.7%
    8,057 ALLTEL Corporation                                         378,679
   98,888 AT&T Corporation +                                       1,058,102
   48,817 BellSouth Corporation                                    1,537,735
    3,675 CenturyTel, Inc.                                           108,412
    7,314 Citizens Communications Company +                           61,145
   43,686 Qwest Communications International, Inc.                   122,321
   86,957 SBC Communications                                       2,652,188
   23,191 Sprint Corporation                                         246,057
   70,900 Verizon Communications, Inc.                             2,846,635
                                                                 -----------
                                                                   9,011,274
                                                                 -----------

     ELECTRIC UTILITIES -- 2.2%
    3,303 Allegheny Energy, Inc.                                      85,052
    3,773 Ameren Corporation                                         162,277
    8,834 American Electric Power Company, Inc.                      353,537
    4,305 Cinergy Corporation                                        154,937
    3,484 CMS Energy Corporation                                      38,254
    5,496 Consolidated Edison Company                                229,458
    4,241 Constellation Energy Group                                 124,431
    7,224 Dominion Resources, Inc.                                   478,229
    4,314 DTE Energy Company                                         192,577
    8,456 Edison International                                       143,752
    5,875 Entergy Corporation                                        249,335
    8,370 Exelon Corporation                                         437,751
    7,728 FirstEnergy Corporation                                    257,961
    4,582 FPL Group, Inc.                                            274,874
   10,138 PG & E Corporation                                         181,369
    2,199 Pinnacle West Capital Corporation                           86,860
    3,852 PPL Corporation                                            127,424
    5,780 Progress Energy, Inc.                                      300,618
    5,411 Public Service Enterprise                                  234,296
    7,892 Reliant Energy, Inc.                                       133,375
   18,328 Southern Company                                           502,187
    4,048 TECO Energy, Inc.                                          100,188
    6,970 TXU Corporation                                            359,303
   10,279 Xcel Energy, Inc.                                          172,379
                                                                 -----------
                                                                   5,380,424
                                                                 -----------

     ELECTRICAL EQUIPMENT -- 0.4%
    5,135 American Power Conversion Corporation +                     64,855
    2,378 Cooper Industries Ltd.                                      93,456
   10,930 Emerson Electric Company                                   584,864
    5,038 Molex, Inc.                                                168,924
    2,013 Power-One, Inc. +                                           12,521
    4,862 Rockwell International Corporation                          97,143
    1,562 Thomas & Betts Corporation                                  29,053
                                                                 -----------
                                                                   1,050,816
                                                                 -----------

                       See Notes to Financial Statements.
                                        3

          Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                     (Continued)

SHARES                                                           VALUE
------                                                        -----------
COMMON STOCKS - (CONTINUED)
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
   12,049 Agilent Technologies, Inc. +                        $   284,959
    5,172 Jabil Circuit, Inc. +                                   109,181
    1,287 Millipore Corporation                                    41,158
    3,308 PerkinElmer, Inc.                                        36,553
   13,678 Sanmina Corporation +                                    86,308
   21,440 Solectron Corporation +                                 131,856
    6,007 Symbol Technologies, Inc.                                51,060
    2,381 Tektronix, Inc. +                                        44,549
    4,478 Thermo Electron Corporation                              73,887
    3,389 Waters Corporation +                                     90,486
                                                              -----------
                                                                  949,997
                                                              -----------

     ENERGY EQUIPMENT & SERVICES -- 1.3%
   10,632 Albertson's, Inc.                                       323,851
    8,812 Baker Hughes, Inc.                                      293,351
    4,100 BJ Services Company +                                   138,908
   11,320 Halliburton Company                                     180,441
   20,698 Kroger Company +                                        411,890
    3,486 Noble Corporation +                                     134,560
    2,477 Rowan Companies, Inc.                                    53,132
   15,035 Schlumberger Ltd.                                       699,127
    3,485 Supervalu, Inc.                                          85,487
   17,259 Sysco Corporation                                       469,790
    8,328 Transocean Sedco Forex, Inc.                            259,417
    3,666 Winn Dixie Stores, Inc.                                  57,153
                                                              -----------
                                                                3,107,107
                                                              -----------

     FOOD & DRUG RETAILING -- 0.7%
   10,171 CVS Corporation                                         311,233
   12,557 Safeway, Inc. +                                         366,539
   26,612 Walgreen Company                                      1,028,021
                                                              -----------
                                                                1,705,793
                                                              -----------

     FOOD PRODUCTS -- 1.7%
   16,927 Archer-Daniels-Midland Company                          216,496
   10,687 Campbell Soup Company                                   295,602
   13,964 ConAgra, Inc.                                           386,105
    9,532 General Mills, Inc.                                     420,170
    9,118 Heinz (H.J.) Company                                    374,750
    3,578 Hershey Foods Corporation                               223,625
   10,644 Kellogg Company                                         381,694
   20,384 Sara Lee Corporation                                    420,726
   14,920 Unilever NV                                             966,816
    5,865 Wrigley (Wm) Jr. Company                                324,628
                                                              -----------
                                                                4,010,612
                                                              -----------


     GAS UTILITIES -- 0.4%
   15,007 El Paso Corporation                                     309,294
    3,670 KeySpan Corporation                                     138,176
    3,206 Kinder Morgan, Inc.                                     121,892
    1,195 NICOR, Inc.                                              54,671
    5,354 NiSource, Inc.                                          116,878
      916 People's Energy Corporation                              33,397
    5,360 Sempra Energy                                           118,617
                                                              -----------
                                                                  892,925
                                                              -----------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
    5,495 Applera Corporation -- Applied Biosystems Group         107,098
    1,379 Bard (C.R.), Inc.                                        78,024
    1,373 Bausch & Lomb, Inc.                                      46,476
   15,657 Baxter International, Inc.                              695,954
    6,685 Becton, Dickinson & Company                             230,298
    7,023 Biomet, Inc.                                            190,464
   10,572 Boston Scientific Corporation +                         309,971
    7,976 Guidant Corporation +                                   241,114
   31,583 Medtronic, Inc.                                       1,353,331
    2,293 St. Jude Medical, Inc. +                                169,338
    5,133 Stryker Corporation                                     274,667
    5,035 Zimmer Holdings, Inc. +                                 179,548
                                                              -----------
                                                                3,876,283
                                                              -----------

     HEALTH CARE PROVIDERS & SERVICES -- 1.9%
    3,756 Aetna, Inc.                                             180,175
    2,753 AmerisourceBergen Corporation                           209,228
   11,784 Cardinal Health, Inc.                                   723,655
    3,656 CIGNA Corporation                                       356,168
   13,426 HCA-The Healthcare Company                              637,735
    6,326 Health Management Associates, Inc., Class A +           127,469
   10,278 HEALTHSOUTH Corporation +                               131,456
    4,439 Humana, Inc. +                                           69,382
    7,498 IMS Health, Inc.                                        134,589
    2,657 Manor Care, Inc. +                                       61,111
    7,501 McKesson HBOC, Inc.                                     245,283
    3,116 Quintiles TransNational Corporation +                    38,919
    8,527 Tenet Healthcare Corporation +                          610,107
    8,059 UnitedHealth Group, Inc.                                737,801
    3,757 Wellpoint Health Networks, Inc., Class A +              292,332
                                                              -----------
                                                                4,555,410
                                                              -----------

                       See Notes to Financial Statements.
                                        4

         Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                   (Continued)

SHARES                                                     VALUE
------                                                  -----------
COMMON STOCKS - (CONTINUED)
     HOTELS, RESTAURANTS & LEISURE -- 1.2%
   15,227 Carnival Corporation, Class A                 $   421,636
    4,483 Darden Restaurants, Inc.                          110,730
    3,033 Harrah's Entertainment, Inc. +                    134,514
    9,642 Hilton Hotels Corporation                         134,024
    2,387 International Game Technology +                   135,343
    6,327 Marriott International, Inc.                      240,742
   33,076 McDonald's Corporation                            941,012
   10,021 Starbucks Corporation +                           249,022
    5,230 Starwood Hotels & Resorts Worldwide, Inc.         172,015
    2,952 Wendy's International, Inc.                       117,578
    7,746 Yum! Brands, Inc. +                               226,570
                                                        -----------
                                                          2,883,186
                                                        -----------

     HOUSEHOLD DURABLES -- 0.5%
    1,649 American Greetings Corporation, Class A            27,472
    2,110 Black & Decker Corporation                        101,702
    1,555 Centex Corporation                                 89,863
    3,877 Fortune Brands, Inc.                              217,112
    1,380 KB HOME                                            71,084
    5,063 Leggett & Platt, Inc.                             118,474
    2,018 Maytag Corporation                                 86,068
    6,954 Newell Rubbermaid, Inc.                           243,807
    1,625 Pulte Corporation                                  93,405
    1,562 Snap-On, Inc.                                      46,376
    2,198 Stanley Works                                      90,140
    1,562 Tupperware Corporation                             32,474
    1,741 Whirlpool Corporation                             113,792
                                                        -----------
                                                          1,331,769
                                                        -----------

     HOUSEHOLD PRODUCTS -- 2.0%
    5,955 Clorox Company                                    246,239
   14,269 Colgate-Palmolive Company                         714,164
   13,504 Kimberly-Clark Corporation                        837,248
   33,790 Procter & Gamble Company                        3,017,447
                                                        -----------
                                                          4,815,098
                                                        -----------

     INDUSTRIAL CONGLOMERATES -- 4.0%
   10,098 3M Company                                      1,242,054
  258,791 General Electric Company                        7,517,878
    3,674 Textron, Inc.                                     172,311
   51,988 Tyco International Ltd.                           702,358
                                                        -----------
                                                          9,634,601
                                                        -----------


     INSURANCE -- 4.5%
    6,783 ACE Ltd.                                          214,343
   13,489 AFLAC, Inc.                                       431,648
   18,506 Allstate Corporation                              684,352
   68,073 American International
               Group, Inc.                                4,644,621
    7,060 AON Corporation                                   208,129
    4,440 Chubb Corporation                                 314,352
    4,216 Cincinnati Financial Corporation                  196,171
    9,029 Conseco, Inc. +                                    18,058
    6,417 Hartford Financial Services Group, Inc.           381,619
    3,942 Jefferson-Pilot Corporation                       185,274
    7,690 John Hancock Financial
               Services, Inc.                               270,688
    4,850 Lincoln National Corporation                      203,700
    4,895 Loews Corporation                                 259,386
    7,147 Marsh & McLennan
               Companies, Inc.                              690,400
    3,797 MBIA, Inc.                                        214,644
   18,348 MetLife, Inc.                                     528,422
    2,745 MGIC Investment Corporation                       186,111
    5,678 Progressive Corporation                           328,472
    3,296 SAFECO Corporation                                101,813
    5,473 St. Paul Companies, Inc.                          213,009
    3,205 Torchmark, Inc.                                   122,431
    6,282 UnumProvident Corporation                         159,877
    3,535 XL Capital Ltd., Class A                          299,415
                                                        -----------
                                                         10,856,935
                                                        -----------

     INTERNET SOFTWARE & SERVICES -- 0.1%
   15,608 Yahoo!, Inc. +                                    230,374
                                                        -----------

     IT CONSULTING & SERVICES -- 0.3%
    4,414 Computer Sciences Corporation +                   210,989
   12,518 Electronic Data Systems Corporation               465,044
    8,334 Unisys Corporation +                               75,006
                                                        -----------
                                                            751,039
                                                        -----------

     LEISURE EQUIPMENT & PRODUCTS -- 0.2%
    2,392 Brunswick Corporation                              66,976
    7,606 Eastman Kodak Company                             221,867
    4,490 Hasbro, Inc.                                       60,884
   11,344 Mattel, Inc.                                      239,132
                                                        -----------
                                                            588,859
                                                        -----------

                       See Notes to Financial Statements.
                                        5

         Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                    (Continued)

SHARES                                                     VALUE
------                                                  -----------
COMMON STOCKS - (CONTINUED)
     MACHINERY -- 1.1%
    8,984 Caterpillar, Inc.                             $   439,767
    1,102 Cummins Engine, Inc.                               36,476
    3,946 Danaher Corporation                               261,817
    6,235 Deere & Company                                   298,656
    5,278 Dover Corporation                                 184,730
    1,835 Eaton Corporation                                 133,496
    7,999 Illinois Tool Works, Inc.                         546,332
    4,401 Ingersoll-Rand Company,
               Class A                                      200,950
    2,390 ITT Industries, Inc.                              168,734
    1,558 Navistar International
               Corporation                                   49,856
    2,977 PACCAR, Inc.                                      132,149
    3,210 Pall Corporation                                   66,608
    3,022 Parker-Hannifin Corporation                       144,421
                                                        -----------
                                                          2,663,992
                                                        -----------

     MEDIA -- 3.4%
  115,961 AOL Time Warner, Inc. +                         1,705,786
   15,956 Clear Channel Communications +                    510,911
   24,645 Comcast Corporation, Class A +                    587,537
   53,124 Disney (Walt) Company                           1,004,044
    2,200 Dow Jones & Company, Inc.                         106,590
    6,971 Gannett Company, Inc.                             529,099
    9,943 Interpublic Group of
               Companies, Inc.                              246,189
    2,200 Knight-Ridder, Inc.                               138,490
    5,040 McGraw-Hill, Inc.                                 300,888
    1,283 Meredith Corporation                               49,203
    3,942 New York Times Company,
             Class A                                        203,013
    4,858 Omnicom, Inc.                                     222,496
    2,937 TMP Worldwide, Inc. +                              63,146
    7,792 Tribune Company                                   338,952
    5,951 Univision Communications,
               Inc. +                                       186,861
   46,024 Viacom, Inc., Class B +                         2,042,085
                                                        -----------
                                                          8,235,290
                                                        -----------

     METALS & MINING -- 0.9%
    8,347 Alcan Aluminum Ltd.                               313,179
   22,060 Alcoa, Inc.                                       731,289
    2,059 Allegheny Technologies, Inc.                       32,532
   14,053 Barrick Gold Corporation                          266,867
    3,758 Freeport McMoRan Copper & Gold, Class B +          67,080
    4,767 Inco Ltd. +                                       107,925
   10,169 Newmont Mining Corporation                        267,750
    2,015 Nucor Corporation                                 131,056
    2,298 Phelps Dodge Corporation                           94,678
    8,620 Placer Dome, Inc.                                  96,630
    2,588 United States Steel Corporation                    51,475
    2,197 Worthington Industries, Inc.                       39,766
                                                        -----------
                                                          2,200,227
                                                        -----------

     MULTILINE RETAIL -- 4.1%
    3,028 Big Lots, Inc. +                                   59,591
   11,855 Costco Wholesale Corporation +                    457,840
    2,201 Dillard's, Inc.                                    57,864
    8,630 Dollar General Corporation                        164,229
    4,490 Family Dollar Stores, Inc.                        158,273
    5,205 Federated Department Stores +                     206,639
    8,704 Kohls Corporation +                               609,976
    7,404 May Department Stores
            Company                                         243,814
    3,481 Nordstrom, Inc.                                    78,845
    6,973 Penney (J.C.) Company, Inc.                       153,545
    8,233 Sears, Roebuck & Company                          447,052
   23,595 Target Corporation                                898,969
  115,839 Wal-Mart Stores, Inc.                           6,372,303
                                                        -----------
                                                          9,908,940
                                                        -----------

     MULTI-UTILITIES & UNREGULATED POWER -- 0.4%
   13,883 AES Corporation +                                  75,246
    9,724 Calpine Corporation +                              68,360
   21,617 Duke Energy Corporation                           672,289
    9,397 Dynegy, Inc., Class A                              67,658
   10,460 Mirant Corporation +                               76,358
   13,474 Williams Companies, Inc.                           80,709
                                                        -----------
                                                          1,040,620
                                                        -----------

     OFFICE ELECTRONICS -- 0.1%
   18,739 Xerox Corporation                                 130,611
                                                        -----------

     OIL & GAS -- 6.7%
    2,289 Amerada Hess Corporation                          188,842
    6,455 Anadarko Petroleum Corporation                    318,231
    3,749 Apache Corporation                                215,493
    1,835 Ashland, Inc.                                      74,317
    5,238 Burlington Resources, Inc.                        199,044
   27,781 ChevronTexaco Corporation                       2,458,618
   16,272 Conoco, Inc.                                      452,362
    4,074 Devon Energy Corporation                          200,767
    3,026 EOG Resources, Inc.                               120,132
  176,617 Exxon Mobil Corporation                         7,227,168
    2,614 Kerr-McGee Corporation                            139,980
    8,075 Marathon Oil Corporation                          218,994

                       See Notes to Financial Statements.

          Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                    (Continued)

SHARES                                                     VALUE
------                                                  -----------
COMMON STOCKS - (CONTINUED)
       OIL & GAS - (CONTINUED)
    3,785 Nabors Industries, Ltd. +                     $   133,610
    9,772 Occidental Petroleum
               Corporation                                  293,062
    9,934 Phillips Petroleum Company                        584,914
   55,333 Royal Dutch Petroleum Company, NYR              3,058,255
    2,020 Sunoco, Inc.                                       71,973
    6,320 Unocal Corporation                                233,461
                                                        -----------
                                                         16,189,223
                                                        -----------

     PAPER & FOREST PRODUCTS -- 0.5%
    1,562 Boise Cascade Corporation                          53,936
    5,982 Georgia-Pacific Group                             147,037
   12,596 International Paper Company                       548,934
    2,752 Louisiana Land & Exploration Company               29,144
    5,171 MeadWestvaco Corporation                          173,539
    5,677 Weyerhaeuser Company                              362,476
                                                        -----------
                                                          1,315,066
                                                        -----------

     PERSONAL PRODUCTS -- 0.5%
    1,463 Alberto-Culver Company,
             Class B                                         69,932
    6,139 Avon Products, Inc.                               320,701
   27,502 Gillette Company                                  931,493
                                                        -----------
                                                          1,322,126
                                                        -----------

     PHARMACEUTICALS -- 9.1%
   40,661 Abbott Laboratories                             1,530,887
    3,389 Allergan, Inc.                                    226,216
   50,462 Bristol-Myers Squibb Company                    1,296,873
    4,675 Forest Laboratories, Inc. +                       330,990
   78,439 Johnson & Johnson                               4,099,222
    6,499 King Pharmaceuticals, Inc. +                      144,603
   29,229 Lilly (Eli) & Company                           1,648,515
   59,025 Merck & Company, Inc.                           2,989,026
  162,571 Pfizer, Inc.                                    5,689,985
   33,693 Pharmacia Corporation                           1,261,803
   38,191 Schering-Plough Corporation                       939,498
    2,747 Watson Pharmaceuticals, Inc. +                     69,417
   34,485 Wyeth                                           1,765,632
                                                        -----------
                                                         21,992,667
                                                        -----------

     REAL ESTATE -- 0.3%
   10,815 Equity Office Properties Trust                    325,531
    7,157 Equity Residential Properties Trust               205,764
    4,766 Plum Creek Timber Company, Inc.                   146,316
    4,600 Simon Property Group, Inc.                        169,464
                                                        -----------
                                                            847,075
                                                        -----------

     ROAD & RAIL -- 0.5%
    9,937 Burlington Northern Santa Fe                      298,110
    5,492 CSX Corporation                                   192,494
   10,102 Norfolk Southern Corporation                      236,185
    6,510 Union Pacific Corporation                         411,953
                                                        -----------
                                                          1,138,742
                                                        -----------

     SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
    8,892 Advanced Micro Devices, Inc. +                     86,430
   10,045 Altera Corporation +                              136,612
    9,533 Analog Devices, Inc. +                            283,130
   42,604 Applied Materials, Inc. +                         810,328
    7,789 Applied Micro Circuits Corporation +               36,842
    6,977 Broadcom Corporation,
               Class A +                                    122,377
  174,091 Intel Corporation                               3,180,642
    4,886 KLA-Tencor Corporation +                          214,935
    8,246 Linear Technology Corporation                     259,172
    9,628 LSI Logic Corporation +                            84,245
    8,442 Maxim Integrated Products,
               Inc. +                                       323,582
   15,704 Micron Technology, Inc. +                         317,535
    4,688 National Semiconductor Corporation +              136,749
    3,759 Novellus Systems, Inc. +                          127,806
    3,856 NVIDIA Corporation +                               66,246
    4,308 PMC-Sierra, Inc. +                                 39,935
    2,379 QLogic Corporation +                               90,640
    4,801 Teradyne, Inc. +                                  112,823
   45,194 Texas Instruments, Inc.                         1,071,098
    5,224 Vitesse Semiconductor Corporation +                16,247
    8,753 Xilinx, Inc. +                                    196,330
                                                        -----------
                                                          7,713,704
                                                        -----------

     SOFTWARE -- 4.4%
    6,237 Adobe Systems, Inc.                               177,754
    2,940 Autodesk, Inc.                                     38,955
    6,323 BMC Software, Inc. +                              104,962
    4,774 Citrix Systems, Inc. +                             28,835
   15,088 Computer Associates International, Inc.           239,748
    9,723 Compuware Corporation +                            59,019

                       See Notes to Financial Statements.
                                        7

          Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                    (Continued)

SHARES                                                            VALUE
------                                                        -------------
COMMON STOCKS - (CONTINUED)
        SOFTWARE -- (CONTINUED)
    5,495 Intuit, Inc. +                                      $     273,211
    2,203 Mercury Interactive
               Corporation +                                         50,581
  141,022 Microsoft Corporation +                                 7,713,903
    9,398 Novell, Inc. +                                             30,168
  143,007 Oracle Corporation +                                    1,354,276
    6,782 Parametric Technology Corporation +                        23,262
    8,120 PeopleSoft, Inc. +                                        120,826
    5,038 Rational Software Corporation +                            41,362
   12,281 Siebel Systems, Inc. +                                    174,636
   10,697 VERITAS Software
               Corporation +                                        211,694
                                                              -------------
                                                                 10,643,192
                                                              -------------

     SPECIALTY RETAIL -- 2.4%
    2,746 AutoZone, Inc. +                                          212,266
    7,610 Bed Bath & Beyond, Inc. +                                 287,201
    8,395 Best Buy Company, Inc. +                                  304,739
    5,504 Circuit City Stores -- Circuit City Group                 103,200
   22,552 Gap, Inc.                                                 320,238
   61,312 Home Depot, Inc.                                        2,251,990
   13,461 Limited, Inc.                                             286,719
   20,190 Lowes Companies, Inc.                                     916,626
    7,981 Office Depot, Inc. +                                      134,081
    4,504 RadioShack Corporation                                    135,390
    3,933 Sherwin-Williams Company                                  117,715
   12,143 Staples, Inc. +                                           239,217
    3,756 Tiffany & Company                                         132,211
   14,104 TJX Companies, Inc.                                       276,579
    5,493 Toys R Us, Inc. +                                          95,963
                                                              -------------
                                                                  5,814,135
                                                              -------------

     TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
    3,402 Jones Apparel Group, Inc. +                               127,575
    2,750 Liz Claiborne, Inc.                                        87,450
    6,963 NIKE, Inc., Class B                                       373,565
    1,560 Reebok International Ltd. +                                46,020
    2,836 V.F. Corporation                                          111,200
                                                              -------------
                                                                    745,810
                                                              -------------

     TOBACCO -- 1.1%
   55,751 Philip Morris Companies, Inc.                           2,435,204
    4,420 UST, Inc.                                                 150,280
                                                              -------------
                                                                  2,585,484
                                                              -------------


     TRADING COMPANIES & DISTRIBUTORS -- 0.1%
    4,587 Genuine Parts Company                                     159,949
    2,478 Grainger (W.W.), Inc.                                     124,148
                                                              -------------
                                                                    284,097
                                                              -------------

     WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
   70,496 AT&T Wireless Services, Inc.                              412,402
   21,263 Nextel Communications, Inc. +                              68,254
   25,891 Sprint PCS +                                              115,733
                                                              -------------
                                                                    596,389
                                                              -------------

TOTAL COMMON STOCKS
   (Cost $ 272,373,075)                                         236,686,066
                                                              -------------

PRINCIPAL
AMOUNT

U.S. TREASURY BILL -- 0.3%
(Cost $ 697,911)
 $700,000 1.805% due 8/29/2002 **,++                                697,911
                                                              -------------

REPURCHASE AGREEMENT -- 15.4%
(Cost $37,319,000)
37,319,000 Agreement with State Street
           Bank and Trust Company,
           1.850% dated 06/28/2002, to
           be repurchased at $37,324,753
           on 07/01/2002, collateralized
           by $38,220,000 U.S. Treasury
           Bill, 1.618% maturing
           09/26/2002 (value
           $ 38,067,120)                                         37,319,000
                                                              -------------

TOTAL INVESTMENTS
   (Cost $310,389,986*)                           113.1%        274,702,977
OTHER ASSETS AND
LIABILITIES (NET)                                 (13.1)        (31,863,429)
                                          -------------       -------------
NET ASSETS                                        100.0%      $ 242,839,548
                                          =============       =============


----------
 * Aggregate cost for Federal tax purposes is $312,219,662.
** Securities pledged as collateral for futures contracts.
 + Non-income producing security.
++ Rate represents annualized yield at date of purchase. # Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
GDR - Global Depositary Receipts
NYR - New York Registered Shares


                       See Notes to Financial Statements.
                                        8

         Munder Institutional S&P MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)

SHARES                                                        VALUE
------                                                     -----------
COMMON STOCKS -- 97.0%
     AEROSPACE & DEFENSE -- 0.9%
    6,100 L-3 Communications Holding, Inc. +               $   329,400
    3,400 Precision Castparts Corporation                      112,200
      700 Sequa Corporation +                                   45,773
                                                           -----------
                                                               487,373
                                                           -----------

     AIRLINES -- 0.1%
    1,700 Alaska Air Group, Inc. +                              44,370
                                                           -----------

     AIR FREIGHT & LOGISTICS -- 1.3%
    3,200 Airborne, Inc.                                        61,440
    2,500 Atlas Air, Inc. +                                      9,250
    5,500 C.H. Robinson Worldwide, Inc.                        184,415
    3,100 CNF Transportation, Inc.                             117,738
    3,100 EGL, Inc. +                                           52,576
    6,800 Expeditors International of Washington, Inc.         225,488
    2,400 Hunt (J.B.) Transport Services, Inc. +                70,848
                                                           -----------
                                                               721,755
                                                           -----------

     AUTO COMPONENTS -- 1.4%
    4,425 ArvinMeritor, Inc.                                   106,200
    1,400 Bandag, Inc.                                          39,648
    1,700 Borg Warner, Inc.                                     98,192
    3,000 Federal Signal Corporation                            72,000
    4,900 Gentex Corporation +                                 134,603
    4,300 Lear Corporation +                                   198,875
    2,200 Modine Manufacturing Company                          54,076
    1,700 Superior Industries International, Inc.               78,625
                                                           -----------
                                                               782,219
                                                           -----------

     BANKS -- 10.7%
    4,959 Associated Banc Corporation                          187,004
    5,900 Astoria Financial Corporation                        189,095
    4,800 Bank Hawaii Corporation                              134,400
    9,650 Banknorth Group, Inc.                                251,093
    3,300 City National Corporation                            177,375
    4,400 Commerce Bancorp, Inc.                               194,480
    8,400 Compass Bancshares, Inc.                             282,240
    3,100 First Virginia Banks, Inc.                           166,222
    5,600 FirstMerit Corporation                               154,448
    8,900 Golden State Bancorp, Inc.                           322,625
    3,300 Greater Bay Bancorp                                  101,508
    6,600 GreenPoint Financial Corporation                     324,060
   10,500 Hibernia Corporation                                 207,795
    3,800 Independence Community Bank Corporation              111,226
    4,000 IndyMac Bancorp, Inc. +                               90,720
    4,200 Investors Financial Services Corporation             140,868
    6,100 M&T Bank Corporation                                 523,136
    4,600 Mercantile Bankshares Corporation                    188,738
   13,480 National Commerce Financial Corporation              354,524
    7,000 New York Community
               Bancorp, Inc.                                   186,760
   10,750 North Fork Bancorporation, Inc.                      427,957
    3,200 Provident Financial Group, Inc.                       92,832
    5,500 Roslyn Bancorp, Inc.                                 120,065
    3,000 Silicon Valley Bancshares +                           79,080
   17,100 Sovereign Bancorp, Inc.                              255,645
    5,000 TCF Financial Corporation                            245,500
    7,900 The Colonial BancGroup, Inc.                         118,500
    3,200 Webster Financial Corporation                        122,368
    2,200 Westamerica Bancorp                                   86,196
    4,300 Wilmington Trust Corporation                         131,150
                                                           -----------
                                                             5,967,610
                                                           -----------

     BEVERAGES -- 0.6%
    5,800 Constellation Brands, Inc.,
               Class A                                         185,600
   10,150 PepsiAmericas, Inc.                                  151,641
                                                           -----------
                                                               337,241
                                                           -----------

     BIOTECHNOLOGY -- 2.1%
   12,800 Gilead Sciences, Inc. +                              420,864
   10,000 IDEC Pharmaceuticals Corporation +                   354,500
    4,400 Incyte Genomics, Inc. +                               31,988
   18,452 Millennium Pharmaceuticals,
               Inc. +                                          224,192
    5,800 Protein Design Labs, Inc. +                           62,988
    5,000 Vertex Pharmaceuticals, Inc. +                        81,400
                                                           -----------
                                                             1,175,932
                                                           -----------

     BUILDING PRODUCTS -- 0.2%
    2,600 York International Corporation                        87,854
                                                           -----------

     CHEMICALS -- 2.7%
    4,600 Airgas, Inc. +                                        79,580
    2,700 Albemarle Corporation                                 83,025
    4,100 Cabot Corporation                                    117,465


                       See Notes to Financial Statements.
                                        9

         Munder Institutional S&P MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                     (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
        CHEMICALS -- (CONTINUED)
    7,454 Crompton Corporation                               $    95,038
    2,600 Cytec Industries, Inc. +                                81,744
    2,600 Ferro Corporation                                       78,390
    2,300 FMC Corporation +                                       69,391
    1,900 Fuller (H.B.) Company                                   55,651
    7,500 IMC Global, Inc.                                        93,750
    3,400 Lubrizol Corporation                                   113,900
    8,200 Lyondell Petrochemical
               Company                                           123,820
    1,300 Minerals Technologies, Inc.                             64,116
    3,050 Olin Corporation                                        67,558
    7,500 R.P.M., Inc.                                           114,375
    1,900 Schulman (A.), Inc.                                     40,753
    6,900 Solutia, Inc.                                           48,438
    3,300 Valspar Corporation                                    148,962
                                                             -----------
                                                               1,475,956
                                                             -----------

     COMMERCIAL SERVICES & SUPPLIES -- 5.7%
    1,600 Banta Corporation                                       57,440
    9,700 Ceridian Corporation +                                 184,106
    4,600 Certegy, Inc. +                                        170,706
    5,100 CheckFree Corporation +                                 79,764
    5,600 ChoicePoint, Inc. +                                    254,632
    3,500 CSG Systems International,
               Inc. +                                             66,990
    4,600 DeVry, Inc. +                                          105,064
    7,800 DST Systems, Inc. +                                    356,538
    4,900 Dun & Bradstreet Corporation +                         161,945
    2,300 Education Management Corporation +                      93,679
    3,900 Hon Industries, Inc.                                   106,158
    2,400 Kelly Services, Inc.                                    64,824
    2,500 Korn/Ferry International +                              22,750
    4,900 Manpower, Inc.                                         180,075
    5,000 Miller Herman, Inc.                                    101,500
    6,500 MPS Group, Inc.                                         55,250
    1,700 NCO Group, Inc. +                                       37,553
    3,596 Pittston Brinks Group                                   86,304
   10,900 Republic Services, Inc. +                              207,863
    2,000 Rollins, Inc.                                           40,680
    4,000 Sothebys Holdings, Inc. +                               57,000
    2,600 Sylvan Learning Systems, Inc. +                         51,844
    7,800 The BISYS Group, Inc. +                                259,740
    3,500 Valassis Communications, Inc. +                        127,750
    5,800 Viad Corporation                                       150,800
    2,700 Wallace Computer Series, Inc.                           58,050
                                                             -----------
                                                               3,139,005
                                                             -----------


     COMMUNICATIONS EQUIPMENT -- 1.0%
   23,400 3Com Corporation                                       102,960
    2,500 ADTRAN, Inc. +                                          47,497
    5,400 Advanced Fibre Communications, Inc. +                   89,316
    2,927 Avocent Corporation +                                   46,598
    4,000 CommScope, Inc. +                                       50,000
    7,400 McDATA Corporation, Class A +                           65,194
    3,000 Plantronics, Inc. +                                     57,030
    6,600 Polycom, Inc. +                                         79,134
    4,300 Powerwave Technologies, Inc. +                          39,388
                                                             -----------
                                                                 577,117
                                                             -----------

     COMPUTERS & PERIPHERALS -- 0.4%
    2,600 InFocus Corporation +                                   30,628
   10,200 Quantum Corporation -- DLT & Storage Systems +          42,840
    4,500 SanDisk Corporation +                                   55,800
    6,900 Storage Technology
               Corporation +                                     110,193
                                                             -----------
                                                                 239,461
                                                             -----------

     CONSTRUCTION MATERIALS -- 0.2%
    3,200 Martin Marietta Materials, Inc.                        124,800
                                                             -----------

     CONSTRUCTION & ENGINEERING -- 0.5%
    3,150 Dycom Industries, Inc. +                                36,824
    2,750 Granite Construction, Inc.                              69,575
    3,600 Jacobs Engineering Group, Inc. +                       125,208
    4,500 Quanta Services, Inc. +                                 44,415
                                                             -----------
                                                                 276,022
                                                             -----------

     CONTAINERS & PACKAGING -- 0.6%
    3,300 Longview Fibre Company                                  31,086
    6,900 Packaging Corporation of America +                     137,241
    6,300 Sonoco Products Company                                178,416
                                                             -----------
                                                                 346,743
                                                             -----------

     DIVERSIFIED FINANCIALS -- 3.0%
    5,600 AmeriCredit Corporation +                              157,080
   23,250 E*TRADE Group, Inc. +                                  126,945
    4,600 Eaton Vance Corporation                                143,520
    5,300 Edwards (A.G.), Inc.                                   206,011
    3,200 Investment Technology Group, Inc. +                    104,640
    3,900 LaBranche & Company, Inc. +                             89,310


                       See Notes to Financial Statements.
                                       10

         Munder Institutional S&P MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                    (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
       DIVERSIFIED FINANCIALS -- (CONTINUED)
    4,200 Legg Mason, Inc.                                   $   207,228
    3,600 Leucadia National Corporation                          113,976
    4,100 Metris Companies, Inc.                                  34,071
    4,600 Neuberger Berman, Inc.                                 168,360
    7,200 SEI Investments Company                                202,824
    5,300 Waddell & Reed Financial, Inc., Class A                121,476
                                                             -----------
                                                               1,675,441
                                                             -----------

     DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
   14,300 Broadwing, Inc. +                                       37,180
                                                             -----------

     ELECTRIC UTILITIES -- 3.9%
    5,600 ALLETE                                                 151,760
    5,900 Alliant Energy Corporation                             151,630
    1,800 Black Hills Corporation                                 62,298
    2,900 Cleco Corporation                                       63,510
    5,775 Conectiv                                               149,053
    8,300 DPL, Inc.                                              219,535
    4,700 DQE, Inc.                                               65,800
    4,100 Great Plains Energy, Inc.                               83,435
    2,400 Hawaiian Electric Industries, Inc.                     102,120
    2,500 Idacorp, Inc.                                           69,250
    9,000 Northeast Utilities                                    169,290
    3,500 NSTAR                                                  156,730
    5,100 OGE Energy Corporation                                 116,586
    2,600 PNM Resources, Inc.                                     62,920
    7,000 Potomac Electric Power
               Company                                           150,360
    5,700 Puget Energy, Inc.                                     117,705
    7,600 Wisconsin Energy Corporation                           192,052
    2,100 WPS Resources Corporation                               85,743
                                                             -----------
                                                               2,169,777
                                                             -----------

     ELECTRICAL EQUIPMENT -- 1.1%
    2,200 AMETEK, Inc.                                            81,950
    6,000 Energizer Holdings, Inc. +                             164,520
    4,300 Harris Corporation                                     155,832
    3,900 Hubbell, Inc.                                          133,185
    1,200 Tecumseh Products Company, Class A                      63,696
                                                             -----------
                                                                 599,183
                                                             -----------

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
    6,600 Arrow Electronics, Inc. +                              136,950
    7,874 Avnet, Inc.                                            173,149
    4,700 Diebold, Inc.                                          175,028
    5,600 KEMET Corporation +                                    100,016
    2,500 Newport Corporation                                     39,150
    2,700 Plexus Corporation +                                    48,870
    3,700 Tech Data Corporation +                                140,045
   10,427 Vishay Intertechnology, Inc. +                         229,394
                                                             -----------
                                                               1,042,602
                                                             -----------

     ENERGY EQUIPMENT & SERVICES -- 3.6%
    3,500 Cooper Cameron Corporation +                           169,470
    8,900 ENSCO International, Inc.                              242,614
    4,291 FMC Technologies, Inc. +                                89,081
    7,275 Grant Pride, Inc. +                                     98,940
    4,300 Hanover Compressor Company +                            58,050
    3,300 Helmerich & Payne, Inc.                                117,876
    5,300 National-Oilwell, Inc. +                               111,565
    5,200 Patterson-UTI Energy, Inc. +                           146,796
    8,700 Pride International, Inc. +                            136,242
    3,300 Smith International, Inc. +                            225,027
    4,000 Tidewater, Inc.                                        131,680
    6,340 Varco International, Inc. +                            111,204
    7,875 Weatherford Internatioan, Ltd.                         340,200
                                                             -----------
                                                               1,978,745
                                                             -----------

     FOOD & DRUG RETAILING -- 0.5%
    2,500 Long's Drug Stores Company                              70,725
    3,000 Ruddick Corporation                                     50,880
    3,700 Whole Foods Market, Inc. +                             178,414
                                                             -----------
                                                                 300,019
                                                             -----------

     FOOD PRODUCTS -- 3.3%
    5,928 Dean Foods Company +                                   221,114
    3,700 Dole Food, Inc.                                        106,745
    2,300 Dreyers Grand Ice Cream, Inc.                          157,780
    9,100 Hormel Foods Corporation                               217,854
    2,850 Interstate Bakeries Corporation                         82,308
    9,100 Mccormick & Company, Inc.                              234,325
    3,100 Sensient Technologies Corporation                       70,556
    7,300 Smithfield Foods, Inc. +                               135,415
    3,240 The J.M. Smucker Company                               110,581
    3,377 Tootsie Roll Industries, Inc.                          130,217
   23,150 Tyson Foods, Inc.                                      359,057
                                                             -----------
                                                               1,825,952
                                                             -----------

     GAS UTILITIES -- 0.7%
    3,700 AGL Resources, Inc.                                     85,840
    5,200 National Fuel Gas Company                              117,052


                       See Notes to Financial Statements.
                                        11

         Munder Institutional S&P MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                   (Continued)

SHARES                                                          VALUE
------                                                       -----------
 COMMON STOCKS -- (CONTINUED)
       GAS UTILITIES -- (CONTINUED)
    4,000 ONEOK, Inc.                                        $    87,800
    3,200 WGL Holdings, Inc.                                      82,880
                                                             -----------
                                                                 373,572
                                                             -----------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
    7,000 Apogent Technologies, Inc. +                           143,990
    4,000 Beckman Coulter, Inc.                                  199,600
    8,000 Cytyc Corporation +                                     60,960
    5,100 Dentsply International, Inc.                           188,241
    3,900 Edwards Lifesciences
             Corporation +                                        90,480
    4,100 Hillenbrand Industries, Inc.                           230,215
    4,500 STERIS Corporation +                                    85,995
    4,500 Varian Medical Systems, Inc.                           182,475
    3,500 VISX, Inc. +                                            38,150
                                                             -----------
                                                               1,220,106
                                                             -----------

     HEALTH CARE PROVIDERS & SERVICES -- 6.0%
    6,100 AdvancePCS                                             146,034
    3,600 Apria Healthcare Group, Inc. +                          80,640
    4,100 Covance, Inc. +                                         76,875
    5,200 Express Scripts, Inc., Class A +                       260,572
    6,600 First Health Group Corporation +                       185,064
    8,200 Health Net, Inc. +                                     219,514
    2,800 Henry Schein, Inc. +                                   124,600
    2,600 LifePoint Hospitals, Inc. +                             94,406
    7,000 Lincare Holdings, Inc. +                               226,100
    6,200 Omnicare, Inc.                                         162,812
    5,800 Oxford Health Plans, Inc. +                            269,468
    2,300 PacifiCare Health Systems, Inc. +                       62,560
    4,400 Patterson Dental Company +                             221,452
    6,400 Quest Diagnostics, Inc. +                              550,720
    4,769 Triad Hospitals, Inc. +                                202,110
    2,400 Trigon Healthcare, Inc. +                              241,392
    3,900 Universal Health Services, Inc., Class B +             191,100
                                                             -----------
                                                               3,315,419
                                                             -----------

     HOTELS, RESTAURANTS & LEISURE -- 2.7%
    2,300 Bob Evans Farms, Inc.                                   72,404
    6,450 Brinker International, Inc. +                          204,787
    3,600 CBRL Group, Inc.                                       109,548
    3,300 Cheesecake Factory, Inc. +                             117,084
    6,100 Extended Stay America, Inc. +                           98,942
    3,800 Gtech Holdings Corporation +                            97,052
    3,500 International Speedway Corporation, Class A            140,350
    4,500 Mandalay Resort Group +                                124,065
    5,050 Outback Steakhouse, Inc. +                             177,255
    1,340 Papa John's International, Inc. +                       44,743
   19,800 Park Place Entertainment Corporation +                 202,950
    6,100 Six Flags, Inc. +                                       88,145
                                                             -----------
                                                               1,477,325
                                                             -----------

     HOUSEHOLD DURABLES -- 2.2%
    3,000 Blyth, Inc.                                             93,660
    8,999 Clayton Homes, Inc.                                    142,184
    9,550 D.R. Horton, Inc.                                      248,587
    3,650 Furniture Brands International, Inc. +                 110,413
    2,400 Lancaster Colony Corporation                            85,584
    4,200 Lennar Corporation                                     257,040
    4,450 Mohawk Industries, Inc. +                              273,808
                                                             -----------
                                                               1,211,276
                                                             -----------

     HOUSEHOLD PRODUCTS -- 0.6%
    2,600 Church & Dwight, Inc.                                   81,458
    6,200 Dial Corporation                                       124,124
    5,228 Pennzoil-Quaker State Company                          112,559
                                                             -----------
                                                                 318,141
                                                             -----------

     INDUSTRIAL CONGLOMERATES -- 0.4%
    2,000 Carlisle Companies, Inc.                                89,960
    2,600 Teleflex, Inc.                                         148,590
                                                             -----------
                                                                 238,550
                                                             -----------

     INSURANCE -- 4.5%
    3,500 Allmerica Financial Corporation                        161,700
    4,500 American Financial Group, Inc.                         107,550
    2,600 AmerUs Group Company                                    96,460
    5,600 Arthur J. Gallagher & Company                          194,040
    3,400 Everest Re Group, Ltd.                                 190,230
    6,240 Fidelity National Financial, Inc.                      197,184
    4,100 HCC Insurance Holdings, Inc.                           108,035
    2,700 Horace Mann Educators Corporation                       50,409
    4,000 Ohio Casualty Corporation                               83,600
    7,850 Old Republic International Corporation                 247,275
    5,900 PMI Group, Inc.                                        225,380
    4,500 Protective Life Corporation                            148,950


                       See Notes to Financial Statements.
                                       12

          Munder Institutional S&P MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                    (Continued)

SHARES                                                                  VALUE
------                                                               -----------
COMMON STOCKS -- (CONTINUED)
        INSURANCE -- (CONTINUED)
    6,200 Radian Group, Inc.                                         $   302,870
    1,900 StanCorp Financial Group, Inc.                                 105,450
    3,200 The MONY Group, Inc.                                           108,832
    4,400 Unitrin, Inc.                                                  157,388
                                                                     -----------
                                                                       2,485,353
                                                                     -----------

     INTERNET SOFTWARE & SERVICES -- 0.2%
    3,200 Internet Security Systems, Inc. +                               41,984
    3,400 Retek, Inc. +                                                   82,620
                                                                     -----------
                                                                         124,604
                                                                     -----------

     IT CONSULTING & SERVICES -- 2.2%
    5,800 Acxiom Corporation +                                           101,442
    8,650 Affiliated Computer Services, Inc., Class A +                  410,702
    5,500 Gartner Group, Inc., Class B +                                  51,700
    5,000 Keane, Inc. +                                                   62,000
   18,500 Sun Guard Data Systems +                                       489,880
    2,600 Sykes Enterprises, Inc. +                                       20,956
    5,071 Titan Corporation +                                             92,749
                                                                     -----------
                                                                       1,229,429
                                                                     -----------

     LEISURE EQUIPMENT & PRODUCTS -- 0.1%
    5,100 Callaway Golf Company                                           80,784
                                                                     -----------

     MACHINERY -- 2.2%
    4,900 Agco Corporation                                                95,550
    2,114 Albany International Corporation                                56,888
    2,900 Donaldson Company, Inc.                                        101,616
    3,650 Flowserve Corporation +                                        108,770
    2,600 Harsco Corporation                                              97,500
    2,000 Kaydon Corporation                                              47,220
    2,250 Kennametal, Inc.                                                82,350
    2,200 Nordson Corporation                                             54,252
    3,200 Pentair, Inc.                                                  153,856
    2,680 SPX Corporation +                                              314,900
    1,900 Stewart & Stevenson
               Services, Inc.                                             33,706
    3,000 Trinity Industries, Inc.                                        62,160
                                                                     -----------
                                                                       1,208,768
                                                                     -----------

     MARINE -- 0.2%
    2,700 Alexander & Baldwin, Inc.                                       68,931
    2,300 Overseas Shipholding Group,
             Inc                                                          48,484
                                                                     -----------
                                                                         117,415
                                                                     -----------


     MEDIA -- 3.3%
    7,300 Belo (A.H.) Corporation                                        165,053
    3,600 Catalina Marketing Corporation +                               101,592
    3,450 Emmis Communications Corporation, Class A +                     73,105
    3,200 Entercom Communications Corporation +                          146,880
    6,200 Harte Hanks, Inc.                                              127,410
    7,100 Hispanic Broadcasting Corporation +                            185,310
    2,900 Lee Enterprises, Inc.                                          101,500
    3,300 Macrovision Corporation +                                       43,263
    1,500 Media General, Inc.                                             90,000
    6,500 Readers Digest Association, Inc., Class A (non-voting)         121,745
    2,560 Scholastic Corporation +                                        97,024
      617 Washington Post Company                                        336,265
    7,000 Westwood One, Inc. +                                           233,940
                                                                     -----------
                                                                       1,823,087
                                                                     -----------

     METALS & MINING -- 0.5%
    7,100 AK Steel Holding Corporation                                    90,951
    3,400 Arch Coal, Inc.                                                 77,214
    1,500 Carpenter Technology Corporation                                43,215
    3,675 GrafTech International Ltd.                                     45,203
                                                                     -----------
                                                                         256,583
                                                                     -----------

     MULTILINE RETAIL -- 1.5%
    4,533 99 Cents Only Stores                                           116,271
    4,700 BJs Wholesale Club, Inc. +                                     180,950
    7,399 Dollar Tree Stores, Inc. +                                     291,595
    3,100 Neiman Marcus Group, Inc., Class A +                           107,570
    9,292 Saks, Inc. +                                                   119,309
                                                                     -----------
                                                                         815,695
                                                                     -----------

     MULTI-UTILITIES & UNREGULATED POWER -- 1.8%
   11,800 Aquila, Inc.                                                    94,400
    9,450 Energy East Corporation                                        213,570
    4,600 MDU Resources Group, Inc.                                      120,934
    5,400 Questar Corporation                                            133,380
    6,900 SCANA Corporation                                              213,003
    6,736 Sierra Pacific Resources                                        52,541
    4,466 Vectren Corporation                                            112,096
    4,700 Westar Energy, Inc.                                             72,145
                                                                     -----------
                                                                       1,012,069
                                                                     -----------


                       See Notes to Financial Statements.
                                        13

         Munder Institutional S&P MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                   (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
     OIL & GAS -- 2.5%
    4,100 Equitable Resources, Inc.                           $   140,630
    3,100 Forest Oil Corporation                                   88,133
    3,000 Murphy Oil Corporation                                  247,500
    3,700 Noble Energy, Inc.                                      133,385
   11,488 Ocean Energy, Inc.                                      248,945
    7,550 Pioneer Natural Resources Company +                     196,677
    6,916 Valero Energy Corporation                               258,797
    2,200 Western Gas Resources, Inc.                              82,280
                                                              -----------
                                                                1,396,347
                                                              -----------

     PAPER & FOREST PRODUCTS -- 0.8%
    3,600 Bowater, Inc.                                           195,732
    2,800 Glatfelter (P.H.) Company                                52,640
    1,900 Potlatch Corporation                                     64,638
    1,800 Rayonier, Inc.                                           88,434
    3,400 Wausau Mosinee Paper Corporation                         40,970
                                                              -----------
                                                                  442,414
                                                              -----------

     PHARMACEUTICALS -- 1.5%
    2,900 Barr Laboratories, Inc. +                               184,237
    5,500 ICN Pharmaceuticals, Inc.                               133,155
   12,800 Ivax Corporation +                                      138,240
    8,200 Mylan Labs, Inc.                                        257,070
    4,700 Perrigo Company +                                        61,100
    5,450 Sepracor, Inc. +                                         52,047
                                                              -----------
                                                                  825,849
                                                              -----------

     REAL ESTATE -- 0.5%
    4,100 Hospitality Properties Trust                            149,650
    6,200 New Plan Excel Realty Trust                             129,146
                                                              -----------
                                                                  278,796
                                                              -----------

     ROAD & RAIL -- 0.4%
    3,200 GATX Corporation                                         96,320
    5,650 Swift Transportation Co., Inc. +                        131,645
                                                              -----------
                                                                  227,965
                                                              -----------

     SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.0%
   30,600 Atmel Corporation +                                     191,556
    1,580 Cabot Microelectronics Corporation +                     68,193
    5,400 Cirrus Logic, Inc. +                                     39,798
    3,950 Credence Systems Corporation +                           70,192
    4,800 Cree, Inc. +                                             63,504
    8,000 Cypress Semiconductor Corporation +                     121,440
    7,460 Fairchild Semiconductor Corporation, Class A +          181,278
    2,100 FEI Company +                                            51,471
    6,800 Integrated Device Technology, Inc. +                    123,352
    4,200 International Rectifier Corporation +                   122,430
    8,900 Intersil Corporation                                    190,282
    8,300 Lam Research Corporation +                              149,234
    7,200 Lattice Semiconductor Corporation +                      62,568
    3,200 LTX Corporation +                                        45,696
    6,125 Micrel, Inc. +                                           88,077
   13,086 Microchip Technology, Inc. +                            358,949
    2,600 MIPS Technologies, Inc.,
               Class B +                                           14,482
   11,000 RF Micro Devices, Inc. +                                 83,820
    4,800 Semtech Corporation +                                   128,160
    8,575 TriQuint Semiconductor, Inc. +                           54,966
                                                              -----------
                                                                2,209,448
                                                              -----------


     SOFTWARE -- 4.6%
    4,050 Activision, Inc.                                        117,693
    2,300 Advent Software, Inc. +                                  59,110
   16,700 Ascential Software Corporation +                         46,593
   17,400 Cadence Design Systems, Inc. +                          280,488
    9,000 Electronic Arts +                                       594,450
    2,300 Imation Corporation +                                    68,448
    5,900 Jack Henry & Associates, Inc.                            98,471
    7,500 Legato Systems, Inc. +                                   27,000
    3,900 Macromedia, Inc. +                                       34,593
    4,300 Mentor Graphics Corporation +                            61,146
    3,400 National Instruments
               Corporation +                                      110,704
    9,650 Networks Assocs, Inc. +                                 185,955
    4,600 Reynolds & Reynolds Company                             128,570
    3,700 RSA Security, Inc. +                                     17,797
    6,500 Sybase, Inc. +                                           68,575
    9,300 Symantec Corporation +                                  305,505
    5,100 Synopsys, Inc. +                                        279,531
    2,300 Transaction Systems Architects, Inc., Class A +          27,048
    5,150 Wind River Systems, Inc. +                               25,802
                                                              -----------
                                                                2,537,479
                                                              -----------

                       See Notes to Financial Statements.
                                        14

        Munder Institutional S&P MidCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                    (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
     SPECIALTY RETAIL -- 3.1%
    6,500 Abercrombie & Fitch Company +                      $   156,780
    4,700 American Eagle Outfitters, Inc. +                       99,358
    4,400 Barnes & Noble, Inc. +                                 116,292
    5,300 Borders Group, Inc. +                                   97,520
    5,600 CDW Computer Centers, Inc. +                           262,136
    3,200 Claire S Stores, Inc.                                   73,280
    6,000 Copart, Inc.                                            97,380
    4,300 Michaels Stores, Inc. +                                167,700
    1,500 Payless Shoesource, Inc. +                              86,475
    5,200 Ross Stores, Inc.                                      211,900
    5,000 United Rentals, Inc. +                                 109,000
    7,500 Williams-Sonoma, Inc. +                                229,950
                                                             -----------
                                                               1,707,771
                                                             -----------

     TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
    2,900 Coach, Inc. +                                          159,210
    2,500 The Timberland Company,
               Class A +                                          89,550
    3,500 Unifi, Inc. +                                           38,150
                                                             -----------
                                                                 286,910
                                                             -----------

     TOBACCO -- 0.7%
    6,000 R.J. Reynolds Tobacco
               Holdings, Inc.                                    322,500
    1,700 Universal Corporation                                   62,390
                                                             -----------
                                                                 384,890
                                                             -----------

     TRADING COMPANIES & DISTRIBUTORS -- 0.3%
    5,000 Fastenal Company                                       192,550
                                                             -----------

     UTILITIES -- WATER -- 0.5%
    6,600 American Water Works, Inc.                             285,186
                                                             -----------

     WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
    3,600 Price Communications Corporation +                      57,600
    3,800 Telephone & Data Systems, Inc.                         230,090
                                                             -----------
                                                                 287,690
                                                             -----------

TOTAL COMMON STOCKS
   (Cost $54,309,565)                                         53,783,828
                                                             -----------


PRINCIPAL                                                       VALUE
---------                                                    -----------
U.S. TREASURY BILL -- 0.4%
(Cost $199,409)
 $200,000 1.805% due 8/29/2002 **, ++                        $   199,409
                                                             -----------

REPURCHASE AGREEMENT -- 17.3%
(Cost $9,610,000)
 9,610,000 Agreement with State Street
           Bank and Trust Company,
           1.550% dated 06/28/2002, to
           be repurchased at $9,611,482
           on 07/01/2002, collateralized
           by $9,875,000 U.S. Treasury
           Bill, 1.726% maturing
           11/21/2002 (value $9,805,875)                       9,610,000
OTHER INVESTMENTS***
   (Cost $10,938,347)                               19.7%     10,938,347
                                                             -----------
TOTAL INVESTMENTS
   (Cost $75,057,321*)                             134.4%     74,531,584
OTHER ASSETS AND
LIABILITIES (NET)                                  (34.4)    (19,062,551)
                                                  ------     -----------

NET ASSETS                                         100.0%    $55,469,033
                                                  ======     ===========

----------
  * Aggregate cost for Federal tax purposes is $75,312,872.
 ** Securities pledged as collateral for futures contracts.
*** As of June 30, 2002 the market value of the securities on loan is $10,661,465. Collateral received for securities loaned of $10,938,347 is invested in State Street Navigator Securities Lending Trust-Prime Portfolio.
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase.


                       See Notes to Financial Statements.
                                        15

          Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- 99.5%
     AEROSPACE AND DEFENSE -- 2.3%
    7,010 AAR Corporation                                    $    71,502
   13,250 Aeroflex, Inc. +                                        92,087
    8,167 Alliant Techsystems, Inc. +                            521,055
    6,950 Armor Holdings, Inc. +                                 177,225
    7,590 BE Aerospace, Inc. +                                   100,036
    2,300 Curtiss-Wright Co.                                     184,000
    3,700 DRS Technologies, Inc. +                               158,175
    4,400 EDO Corporation                                        125,400
    9,490 Gencorp, Inc.                                          135,707
    5,060 Kaman Corporation                                       84,806
    4,800 Mercury Computer Systems,
                 Inc. +                                           99,360
    3,600 Triumph Group, Inc. +                                  160,560
                                                             -----------
                                                               1,909,913
                                                             -----------

     AIRLINES -- 0.8%
    9,920 Atlantic Coast Airlines Holdings, Inc. +               215,264
    6,600 Frontier Airlines, Inc. +                               53,658
    7,260 Mesa Air Group, Inc. +                                  66,792
    3,090 Midwest Express Holdings, Inc. +                        40,788
   12,600 SkyWest, Inc.                                          294,714
                                                             -----------
                                                                 671,216
                                                             -----------

     AIR FREIGHT & LOGISTICS -- 0.2%
    4,900 Forward Air Corporation +                              160,622
                                                             -----------

     AUTOMOBILES -- 0.7%
    3,580 Coachmen Industries, Inc.                               51,910
    6,290 Monaco Coach Corporation +                             133,977
    3,220 Thor Industries, Inc.                                  229,457
    4,240 Winnebago Industries, Inc.                             186,560
                                                             -----------
                                                                 601,904
                                                             -----------

     AUTO COMPONENTS -- 0.4%
    5,820 Intermet Corporation                                    62,507
    3,400 Midas, Inc.                                             42,160
    2,850 Standard Motor Products, Inc.                           48,308
   14,470 Tower Automotive, Inc. +                               201,856
                                                             -----------
                                                                 354,831
                                                             -----------

     BANKS -- 7.3%
    5,100 American Financial
               Holdings, Inc.                                    152,592
    5,620 Anchor Bancorp Wisconsin, Inc.                         135,498
    5,000 Boston Private Financial Holdings, Inc.                123,700
    7,212 Chittenden Corporation                                 209,004
    9,940 Commercial Federal Corporation                         288,260
    8,740 Community First
                 Bankshares, Inc.                                228,027
   11,250 Cullen Frost Bankers, Inc.                             404,437
    5,850 Dime Community Bancshares                              132,737
    6,230 Downey Financial Corporation                           294,679
    5,300 East West Bancorp, Inc.                                182,956
    5,970 First BanCorp                                          225,069
   10,637 First Midwest Bancorp, Inc.                            295,496
    3,100 First Republic Bank +                                   85,250
    3,900 FirstFed Financial Corporation +                       113,100
    2,600 GBC Bancorp                                             75,270
    9,978 Hudson United Bancorp                                  284,972
    5,070 MAF Bancorp, Inc.                                      190,632
    5,579 Provident Bankshares
               Corporation                                       132,167
    6,240 Riggs National Corporation                              93,038
    5,300 Seacoast Financial Services Corporation                132,871
    8,830 South Financial Group, Inc.                            197,871
    7,300 Southwest Bancorporation of Texas, Inc. +              264,406
   13,600 Staten Island Bancorp, Inc.                            261,120
    9,625 Sterling Bancshares, Inc.                              142,161
    8,690 Susquehanna Bancshares, Inc.                           197,350
   15,941 TrustCo Bank Corporation NY                            209,943
    4,400 UCBH Holdings, Inc.                                    167,244
    9,440 United Bankshares, Inc.                                277,347
   13,960 Washington Federal, Inc.                               352,630
    8,745 Whitney Holding Corporation                            268,821
                                                             -----------
                                                               6,118,648
                                                             -----------

     BEVERAGES -- 0.1%
    1,960 Coca-Cola Bottling Company                              84,280
                                                             -----------

     BIOTECHNOLOGY -- 1.6%
    4,600 ArQule, Inc. +                                          31,050
   12,820 Bio Technology General Corporation +                    77,048
   12,090 Cephalon, Inc. +                                       546,468
    6,220 Enzo Biochem, Inc.                                      89,133
    7,590 Idexx Laboratories, Inc.                               195,746
    9,660 Regeneron Pharmaceuticals,
                 Inc. +                                          140,166
    9,200 Techne Corporation +                                   259,624
                                                             -----------
                                                               1,339,235
                                                             -----------

                       See Notes to Financial Statements.
                                        16

          Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                    (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
     BUILDING PRODUCTS -- 1.1%
    6,220 Apogee Enterprises, Inc.                           $    89,319
    4,390 Elcor Chemical Corporation                             120,067
    7,452 Griffon Corporation                                    134,881
   12,622 Lennox International, Inc.                             227,070
    2,710 Simpson Manufacturing Company, Inc. +                  154,822
    4,090 Universal Forest Products, Inc.                         95,788
    6,060 Watsco, Inc.                                           110,595
                                                             -----------
                                                                 932,542
                                                             -----------

     CHEMICALS -- 2.3%
    5,000 Arch Chemicals, Inc.                                   123,500
    5,800 Cambrex Corporation                                    232,580
    3,130 Chemfirst, Inc.                                         89,675
    7,200 Georgia Gulf Corporation                               190,368
    7,110 Macdermid, Inc.                                        152,865
    3,320 Material Sciences Corporation +                         46,546
    6,270 OM Group, Inc.                                         388,740
    8,690 Omnova Solutions, Inc.                                  72,996
    1,740 Penford Corporation                                     31,494
   20,100 PolyOne Corporation                                    226,125
    2,070 Quaker Chemical                                         50,715
    6,640 Scotts Company +                                       301,456
                                                             -----------
                                                               1,907,060
                                                             -----------

     COMMERCIAL SERVICES & SUPPLIES -- 6.3%
   10,900 ABM Industries, Inc.                                   189,224
    6,300 Administaff, Inc. +                                     63,000
    1,960 Angelica Corporation                                    33,712
    6,400 Arbitron, Inc. +                                       199,680
    7,490 Bowne & Company, Inc.                                  110,403
    9,795 Cable Design Technologies Corporation +                100,399
    4,370 CDI Corporation +                                      142,243
    7,880 Central Parking Corporation                            180,058
    2,230 Chemed Corporation                                      84,049
    2,940 Consolidated Graphics, Inc. +                           55,860
    9,400 Corinthian Colleges, Inc. +                            318,566
    1,810 CPI Corporation                                         35,277
   10,300 eFunds Corporation +                                    97,737
    7,360 FactSet Research Systems, Inc.                         219,107
    4,530 Franklin Covey Company +                                13,137
    4,530 G & K Services                                         155,107
    8,118 Global Payments, Inc.                                  241,510
    2,700 Hall, Kinion & Associates, Inc. +                       20,277
    6,550 Harland (John H.) Company                              184,710
    4,100 Heidrick & Struggles International, Inc. +              81,877
    4,400 Imagistics International, Inc. +                        94,468
    6,630 Information Resources, Inc. +                           62,249
    2,770 Insurance Auto Auctions, Inc. +                         54,015
    3,950 Ionics, Inc. +                                          95,787
   10,100 ITT Educational Services, Inc. +                       220,180
    6,900 Kroll, Inc. +                                          149,247
    9,020 Labor Ready, Inc. +                                     52,767
    3,000 MemberWorks, Inc. +                                     55,590
    3,200 Mobile Mini, Inc. +                                     54,720
    7,560 NDCHealth Corporation                                  210,924
    2,890 New England Business Service, Inc.                      72,655
    5,950 On Assignment, Inc. +                                  105,910
    5,600 Pegasus Solutions, Inc. +                               98,000
    4,530 Pre-Paid Legal Services, Inc. +                         90,147
   14,110 PRG-Schultz International, Inc. +                      173,694
    3,900 SOURCECORP, Inc. +                                     103,350
   12,940 Spherion Corporation +                                 153,986
    6,100 Standard Register Company                              208,559
   11,600 Tetra Tech, Inc. +                                     170,520
    7,400 United Stationers, Inc. +                              224,960
    3,420 Volt Information Sciences, Inc. +                       83,756
    6,200 Waste Connections, Inc. +                              193,688
                                                             -----------
                                                               5,255,105
                                                             -----------

     COMMUNICATIONS EQUIPMENT -- 1.2%
   23,300 Adaptec, Inc.                                          183,837
    6,710 Allen Group, Inc. +                                     28,853
   11,710 Aspect Communications Corporation +                     37,472
    5,000 Audiovox Corporation +                                  39,750
    2,400 Bel Fuse, Inc.                                          64,920
    4,420 Black Box Corporation +                                180,026
    2,800 Brooktrout, Inc. +                                      15,960
    8,020 C Cor Electronics, Inc. +                               56,140
    2,800 Concerto Software, Inc. +                               17,640
    4,910 Digi International, Inc. +                              16,208
   18,170 DMC Stratex Networks, Inc. +                            36,522
   13,100 Harmonic, Inc. +                                        47,933
    5,440 Inter-Tel, Inc.                                         92,262
    4,860 Network Equipment
                Technologies +                                    20,898
    4,400 PC-Tel, Inc. +                                          29,784
    3,500 SCM Microsystems, Inc. +                                46,830
    4,865 Symmetricom, Inc. +                                     17,757
    3,000 Tollgrade Communications,
                Inc. +                                            44,010
    5,700 ViaSat, Inc. +                                          48,051
                                                             -----------
                                                               1,024,853
                                                             -----------

                       See Notes to Financial Statements.
                                        17

         Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                     (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
     COMPUTERS & PERIPHERALS -- 0.4%
    5,870 Avid Technology, Inc. +                            $    54,356
    5,700 Hutchinson Technology, Inc. +                           89,148
   12,900 Pinnacle Systems, Inc. +                               130,290
    5,900 Rainbow Technologies, Inc. +                            29,028
    3,300 SBS Technologies, Inc. +                                40,422
                                                             -----------
                                                                 343,244
                                                             -----------

     CONSTRUCTION MATERIALS -- 0.4%
    6,255 Florida Rock Industries, Inc.                          223,992
    4,750 Texas Industries, Inc.                                 149,577
                                                             -----------
                                                                 373,569
                                                             -----------

     CONSTRUCTION & ENGINEERING -- 0.9%
    1,430 Butler Manufacturing Company                            39,253
    3,400 EMCOR Group, Inc. +                                    199,580
    5,820 Insituform Technologies, Inc. +                        123,268
    9,100 Shaw Group, Inc. +                                     279,370
    4,130 URS Corporation +                                      115,640
                                                             -----------
                                                                 757,111
                                                             -----------

     CONTAINERS & PACKAGING -- 0.6%
    7,870 AptarGroup, Inc.                                       242,002
    6,110 Caraustar Industries, Inc.                              76,253
    3,400 Chesapeake Corporation                                  89,522
    5,357 Myers Industries, Inc.                                  91,819
                                                             -----------
                                                                 499,596
                                                             -----------

     DISTRIBUTORS -- 0.2%
    4,200 Advanced Marketing Services, Inc.                       76,860
    4,360 Applied Industrial Technologies, Inc.                   85,020
                                                             -----------
                                                                 161,880
                                                             -----------

     DIVERSIFIED FINANCIALS -- 1.1%
    6,400 Advanced Med Optics, Inc. +                             70,464
    5,430 Cash America International, Inc.                        49,956
    3,800 Financial Federal Corporation +                        125,780
    5,970 Jefferies Group, Inc.                                  251,337
   10,710 Raymond James Financial, Inc.                          304,914
    3,915 SWS Group, Inc.                                         76,812
                                                             -----------
                                                                 879,263
                                                             -----------

     DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
   12,230 General Communication, Inc. +                           81,574
                                                             -----------


     ELECTRIC UTILITIES -- 0.9%
    2,670 Central Vermont Public Service                          48,060
    3,680 CH Energy Group, Inc.                                  181,240
   11,100 El Paso Electric Company +                             153,735
    1,270 Green Mountain Power Corporation                        23,063
    3,290 UIL Holdings Corporation                               179,174
    7,400 UniSource Energy Corporation                           137,640
                                                             -----------
                                                                 722,912
                                                             -----------

     ELECTRICAL EQUIPMENT -- 2.0%
    6,130 A.O. Smith Corporation                                 191,318
    9,100 Acuity Brands, Inc.                                    165,620
    8,410 Artesyn Technologies, Inc. +                            54,917
    4,850 AstroPower, Inc. +                                      95,254
    5,100 Aware, Inc. +                                           19,380
    7,460 Baldor Electric Company                                187,992
    5,580 Belden, Inc.                                           116,287
    5,680 C&D Technologies, Inc.                                 102,354
    6,200 Electro Scientific Industries,
                Inc. +                                           150,660
    5,100 MagneTek, Inc. +                                        50,490
    8,780 Paxar Corporation +                                    147,065
    9,370 Vicor Corporation +                                     65,496
    5,220 W.H. Brady Company                                     182,700
    2,600 Woodward Governor Company                              153,712
                                                             -----------
                                                               1,683,245
                                                             -----------

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.7%
    3,040 Analogic Corporation                                   149,477
    8,350 Anixter International, Inc. +                          196,225
    3,300 BEI Technologies, Inc.                                  37,785
    5,260 Benchmark Electronics, Inc. +                          152,540
    7,220 Checkpoint Systems, Inc. +                              84,474
    9,750 Cognex Corporation +                                   195,488
    6,470 Coherent, Inc. +                                       192,935
    7,460 CTS Corporation                                         89,818
    3,800 FLIR Systems, Inc. +                                   159,486
    3,667 Intermagnetics General Corporation                      74,073
    4,560 Itron, Inc. +                                          119,609
    3,600 Keithley Instruments, Inc.                              51,984
   15,300 Kopin Corporation +                                    100,980
    7,930 Methode Electronics, Inc.,
               Class A                                           101,266
    4,395 Park Electrochemical
               Corporation                                       116,468
    3,800 Photon Dynamics, Inc. +                                114,000

                       See Notes to Financial Statements.
                                        18

         Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                   (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
       ELECTRONIC EQUIPMENT &
               INSTRUMENTS -- (CONTINUED)
    6,990 Pioneer-Standard Electronics,
                Inc                                          $    72,626
    2,900 Planar Systems, Inc. +                                  55,825
    3,600 Rogers Corporation +                                    98,316
    7,020 Roper Industries, Inc.                                 261,846
    8,920 Technitrol, Inc.                                       207,836
    7,050 Teledyne Technologies, Inc. +                          146,288
    6,220 Trimble Navigation Ltd. +                               96,410
    6,500 Veeco Instruments, Inc. +                              150,215
    4,410 X-Rite, Inc.                                            37,529
                                                             -----------
                                                               3,063,499
                                                             -----------

     ENERGY EQUIPMENT & SERVICES -- 1.8%
    3,100 Atwood Oceanics, Inc. +                                116,250
    8,200 Cal Dive International, Inc. +                         180,400
    3,400 CARBO Ceramics, Inc.                                   125,630
    3,900 Dril-Quip, Inc. +                                       97,305
   11,230 Input/Output, Inc. +                                   101,070
    6,400 Lone Star Technologies, Inc. +                         146,560
    5,310 Oceaneering International, Inc. +                      143,370
    4,860 Offshore Logistics, Inc. +                             116,106
    4,515 SEACOR SMIT, Inc. +                                    213,785
    3,160 Tetra Technologies, Inc. +                              83,898
    7,900 Unit Corporation +                                     137,065
    6,850 Veritas DGC, Inc. +                                     86,310
                                                             -----------
                                                               1,547,749
                                                             -----------

     FOOD & DRUG RETAILING -- 1.4%
   10,920 Casey's General Stores, Inc.                           131,477
    5,400 Duane Reade, Inc. +                                    183,870
   11,910 Fleming Companies, Inc.                                216,167
    8,400 Great Atlantic & Pacific Tea Company, Inc. +           156,996
    2,690 Nash Finch Company                                      85,972
    9,740 Performance Food Group Company +                       329,796
    4,240 United Natural Foods, Inc. +                            83,528
                                                             -----------
                                                               1,187,806
                                                             -----------

     FOOD PRODUCTS -- 0.7%
    4,000 American Italian Pasta
               Company +                                         203,960
    7,800 Corn Products International, Inc.                      242,736
    8,450 Delta & Pine Land Company                              169,845
                                                             -----------
                                                                 616,541
                                                             -----------


     FOREST PRODUCTS -- 0.8%
    7,500 Hain Celestial Group, Inc. +                           138,750
    4,300 International Multifoods Corporation +                 111,800
    1,970 J&J Snack Foods Corporation +                           88,571
    6,400 Lance, Inc.                                             93,312
    6,630 Ralcorp Holdings, Inc. +                               207,188
                                                             -----------
                                                                 639,621
                                                             -----------

     GAS UTILITIES -- 2.3%
    9,050 Atmos Energy Corporation                               212,132
    2,550 Cascade Natural Gas Corporation                         53,295
    7,600 Energen Corporation                                    209,000
    4,300 Laclede Group, Inc.                                    100,964
    6,080 New Jersey Resources Corporation                       181,488
    5,710 Northwest Natural Gas Company                          164,162
    3,550 NUI Corporation                                         97,625
    7,150 Piedmont Natural Gas, Inc.                             264,407
   12,084 Southern Union Company                                 205,436
    7,340 Southwest Gas Corporation                              181,665
    5,700 Southwestern Energy Company +                           86,583
    6,200 UGI Corporation                                        198,028
                                                             -----------
                                                               1,954,785
                                                             -----------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
    4,800 ArthroCare Corp. +                                      61,728
    3,300 Biosite, Inc. +                                         92,895
    6,430 CONMED Corporation +                                   143,582
    3,480 Cooper Companies, Inc.                                 163,908
    8,470 Cygnus, Inc. +                                          18,210
    3,320 Datascope Corporation                                   91,765
    6,240 Diagnostic Products Corporation                        230,880
    5,800 Haemonetics Corporation +                              169,360
    4,320 Hologic, Inc. +                                         62,510
    3,100 ICU Medical, Inc. +                                     95,790
    4,600 INAMED Corporation +                                   124,522
    6,950 Invacare Corporation                                   257,150
    5,280 Mentor Corporation                                     193,824
    5,070 Noven Pharmaceuticals, Inc. +                          129,285
    3,840 Osteotech, Inc. +                                       28,378
    2,700 Polymedica Corporation +                                68,958
    7,100 ResMed, Inc. +                                         208,740
    7,330 Respironics, Inc. +                                    249,586
    5,500 Sola International, Inc. +                              63,250
    2,190 Spacelabs, Inc. +                                       31,098
    3,800 SurModics, Inc. +                                       98,762
    8,350 Sybron Dental Specialties, Inc. +                      154,475
    6,690 Theragenics Corporation +                               56,397

                       See Notes to Financial Statements.
                                        19

         Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                     (Continued)

SHARES                                                          VALUE
------                                                       -----------
COMMON STOCKS -- (CONTINUED)
       HEALTH CARE EQUIPMENT &
              SUPPLIES -- (CONTINUED)
    5,700 Viasys Healthcare, Inc. +                          $    99,465
    2,920 Vital Signs, Inc.                                      105,558
                                                             -----------
                                                               3,000,076
                                                             -----------

     HEALTH CARE PROVIDERS & SERVICES -- 4.8%
    6,850 Accredo Health, Inc. +                                 316,059
    6,700 AmeriPath, Inc. +                                      150,281
   12,930 Coventry Health Care, Inc. +                           367,471
    4,250 CryoLife, Inc. +                                        68,255
    2,610 Curative Health Services, Inc. +                        43,796
    2,700 Dianon Systems, Inc. +                                 144,234
   14,320 Hooper Holmes, Inc.                                    114,560
    3,600 IMPATH, Inc. +                                          64,620
    5,050 MAXIMUS, Inc. +                                        160,085
   10,400 Mid Atlantic Medical Services, Inc. +                  326,040
   11,340 Orthodontic Centers of America, Inc. +                 261,387
    7,520 Owens & Minor, Inc.                                    148,595
    5,610 PAREXEL International Corporation +                     78,035
    5,880 Pediatrix Medical Group, Inc. +                        147,000
   12,200 Pharmaceutical Product Development, Inc. +             321,348
   10,550 Province Healthcare Company +                          235,898
    3,900 RehabCare Group, Inc. +                                 93,717
   10,990 Renal Care Group, Inc. +                               342,338
    6,280 Sierra Health Services, Inc. +                         140,358
    5,000 Sunrise Assisted Living, Inc. +                        134,000
    5,600 Syncor International Corporation +                     176,400
   20,940 US Oncology, Inc. +                                    174,430
                                                             -----------
                                                               4,008,907
                                                             -----------

     HOTELS, RESTAURANTS & LEISURE -- 4.5%
   12,337 Applebee's International, Inc.                         280,790
    6,500 Argosy Gaming Company +                                184,600
    8,300 Aztar Corporation +                                    172,640
    7,300 Bally Total Fitness Holding Corporation +              136,583
    6,290 CEC Entertainment, Inc. +                              259,777
    4,710 IHOP Corporation +                                     138,709
    8,740 Jack in the Box, Inc. +                                277,932
    6,180 Landry's Seafood Restaurants, Inc                      157,652
    4,550 Lone Star Steakhouse & Saloon, Inc.                    107,334
    4,910 Luby's Cafeterias, Inc. +                               32,308
    6,600 Marcus Corporation                                     109,890
    4,250 O' Charley's Inc. +                                    107,525
    5,400 P. F. Chang's China Bistro, Inc. +                     169,668
    6,440 Panera Bread Company +                                 221,987
    5,750 Pinnacle Entertainment, Inc. +                          61,123
    9,880 Prime Hospitality Corporation +                        128,341
    4,900 Rare Hospitality International, Inc. +                 131,908
   14,380 Ruby Tuesday, Inc.                                     278,972
    9,585 Ryans Family Steak Houses, Inc. +                      126,618
    4,000 Shuffle Master, Inc. +                                  73,480
    8,885 Sonic Corporation +                                    279,078
    6,137 The Steak n Shake Company +                             96,044
    4,630 Triarc Companies, Inc. +                               127,788
    7,100 WMS Industries, Inc. +                                  86,975
                                                             -----------
                                                               3,747,722
                                                             -----------
     HOUSEHOLD DURABLES -- 4.6%
    3,570 A.T. Cross Company +                                    26,775
    5,100 Applica, Inc. +                                         63,240
    2,630 Bassett Furniture Industries, Inc.                      51,282
   10,750 Champion Enterprises, Inc. +                            60,415
    2,900 Department 56, Inc. +                                   47,212
    3,070 Enesco Group, Inc. +                                    26,832
    8,550 Ethan Allen Interiors, Inc.                            297,967
    7,040 Fedders Corporation                                     17,811
    7,750 Fleetwood Enterprises                                   67,425
    7,140 Harman International Industries, Inc.                  351,645
   11,240 Interface, Inc.                                         90,370
   13,400 La-Z-Boy, Inc.                                         337,948
    3,460 Libbey, Inc.                                           117,986
    6,080 M.D.C. Holdings, Inc.                                  316,160
    1,540 National Presto Industries, Inc.                        49,280
    1,600 NVR, Inc. +                                            516,800
    2,940 Royal Appliance Manufacturing Company +                 18,963
    4,540 Russ Berrie & Company, Inc.                            160,716
    6,020 Ryland Group, Inc.                                     299,495
    2,500 Salton, Inc. +                                          35,875

                       See Notes to Financial Statements.

        Munder Institutional S&P SmallCap Index Equity Fund
              Portfolio of Investments, June 30, 2002 (Unaudited)
                     (Continued)

SHARES                                          VALUE
------                                      -------------
COMMON STOCKS -- (CONTINUED)
      HOUSEHOLD DURABLES -- (CONTINUED)
    1,870 Skyline Corporation               $      61,710
    7,240 Standard Pacific Corporation            253,979
   15,560 Toll Brothers, Inc. +                   455,908
    2,740 Toro Company                            155,742
                                            -------------
                                                3,881,536
                                            -------------

     HOUSEHOLD PRODUCTS -- 0.1%
    3,530 WD-40 Company                            97,993
                                            -------------

     INDUSTRIAL CONGLOMERATES -- 0.4%
    3,640 Lydall, Inc. +                           55,510
    2,740 Standex International
             Corporation                           68,774
    8,400 Tredegar Industries, Inc.               202,860
                                            -------------
                                                  327,144
                                            -------------

     INSURANCE -- 2.6%
    4,638 Delphi Financial Group, Inc.            201,057
   15,730 First American Financial
             Corporation                          361,790
   16,020 Fremont General Corporation              66,964
    6,400 Hilb, Rogal and Hamilton Company        289,600
    4,200 LandAmerica Financial Group, Inc.       132,300
    4,700 Philadelphia Consolidated
             Holding Corporation +                213,098
    6,600 Presidential Life Corporation           133,782
    2,200 RLI Corporation                         112,200
    2,100 SCPIE Holdings, Inc.                     12,768
    5,820 Selective Insurance Group, Inc.         164,880
    4,000 Stewart Information Services
             Corporation +                         82,200
    8,100 Trenwick Group Ltd.                      60,750
   10,600 UICI +                                  214,120
    4,000 Zenith National Insurance
             Corporation                          127,400
                                            -------------
                                                2,172,909
                                            -------------

     INTERNET & CATALOG RETAIL -- 0.6%
   10,095 Insight Enterprises, Inc. +             254,293
    2,900 J. Jill Group, Inc. +                   110,055
    4,100 School Specialty, Inc. +                108,896
                                            -------------
                                                  473,244
                                            -------------

     INTERNET SOFTWARE & SERVICES -- 0.1%
    7,450 Netegrity, Inc. +                        45,892
    4,020 ZixIt Corporation +                      22,030
                                            -------------
                                                   67,922
                                            -------------

     IT CONSULTING & SERVICES -- 1.4%
    9,190 American Management Systems,
             Inc. +                               175,621
    5,320 Analysts International
             Corporation                           22,610
    4,400 Bell Microproducts, Inc. +               35,420
    6,300 CACI, Inc., Class A +                   240,597
    4,800 Carreker Corporation +                   55,200
   13,350 Ciber, Inc. +                            96,787
    4,550 Computer Task Group, Inc. +              22,614
    6,200 Manhattan Associates, Inc. +            199,392
    9,680 Priority Healthcare Corporation +       227,480
    3,200 StarTek, Inc. +                          85,568
                                            -------------
                                                1,161,289
                                            -------------

     LEISURE EQUIPMENT & PRODUCTS -- 1.3%
    3,990 Action Performance Companies,
             Inc. +                               126,084
    5,140 Arctic Cat, Inc.                         89,379
    6,200 Concord Camera Corporation +             31,626
    2,320 Huffy Corporation +                      20,022
    5,040 JAKKS Pacific, Inc. +                    89,258
    4,070 K2, Inc. +                               41,718
    3,700 Meade Instruments
             Corporation +                         20,979
   10,630 Midway Games, Inc. +                     90,355
    5,210 Polaris Industries, Inc.                338,650
    5,925 SCP Pool Corporation +                  164,478
    5,880 Sturm Ruger & Company, Inc.              83,202
                                            -------------
                                                1,095,751
                                            -------------

     MACHINERY -- 4.4%
    4,470 Astec Industries, Inc. +                 71,922
    4,190 Barnes Group, Inc.                       95,951
    4,850 Briggs & Stratton Corporation           185,949
    5,570 Clarcor, Inc.                           176,291
    3,700 CUNO, Inc. +                            133,866
    4,810 Dionex Corporation +                    128,860
    4,525 Esterline Technologies
             Corporation +                        102,718
    3,490 Flow International Corporation +         23,519
    3,510 Gardner Denver, Inc. +                   70,200


                       See Notes to Financial Statements.
                                       21

        Munder Institutional S&P SmallCap Index Equity Fund
              Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)

SHARES                                          VALUE
------                                      -------------
COMMON STOCKS -- (CONTINUED)
       MACHINERY -- (CONTINUED)
   10,595 Graco, Inc.                       $     266,358
    6,990 IDEX Corporation +                      234,165
    9,380 JLG Industries, Inc.                    131,601
    2,630 Lindsay Manufacturing Company            60,885
    5,450 Manitowoc, Inc.                         193,420
    7,400 Milacron, Inc.                           75,110
    7,540 Mueller Industries, Inc. +              239,395
    3,800 Oshkosh Truck Corporation               224,618
    5,500 Regal Beloit Corporation                133,705
    6,970 Reliance Steel & Aluminum
             Company                              212,585
    3,180 Robbins & Myers, Inc.                    83,475
    2,930 SPS Technologies, Inc. +                111,838
    3,440 Thomas Industries, Inc.                  99,072
   13,200 Timken Company                          294,756
    4,640 Titan International, Inc.                19,256
    5,280 Valmont Industries, Inc.                107,342
    5,030 Wabash National Corporation              50,300
    5,970 Watts Industries, Inc.                  118,505
    2,760 Wolverine Tube, Inc. +                   20,838
                                            -------------
                                                3,666,500
                                            -------------

     MARINE -- 0.2%
    5,390 Kirby Corporation +                     131,786
                                            -------------

     MEDIA -- 0.5%
    2,800 4Kids Entertainment, Inc. +              57,960
    4,560 ADVO, Inc. +                            173,599
    4,900 Information Holdings, Inc. +            119,560
    3,290 Nelson Thomas, Inc.                      34,743
    7,000 Penton Media, Inc.                       15,050
                                            -------------
                                                  400,912
                                            -------------

     METALS & MINING -- 1.5%
    3,760 Brush Wellman, Inc.                      46,624
    3,180 Castle A M Company                       39,686
    4,600 Century Aluminum Company                 68,494
    2,300 Cleveland-Cliffs, Inc.                   63,480
    3,000 Commercial Metals Company               140,820
    3,550 Commonwealth Industries, Inc.            25,525
    3,370 Imco Recycling, Inc.                     33,194
   16,500 Massey Energy Company                   209,550
    3,090 Quanex Corporation                      135,033
    4,540 RTI International Metals, Inc. +         55,161
    5,600 Ryerson Tull, Inc.                       65,128
   10,400 Steel Dynamics, Inc. +                  171,288
    2,160 Steel Technologies, Inc.                 28,469
    9,450 Stillwater Mining Company +             153,846
                                            -------------
                                                1,236,298
                                            -------------

     MULTILINE RETAIL -- 0.6%
    2,900 Factory 2-U Stores, Inc. +               40,165
    5,700 Fred's, Inc.                            209,646
    6,300 Shopko Stores, Inc. +                   127,260
    9,300 Stein Mart, Inc. +                      110,391
                                            -------------
                                                  487,462
                                            -------------

     MULTI-UTILITIES & UNREGULATED POWER -- 0.3%
   10,500 Avista Corporation                      144,900
    6,040 NorthWestern Corporation                102,378
                                            -------------
                                                  247,278
                                            -------------

     OFFICE ELECTRONICS -- 0.4%
    6,960 Zebra Technologies Corporation          335,611
                                            -------------
     OIL & GAS -- 3.9%
    6,990 Cabot Oil & Gas Corporation,
             Class A                              159,721
    4,200 Evergreen Resources, Inc. +             178,500
    5,700 Frontier Oil Corporation                100,320
    3,200 Key Production Company, Inc. +           62,400
    9,770 Newfield Exploration Company +          363,151
    3,900 Nuevo Energy Company +                   61,620
    6,025 Patina Oil & Gas Corporation            165,266
    5,290 Plains Resources, Inc. +                141,508
   11,920 Pogo Producing Company                  388,830
    2,900 Prima Energy Corporation +               66,091
    5,810 Remington Oil & Gas
             Corporation +                        115,735
    6,120 St. Mary Land & Exploration
             Company                              147,247
    5,940 Stone Energy Corporation +              239,085
    6,000 Swift Energy Company +                   94,740
    8,600 Tom Brown, Inc. +                       243,810
   13,910 Vintage Petroleum, Inc.                 165,529
   27,260 XTO Energy, Inc.                        561,556
                                            -------------
                                                3,255,109
                                            -------------


                       See Notes to Financial Statements.
                                       22

        Munder Institutional S&P SmallCap Index Equity Fund
              Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)

SHARES                                          VALUE
------                                      -------------
COMMON STOCKS -- (CONTINUED)
     PAPER & FOREST PRODUCTS -- 0.3%
    7,630 Buckeye Technologies, Inc. +      $      74,774
    2,700 Deltic Timber Corporation                93,096
    3,560 Pope & Talbot, Inc.                      66,679
                                            -------------
                                                  234,549
                                            -------------

     PERSONAL PRODUCTS -- 0.3%
    3,510 Natures Sunshine Products, Inc.          39,698
   14,600 NBTY, Inc. +                            226,008
                                            -------------
                                                  265,706
                                            -------------

     PHARMACEUTICALS -- 0.6%
   11,240 Alpharma, Inc.                          190,855
    6,740 Medicis Pharmaceutical
             Corporation, Class A +               288,203
    5,400 MGI Pharma, Inc. +                       38,124
                                            -------------
                                                  517,182
                                            -------------

     REAL ESTATE -- 1.0%
    4,700 Colonial Properties Trust               183,065
    4,200 Essex Property Trust, Inc.              229,740
    6,200 Kilroy Realty Corporation               165,850
    7,600 Shurgard Storage Centers, Inc.,
             Class A                              263,720
                                            -------------
                                                  842,375
                                            -------------

     ROAD & RAIL -- 2.0%
    5,500 Arkansas Best Corporation +             140,140
   11,045 Heartland Express, Inc.                 264,307
   13,200 Kansas City Southern Industries,
             Inc. +                               224,400
    1,810 Landstar Systems, Inc. +                193,398
    4,400 Roadway Express, Inc.                   158,092
    5,970 US Freightways Corporation              226,084
   14,013 Werner Enterprises, Inc.                298,617
    6,400 Yellow Corporation +                    207,360
                                            -------------
                                                1,712,398
                                            -------------

     SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.1%
    5,400 Actel Corporation +                     113,508
    7,200 Advanced Energy Industries,
             Inc. +                               159,696
    9,000 Alliance Semiconductor
             Corporation +                         63,900
    6,700 ATMI, Inc. +                            149,879
   21,600 Axcelis Technologies, Inc. +            244,080
    4,900 AXT, Inc.                                39,102
    7,380 Brooks- PRI Automation, Inc. +          188,633
    4,700 Cohu, Inc.                               81,216
    7,500 Cymer, Inc. +                           262,800
    6,100 DSP Group, Inc. +                       119,560
    4,000 DuPont Photomasks, Inc. +               132,640
    4,800 Electroglas, Inc. +                      48,000
   10,000 ESS Technology, Inc.                    175,400
    8,600 Exar Corporation +                      169,592
    5,810 Helix Technology Corporation            119,686
   10,800 Kulicke & Soffa Industries, Inc. +      133,812
    6,500 Microsemi Corporation +                  42,900
    5,700 Pericom Semiconductor
             Corporation +                         66,063
    6,670 Photronic, Inc. +                       126,330
    6,300 Power Integrations, Inc. +              114,156
    3,700 Rudolph Technologies, Inc. +             92,241
   29,930 Skyworks Solutions, Inc. +              166,111
    3,630 Standard Microsystems
             Corporation +                         85,704
    2,800 Supertex, Inc. +                         49,336
    6,350 Therma-Wave, Inc. +                      72,327
    4,809 Three-Five Systems, Inc. +               54,823
    5,070 Ultratech Stepper, Inc. +                82,083
    7,400 Varian Semiconductor Equipment
             Associates, Inc. +                   251,082
                                            -------------
                                                3,404,660
                                            -------------

     SOFTWARE -- 4.0%
    3,300 ANSYS, Inc. +                            66,330
    7,800 Aspen Technology, Inc. +                 65,052
    4,920 BARRA, Inc. +                           182,926
    7,000 Captaris, Inc. +                         20,650
    3,000 Catapult Communications
             Corporation +                         65,613
    7,750 Cerner Corporation +                    370,682
    3,790 Concord Communications, Inc. +           62,459
    8,760 Dendrite International, Inc. +           84,709
    5,000 ePresence, Inc. +                        18,750
    7,605 Fair, Issac & Company, Inc.             249,976
    7,800 FileNET Corporation +                   113,100
    5,000 Gerber Scientific, Inc.                  17,550
    7,980 HNC Software, Inc. +                    133,266
    7,440 Hyperion Solutions
             Corporation +                        135,686
    7,490 Intervoice, Inc. +                       12,059
    6,200 JDA Software Group, Inc. +              175,153


                       See Notes to Financial Statements.
                                       23

         Munder Institutional S&P SmallCap Index Equity Fund
              Portfolio of Investments, June 30, 2002 (Unaudited)
                     (Continued)

SHARES                                          VALUE
------                                      -------------
COMMON STOCKS -- (CONTINUED)
        SOFTWARE -- (CONTINUED)
    4,445 Kronos, Inc. +                    $     135,524
    3,400 MapInfo Corporation +                    30,940
    3,950 MICROS Systems, Inc. +                  109,455
    5,200 MRO Software, Inc. +                     59,176
    6,900 NYFIX, Inc. +                            58,650
    5,700 Phoenix Technologies Ltd. +              57,000
    7,880 Progress Software Corporation +         120,722
    3,560 QRS Corporation +                        27,732
    6,200 Radiant Systems, Inc. +                  80,786
    3,900 RadiSys Corporation +                    45,357
    4,350 Roxio, Inc. +                            31,320
    8,900 Serena Software, Inc. +                 121,906
    3,800 SPSS, Inc. +                             59,052
    7,300 Systems & Computer Technology
             Corporation +                         98,623
    8,075 Take-Two Interactive Software,
             Inc. +                               166,264
    3,200 TALX Corporation                         60,672
    8,675 THQ, Inc. +                             258,688
    7,970 Verity, Inc. +                           88,387
                                            -------------
                                                3,384,215
                                            -------------

     SPECIALTY RETAIL -- 6.9%
    4,710 Aaron Rents, Inc.                       112,805
    9,690 AnnTaylor Stores Corporation +          246,029
    2,930 Building Materials Holdings
             Corporation +                         42,104
    9,800 Burlington Coat Factory
             Warehouse Corporation                208,250
    5,670 Cato Corporation                        126,441
    9,175 Chico's FAS, Inc. +                     333,236
    5,800 Children's Place Retail Stores,
             Inc. +                               153,706
    5,600 Christopher & Banks
             Corporation +                        236,880
    4,830 Cost Plus, Inc. +                       147,701
    4,470 Footstar, Inc. +                        109,381
    4,900 Genesco, Inc. +                         119,315
    7,140 Goody's Family Clothing, Inc. +          82,324
    5,160 Group 1 Automotive, Inc. +              196,854
    6,490 Gymboree Corporation +                  103,970
    4,080 Hancock Fabrics, Inc.                    75,806
    4,900 Haverty Furniture Cos
             Incorporated                          96,775
    7,050 Hot Topic, Inc. +                       188,306
    5,350 Hughes Supply, Inc.                     240,215
    4,240 Jo-Ann Stores, Inc. +                   123,808
    9,640 Linens 'N Things, Inc. +                316,288
   11,640 O'Reilly Automotive, Inc. +             320,798
    7,240 Pacific Sunwear of California +         160,511
   11,300 Pep Boys -- Manny, Moe & Jack           190,405
   20,590 Pier 1 Imports, Inc.                    432,390
    9,560 Regis Corporation                       258,302
    4,760 TBC Corporation +                        75,589
    8,020 The Dress Barn +                        124,069
    9,090 The Men's Wearhouse, Inc. +             231,795
    6,582 The Wet Seal, Inc. +                    159,943
    7,600 Too, Inc. +                             234,080
    3,100 Ultimate Electronics, Inc. +             80,321
    7,470 Zale Corporation +                      270,787
                                            -------------
                                                5,799,184
                                            -------------

     TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
    2,980 Ashworth, Inc. +                         26,850
    3,940 Brown Shoe Company, Inc.                110,714
   10,235 Fossil, Inc. +                          210,432
    1,430 Haggar Corporation                       22,951
    4,280 K-Swiss, Inc.                           111,194
    5,620 Kellwood Company                        182,650
    7,540 Nautica Enterprises, Inc. +              97,945
    2,840 Oshkosh B' Gosh, Inc.                   123,511
    1,730 Oxford Industries, Inc.                  48,440
    6,100 Phillips Van Heusen Corporation          95,160
    4,900 Quiksilver, Inc. +                      121,520
    7,200 Russell Corporation                     138,600
    9,270 Stride Rite Corporation                  74,160
    7,000 Wellman, Inc.                           117,250
    9,160 Wolverine World Wide, Inc.              159,842
                                            -------------
                                                1,641,219
                                            -------------

     TOBACCO -- 0.2%
    9,790 Dimon, Inc.                              67,747
    3,340 Schweitzer-Mauduit International,
             Inc.                                  82,164
                                            -------------
                                                  149,911
                                            -------------

     TRADING COMPANIES & DISTRIBUTORS -- 0.1%
    2,230 Lawson Products, Inc.                    68,706
                                            -------------

     UTILITIES -- WATER -- 0.5%
    3,405 American States Water Company            90,233
   15,115 Philadelphia Suburban
             Corporation                          305,323
                                            -------------
                                                  395,556
                                            -------------


                       See Notes to Financial Statements.
                                       24

        Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investment, June 30, 2002 (Unaudited)
                     (Continued)

SHARES                                          VALUE
------                                      -------------
COMMON STOCKS -- (CONTINUED)
     WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
    3,900 Boston Communications Group,
             Inc. +                         $      31,356
    5,350 Metro One Telecommunications,
             Inc. +                                74,686
                                            -------------
                                                  106,042
                                            -------------
TOTAL COMMON STOCKS
   (Cost  $75,704,236)                         83,189,756
                                            -------------
PRINCIPAL
AMOUNT

U.S. TREASURY BILL -- 0.2%
(Cost  $199,408)
 $200,000 1.805%++, due 8/29/2002 **, ++          199,408
                                            -------------
REPURCHASE AGREEMENT -- 0.7%
(Cost  $591,000)
 $591,000 Agreement with State Street Bank
            and Trust Company, 1.850%
            dated 06/28/2002, to be
            repurchased at $591,091 on
            07/01/2002, collateralized by
            $610,000 U.S. Treasury Bill,
            1.627% maturing 09/19/2002
            (value $607,713)                      591,000
                                            -------------

OTHER INVESTMENTS***
   (Cost $10,546,598)               12.6%   $  10,546,598
                                            -------------

TOTAL INVESTMENTS
   (Cost  $87,041,242*)            113.0%      94,526,762
OTHER ASSETS AND
LIABILITIES (NET)                  (13.0)     (10,908,325)
                                  ------    -------------

NET ASSETS                         100.0%   $  83,618,437
                                  ======    =============


*    Aggregate cost for Federal tax purposes is $89,452,066.

**   Securities pledged as collateral for futures contracts.

*** As of June 30, 2002 the market value of the securities on loan is $10,084,892. Collateral received for securities loaned includes $1,400 invested in Government Securities and the remaining $10,545,198 is Invested in State Street Navigator Securities Lending Trust-Prime Portfolio.

+    Non-income producing security.

++   Rate represents annualized yield at date of purchase.


                       See Notes to Financial Statements.
                                       25

          Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2002 (Unaudited)

                                                          MUNDER          MUNDER          MUNDER
                                                          INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                          S&P 500         S&P MIDCAP      S&P SMALLCAP
                                                          INDEX EQUITY    INDEX EQUITY    INDEX EQUITY
                                                          FUND            FUND            FUND
                                                          -------------   -------------   -------------

ASSETS:
Investments, at value See accompanying schedule:
       Securities .....................................   $ 237,383,977   $  64,921,584   $  93,935,762
       Repurchase agreements ..........................      37,319,000       9,610,000         591,000
                                                          -------------   -------------   -------------
Total Investments .....................................     274,702,977      74,531,584      94,526,762
Cash ..................................................              90             604             616
Interest receivable ...................................           5,753           1,482              91
Dividends receivable ..................................         243,125          28,630          45,924
Receivable from investment advisor ....................          15,618           3,692           4,033
Receivable for investment securities sold .............              --         308,466         310,766
Receivable for Fund shares sold .......................          99,721         113,667           5,000
Variation margin ......................................              --          10,294           5,244
Unamortized organization costs ........................           2,365             714              --
Prepaid expenses and other assets .....................           8,234           2,652           4,074
                                                          -------------   -------------   -------------
    Total Assets ......................................     275,077,883      75,001,785      94,902,510
                                                          -------------   -------------   -------------

LIABILITIES:
Payable for Fund shares redeemed ......................              --         303,642         410,648
Payable for investment securities purchased ...........      32,153,606       8,263,920         261,992
Payable upon return of securities loaned ..............              --      10,938,347      10,546,598
Variation margin ......................................           7,314              --              --
Custody fees payable ..................................           9,917          10,317          14,926
Transfer agency/record keeping fees payable ...........          16,784           2,478           7,741
Directors' fees and expenses payable ..................           5,111             570           2,406
Shareholder servicing fees payable ....................           6,028           9,936          23,342
Administration fees payable ...........................          10,767           1,528           4,370
Accrued expenses and other payables ...................          28,808           2,014          12,050
                                                          -------------   -------------   -------------
    Total Liabilities .................................      32,238,335      19,532,752      11,284,073
                                                          -------------   -------------   -------------
NET ASSETS ............................................   $ 242,839,548   $  55,469,033   $  83,618,437
                                                          =============   =============   =============
Investments, at cost ..................................   $ 310,389,986   $  75,057,321   $  87,041,242
                                                          =============   =============   =============


                       See Notes to Financial Statements.
                                       26

           Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2002 (Unaudited)
                       (Continued)

                                                          MUNDER            MUNDER            MUNDER
                                                          INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                          S&P 500           S&P MIDCAP        S&P SMALLCAP
                                                          INDEX EQUITY      INDEX EQUITY      INDEX EQUITY
                                                          FUND              FUND              FUND
                                                          --------------    --------------    --------------

NET ASSETS consist of:
Undistributed net investment income ...................   $      110,658    $        6,686    $       12,603
Accumulated net realized loss on
    investments sold and futures contracts ............      (23,208,094)       (1,830,513)       (4,440,129)
Net unrealized appreciation/(depreciation) of
    investments and future contracts ..................      (35,761,726)         (550,858)        7,487,525
Par value .............................................           30,731             6,839             7,571
Paid-in capital in excess of par value ................      301,667,979        57,836,879        80,550,867
                                                          --------------    --------------    --------------
Total Net Assets ......................................   $  242,839,548    $   55,469,033    $   83,618,437
                                                          ==============    ==============    ==============

NET ASSETS:
Class K Shares ........................................   $   28,114,275    $   43,970,918    $   76,021,788
                                                          ==============    ==============    ==============
Class Y Shares ........................................   $  214,725,273    $   11,498,115    $    7,596,649
                                                          ==============    ==============    ==============

SHARES OUTSTANDING:
Class K Shares ........................................        4,712,396         5,569,927         6,882,535
                                                          ==============    ==============    ==============
Class Y Shares ........................................       26,018,849         1,269,072           688,953
                                                          ==============    ==============    ==============

CLASS K SHARES:
Net asset value, offering price and redemption
    price per share ...................................   $         5.97    $         7.89    $        11.05
                                                          ==============    ==============    ==============

CLASS Y SHARES:
Net asset value, offering price and redemption
    price per share ...................................   $         8.25    $         9.06    $        11.03
                                                          ==============    ==============    ==============


                       See Notes to Financial Statements.
                                       27

          Munder Institutional Funds
                Statements of Operations, Period Ended June 30, 2002 (Unaudited)

                                                               MUNDER            MUNDER            MUNDER
                                                               INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                               S&P 500           S&P MIDCAP        S&P SMALLCAP
                                                               INDEX EQUITY      INDEX EQUITY      INDEX EQUITY
                                                               FUND              FUND              FUND
                                                               --------------    --------------    --------------

INVESTMENT INCOME:
Interest ...................................................   $       72,150    $       28,005    $        5,259
Dividends (a) ..............................................        1,433,903           181,578           313,392
Securities lending .........................................               --             4,709            30,237
                                                               --------------    --------------    --------------
    Total Investment Income ................................        1,506,053           214,292           348,888
                                                               --------------    --------------    --------------

EXPENSES:
Custody fees ...............................................           39,249            38,541            48,888
Investment advisory fees ...................................           71,533            28,963            66,786
Shareholder servicing fees:
Class K Shares .............................................           35,631            40,321           101,209
Transfer agency/record keeping fees ........................           43,106             7,166            17,608
Legal and audit fees .......................................            9,451             2,332             9,089
Administration fees ........................................           31,545             5,333            13,835
Registration and filing fees ...............................            1,457             1,739               248
Directors' fees and expenses ...............................            3,068               847             2,321
Printing fees ..............................................            3,286             1,188             3,190
Amortization of organization costs .........................            3,506               537                --
Other ......................................................            1,266             1,271             2,641
                                                               --------------    --------------    --------------
    Total Expenses .........................................          243,098           128,238           265,815
Fees waived and/or expenses reimbursed by
       investment advisor ..................................         (115,497)          (53,163)          (84,539)
                                                               --------------    --------------    --------------
    Net Expenses ...........................................          127,601            75,075           181,276
                                                               --------------    --------------    --------------
NET INVESTMENT INCOME ......................................        1,378,452           139,217           167,612
                                                               --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions ..................................      (17,300,738)       (1,185,311)          702,056
    Futures contracts ......................................       (1,267,262)          (88,913)          (43,506)
Net change in unrealized appreciation/(depreciation) of:
    Securities .............................................      (12,636,599)         (817,272)         (726,697)
    Futures contracts ......................................         (122,562)          (40,582)          (10,232)
                                                               --------------    --------------    --------------
Net realized and unrealized loss on investments ............      (31,327,161)       (2,132,078)          (78,379)
                                                               --------------    --------------    --------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ..................................   $  (29,948,709)   $   (1,992,861)   $       89,233
                                                               ==============    ==============    ==============

----------

(a) Net of foreign withholding tax of $2,401 and $182 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.


                       See Notes to Financial Statements.
                                       28

  Munder Institutional Funds
     Statements of Changes in Net Assets, Period Ended June 30, 2002 (Unaudited)

                                                                           MUNDER            MUNDER            MUNDER
                                                                           INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                           S&P 500           S&P MIDCAP        S&P SMALLCAP
                                                                           INDEX EQUITY      INDEX EQUITY      INDEX EQUITY
                                                                           FUND              FUND              FUND
                                                                           --------------    --------------    --------------
Net investment income ..................................................   $    1,378,452    $      139,217    $      167,612
Net realized gain/(loss) on investments sold ...........................      (18,568,000)       (1,274,224)          658,550
Net change in unrealized appreciation/(depreciation) of investments ....      (12,759,161)         (857,854)         (736,929)
                                                                           --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from operations ........      (29,948,709)       (1,992,861)           89,233

Dividends to shareholders from net investment income:
       Class K Shares ..................................................         (244,010)         (148,613)         (231,054)
       Class Y Shares ..................................................       (1,272,625)          (19,269)          (38,394)
Distributions to shareholders from net realized gains:
       Class K Shares ..................................................               --                --                --
       Class Y Shares ..................................................               --                --                --
Net increase/(decrease) in net assets from Fund share transactions:
       Class K Shares ..................................................        5,504,274        25,308,215        (5,214,411)
       Class Y Shares ..................................................       75,882,511         1,717,468          (530,154)
                                                                           --------------    --------------    --------------
Net increase/(decrease) in net assets ..................................       49,921,441        24,864,940        (5,924,780)

NET ASSETS:
Beginning of period ....................................................      192,918,107        30,604,093        89,543,217
                                                                           --------------    --------------    --------------

End of period ..........................................................   $  242,839,548    $   55,469,033    $   83,618,437
                                                                           ==============    ==============    ==============

Undistributed net investment income ....................................   $      110,658    $        6,686    $       12,603
                                                                           ==============    ==============    ==============


                       See Notes to Financial Statements.
                                       29

        Munder Institutional Funds
               Statements of Changes in Net Assets, Year ended December 31, 2001

                                                                           MUNDER            MUNDER            MUNDER
                                                                           INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                           S&P 500           S&P MIDCAP        S&P SMALLCAP
                                                                           INDEX EQUITY      INDEX EQUITY      INDEX EQUITY
                                                                           FUND              FUND              FUND
                                                                           --------------    --------------    --------------
Net investment income ..................................................   $    2,243,705    $      144,066    $      435,576
Net realized loss on investments sold ..................................       (3,503,788)         (307,295)       (2,981,915)
Net change in unrealized appreciation/(depreciation) of investments ....      (13,628,433)          457,999         7,015,073
                                                                           --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from operations ........      (14,888,516)          294,770         4,468,734

Dividends to shareholders from net investment income:
       Class K Shares ..................................................         (284,747)          (35,854)         (274,665)
       Class Y Shares ..................................................       (1,715,018)          (73,594)          (46,469)
Distributions to shareholders from net realized gains:
       Class K Shares ..................................................          (41,387)          (32,185)       (2,987,526)
       Class Y Shares ..................................................         (303,994)          (59,360)         (322,082)
Net increase/(decrease) in net assets from Fund share transactions:
       Class K Shares ..................................................       13,611,745        17,864,367        12,505,187
       Class Y Shares ..................................................       89,663,418         1,490,301        (1,243,938)
                                                                           --------------    --------------    --------------
Net increase in net assets .............................................       86,041,501        19,448,445        12,099,241

NET ASSETS:
Beginning of period ....................................................      106,876,606        11,155,648        77,443,976
                                                                           --------------    --------------    --------------

End of period ..........................................................   $  192,918,107    $   30,604,093    $   89,543,217
                                                                           ==============    ==============    ==============

Undistributed net investment income ....................................   $      248,841    $       35,351    $      114,439
                                                                           ==============    ==============    ==============


                       See Notes to Financial Statements.
                                       30

       Munder Institutional S&P 500 Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                                         K SHARES
                                                               --------------------------------------------------------------
                                                                PERIOD
                                                                ENDED             YEAR            YEAR            PERIOD
                                                                6/30/02           ENDED           ENDED           ENDED
                                                               (UNAUDITED)        12/31/01        12/31/00        12/31/99(d)
                                                               -----------        -----------     -----------     -----------
Net asset value, beginning of period .......................   $      6.94        $      8.03     $     10.54     $     10.00
                                                               -----------        -----------     -----------     -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ......................................          0.04               0.08            0.09            0.02
Net realized and unrealized gain/(loss) on investments .....         (0.96)             (1.07)          (1.08)           0.81
                                                               -----------        -----------     -----------     -----------
Total from investment operations ...........................         (0.92)             (0.99)          (0.99)           0.83
                                                               -----------        -----------     -----------     -----------
LESS DISTRIBUTIONS:
Distributions from net investment income ...................         (0.05)             (0.09)          (0.10)          (0.05)
Distributions from net realized gains ......................            --              (0.01)          (1.42)          (0.23)
Distributions from capital .................................            --                 --              --           (0.01)
                                                               -----------        -----------     -----------     -----------
Total distributions ........................................         (0.05)             (0.10)          (1.52)          (0.29)
                                                               -----------        -----------     -----------     -----------
Net asset value, end of period .............................   $      5.97        $      6.94     $      8.03     $     10.54
                                                               ===========        ===========     ===========     ===========
TOTAL RETURN (b) ...........................................        (13.25)%           (12.25)%         (9.43)%          8.36%
                                                               ===========        ===========     ===========     ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $    28,114        $    27,129     $    16,482     $     4,212
Ratio of operating expenses to average net assets ..........          0.34%(c)           0.34%           0.34%           0.34%(c)
Ratio of net investment income to average net assets .......          1.14%(c)           1.06%           0.90%           1.01%(c)
Portfolio turnover .........................................            29%                 2%             65%             10%
Ratio of operating expenses to average net assets
    without expense waivers and reimbursements .............          0.45%(c)           0.54%           0.52%           1.35%(c)


----------

(a) The Munder Institutional S&P 500 Index Equity Fund Class K Shares commenced operations on November 4, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements.
                                       31

       Munder Institutional S&P MidCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                                         K SHARES
                                                               --------------------------------------------------------------
                                                                PERIOD
                                                                ENDED             YEAR            YEAR            PERIOD
                                                                6/30/02           ENDED           ENDED           ENDED
                                                               (UNAUDITED)        12/31/01        12/31/00        12/31/99(d)
                                                               -----------        -----------     -----------     -----------
Net asset value, beginning of period .......................   $      8.21        $      8.50     $      9.00     $     10.00
                                                               -----------        -----------     -----------     -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ......................................          0.03               0.08            0.11            0.02
Net realized and unrealized gain/(loss) on investments .....         (0.31)             (0.24)           1.36            0.82
                                                               -----------        -----------     -----------     -----------
Total from investment operations ...........................         (0.28)             (0.16)           1.47            0.84
                                                               -----------        -----------     -----------     -----------
LESS DISTRIBUTIONS:
Distributions from net investment income ...................         (0.04)             (0.07)          (0.12)          (0.06)
Distributions in excess of net investment income ...........            --                 --              --           (0.02)
Distributions from net realized gains ......................            --              (0.06)          (1.85)          (1.76)
                                                               -----------        -----------     -----------     -----------
Total distributions ........................................         (0.04)             (0.13)          (1.97)          (1.84)
                                                               -----------        -----------     -----------     -----------
Net asset value, end of period .............................   $      7.89        $      8.21     $      8.50     $      9.00
                                                               ===========        ===========     ===========     ===========
TOTAL RETURN (b) ...........................................         (3.49)%            (1.57)%         17.35%           9.77%
                                                               ===========        ===========     ===========     ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $    43,971        $    21,180     $     3,015     $     1,232
Ratio of operating expenses to average net assets ..........          0.43%(c)           0.43%           0.43%           0.43%(c)
Ratio of net investment income to average net assets .......          0.68%(c)           1.00%           1.11%           1.21%(c)
Portfolio turnover .........................................            24%                22%             86%             36%
Ratio of operating expenses to average net assets
    without expense waivers and reimbursements .............          0.71%(c)           0.99%           1.08%           1.29%(c)


----------

(a) The Munder Institutional S&P MidCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements.
                                       32

       Munder Institutional S&P SmallCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

                                                                                         K SHARES
                                                               --------------------------------------------------------------
                                                                PERIOD
                                                                ENDED             YEAR            YEAR            PERIOD
                                                                6/30/02           ENDED           ENDED           ENDED
                                                               (UNAUDITED)        12/31/01        12/31/00        12/31/99(d)
                                                               -----------        -----------     -----------     -----------
Net asset value, beginning of period .......................   $     11.10        $     10.96     $     10.90     $     10.00
                                                               -----------        -----------     -----------     -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ......................................          0.02               0.05            0.04            0.02
Net realized and unrealized gain on investments ............         (0.04)              0.53            1.05            1.00
                                                               -----------        -----------     -----------     -----------
Total from investment operations ...........................         (0.02)              0.58            1.09            1.02
                                                               -----------        -----------     -----------     -----------
LESS DISTRIBUTIONS:
Distributions from net investment income ...................         (0.03)             (0.04)          (0.04)          (0.01)
Distributions from net realized gains ......................            --              (0.40)          (0.99)             --
Distributions from capital .................................            --                 --              --           (0.11)
                                                               -----------        -----------     -----------     -----------
Total distributions ........................................         (0.03)             (0.44)          (1.03)          (0.12)
                                                               -----------        -----------     -----------     -----------
Net asset value, end of period .............................   $     11.05        $     11.10     $     10.96     $     10.90
                                                               ===========        ===========     ===========     ===========
TOTAL RETURN (b) ...........................................         (0.17)%             6.26%          10.55%          10.31%
                                                               ===========        ===========     ===========     ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................   $    76,022        $    81,407     $    68,263     $    30,820
Ratio of operating expenses to average net assets ..........          0.43%(c)           0.43%           0.43%           0.43%(c)
Ratio of net investment income to average net assets .......          0.35%(c)           0.49%           0.37%
                                                                                                                         0.89%(c)
Portfolio turnover .........................................             8%                23%            101%              3%
Ratio of operating expenses to average net assets
    without expense waivers and reimbursements .............          0.62%(c)           0.69%           0.82%           0.76%(c)

----------

(a) The Munder Institutional S&P SmallCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements.
                                       33

         The Munder Institutional Funds
               Notes to Financial Statements, June 30, 2002 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     St. Clair Funds, Inc. ("St. Clair") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on May 23, 1984. The Company consists of five portfolios currently in operation. The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act, as an open-end management investment company, and was organized as a Massachusetts business trust on August 30, 1989. The Munder Framlington Funds Trust ("Framlington") is registered under the 1940 Act, as an open-end management investment company and was organized as a Massachusetts business trust on October 30, 1996. MFI, MFT, Framlington and St. Clair (collectively the "Munder Funds") consist of 36 portfolios currently in operation.

     Information presented in these financial statements pertains only to the Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund and the Munder Institutional S&P SmallCap Index Equity Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of MFI, MFT, Framlington and St. Clair are presented in separate reports.

     The Funds offer two classes of shares -- Class K and Class Y Shares. The Financial Highlights of Class Y Shares of the Funds are presented in a separate annual report. Each Fund is classified as a diversified management investment company under the 1940 Act.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Unlisted securities, or securities for which the latest sales prices are not available are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

     Futures Contracts: Each of the Funds may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/(depreciation) of futures contracts. A Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

      The Munder Institutional Funds
            Notes to Financial Statements, June 30, 2002 (Unaudited)
                  (Continued)

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a Fund seeks to assert its rights. World Asset Management, a division of Munder Capital Management (the "Advisor"), reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned at the close of business on the preceding business day. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income, if any, is reflected as securities lending income in the Statements of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses of each Fund are then prorated between the share classes based on the relative average net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive fees from the Funds computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                                                                FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                               ----------------
     Munder Institutional S&P 500 Index Equity Fund.....................                             0.07%
     Munder Institutional S&P MidCap Index Equity Fund..................                             0.15%
     Munder Institutional S&P SmallCap Index Equity Fund................                             0.15%

      The Munder Institutional Funds
            Notes to Financial Statements, June 30, 2002 (Unaudited)
                  (Continued)

     Effective June 1, 2002, the Advisor became the administrator for the Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the Institutional Funds of St. Clair, as follows:

Aggregate Net Assets                                            Fee
--------------------                                          -------
First $3 billion                                              0.0510%
Next $3 billion                                               0.0490%
Thereafter                                                    0.0465%

     In its capacity as administrator, the Advisor is also entitled to receive a fee from MFI, MFT, Framlington, The Munder @Vantage Fund ("@Vantage") and the Liquidity Plus Money Market Fund portfolio of St. Clair based on their aggregate average daily net assets.

     For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administrator fees to the Funds' sub-administrators. For the period ended June 30, 2002, the Advisor earned $9,905 (after payment of sub-administration fees) for its administrative services to the Funds.

     The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 2002, as follows:

                                                                 FEES WAIVED      EXPENSES REIMBURSED
                                                                 -----------      -------------------
     Munder Institutional S&P 500 Index Equity Fund ..........   $     71,533        $     43,964
     Munder Institutional S&P MidCap Index Equity ............         28,963              24,200
                  Fund
     Munder Institutional S&P SmallCap Index Equity Fund .....         66,786              17,753

     Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Funds. As compensation for the sub-transfer agency and related services provided to the Funds, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica Bank and its customers. Comerica Bank earned $33,445 for its sub-transfer agency and related services to the Funds for the period ended June 30, 2002.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of St. Clair, MFI, MFT and Framlington. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is a chairman of a Committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such services. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds and the obligations of MFI, MFT, Framlington, @Vantage and St. Clair to make payments of deferred amounts are unsecured general obligations of the Funds. No officer, director or employee of the Advisor or Comerica received any compensation from St. Clair.

3. DISTRIBUTION AND SERVICE PLAN

     The Funds have adopted a Distribution and Service Plan (the "Plan") for the Class K Shares of each Fund. Under the Plan, the Funds are permitted to enter into agreements with institutions that provide shareholder services ("Service Organizations") to their customers. For the period ended June 30, 2002, the contractual rate payable under the Plan was 0.25% based on the average daily net assets of Class K shares of the respective Funds.

     Comerica Securities, a wholly-owned subsidiary of Comerica, and Comerica Bank are among the Service Organizations who receive fees from the Funds under the Plan. For the year ended June 30, 2002, the Funds did not pay any fees to Comerica Securities and paid $177,176 to Comerica Bank for shareholder services provided to Class K shareholders.

      The Munder Institutional Funds
            Notes to Financial Statements, June 30, 2002 (Unaudited)
                  (Continued)

4. SECURITIES TRANSACTIONS

     For the period ended June 30, 2002, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                     PURCHASES             SALES
                                                                   --------------     --------------
     Munder Institutional S&P 500 Index Equity Fund ..........     $  106,381,675     $   32,444,886
     Munder Institutional S&P MidCap Index Equity Fund .......         35,851,385          8,994,045
     Munder Institutional S&P SmallCap Index Equity Fund .....          6,880,066         12,773,219

     At June 30, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                                       TAX BASIS           TAX BASIS      TAX BASIS NET
                                                                           GROSS               GROSS         UNREALIZED
                                                                      UNREALIZED          UNREALIZED      APPRECIATION/
                                                                    APPRECIATION        DEPRECIATION     (DEPRECIATION)
                                                                   --------------     --------------     --------------
     Munder Institutional S&P 500 Index
                  Equity Fund ................................     $   11,056,056     $   48,572,741     $  (37,516,685)
     Munder Institutional S&P MidCap Index Equity Fund .......          3,388,349          4,169,637           (781,288)
     Munder Institutional S&P SmallCap Index Equity Fund .....         17,382,585         12,307,889          5,074,696

     At June 30, 2002, the following funds had open financial futures contracts:

                                                                                   NOTIONAL                     GROSS UNREALIZED
                                                                                   VALUE OF      MARKET VALUE      APPRECIATION/
                                                                CONTRACTS         CONTRACTS      OF CONTRACTS     (DEPRECIATION)
                                                             ------------     -------------     -------------   ----------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND:
S&P 500 Index, September 2002 .............................            22     $   5,520,267     $   5,445,550     $     (74,717)
MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND:
 S&P MidCap 400 Index, September 2002 .....................             7         1,741,171         1,716,050           (25,121)
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND:
Russell 2000 Index, September 2002 ........................             3           693,020           695,025             2,005

5. ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

      The Munder Institutional Funds
            Notes to Financial Statements, June 30, 2002 (Unaudited)
                  (Continued)

6. COMMON STOCK

     At June 30, 2002, twenty-five million shares of $0.001 par value common stock were authorized for each share class of the Funds. Changes in common stock were as follows:

                                                               CLASS K SHARES                        CLASS K SHARES
                                                                PERIOD ENDED                           YEAR ENDED
                                                                   6/30/02                              12/31/01
                                                       --------------------------------      --------------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND:
                                                              SHARES             AMOUNT             SHARES             AMOUNT
                                                       -------------      -------------      -------------      -------------
Sold .............................................         1,755,141      $  11,856,156          2,875,493      $  20,764,704
Issued as reinvestment of dividends ..............                23                145                 29                193
Redeemed .........................................          (950,040)        (6,352,027)        (1,022,061)        (7,153,152)
                                                       -------------      -------------      -------------      -------------
Net increase .....................................           805,124      $   5,504,274          1,853,461      $  13,611,745
                                                       =============      =============      =============      =============


                                                               CLASS Y SHARES                         CLASS Y SHARES
                                                                PERIOD ENDED                            YEAR ENDED
                                                                   6/30/02                               12/31/01
                                                       --------------------------------      --------------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND:               SHARES             AMOUNT             SHARES             AMOUNT
                                                       -------------      -------------      -------------      -------------
Sold .............................................         9,519,367      $  83,207,842         11,885,395      $ 116,976,764
Issued as reinvestment of dividends ..............               721                 --                 --
                                                                                                                        5,856
Redeemed .........................................          (803,250)        (7,331,187)        (2,778,152)       (27,313,346)
                                                       -------------      -------------      -------------      -------------
Net increase .....................................         8,716,838      $  75,882,511          9,107,243      $  89,663,418
                                                       =============      =============      =============      =============


                                                               CLASS K SHARES                        CLASS K SHARES
                                                                PERIOD ENDED                           YEAR ENDED
                                                                   6/30/02                              12/31/01
                                                       --------------------------------      --------------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND:            SHARES             AMOUNT             SHARES             AMOUNT
                                                       -------------      -------------      -------------      -------------
Sold .............................................         3,453,547      $  29,181,887          2,344,344      $  18,834,655
Redeemed .........................................          (462,452)        (3,872,672)          (120,007)          (970,288)
                                                       -------------      -------------      -------------      -------------
Net increase/(decrease) ..........................        (2,991,095)     $  25,308,215          2,224,337      $  17,864,367
                                                       =============      =============      =============      =============

                                                                 CLASS Y SHARES                     CLASS Y SHARES
                                                                  PERIOD ENDED                         YEAR ENDED
                                                                     6/30/02                            12/31/01
                                                       --------------------------------      --------------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND:            SHARES             AMOUNT             SHARES             AMOUNT
                                                       -------------      -------------      -------------      -------------
Sold .............................................           944,205      $   8,505,482            208,479      $   1,916,664
Issued as reinvestment of dividends ..............                 5                 49                 --                 --
Redeemed .........................................          (674,713)        (6,788,063)           (44,482)          (426,363)
                                                       -------------      -------------      -------------      -------------
Net increase .....................................           269,497      $   1,717,468            163,997      $   1,490,301
                                                       =============      =============      =============      =============

      The Munder Institutional Funds
            Notes to Financial Statements, June 30, 2002 (Unaudited)
                  (Continued)

                                                               CLASS K SHARES                        CLASS K SHARES
                                                                PERIOD ENDED                           YEAR ENDED
                                                                   6/30/02                              12/31/01
                                                       --------------------------------      --------------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND:          SHARES             AMOUNT             SHARES             AMOUNT
                                                       -------------      -------------      -------------      -------------
Sold .............................................           531,811      $   6,083,411          2,485,890      $  26,958,327
Issued as reinvestment of dividends ..............                23                258                373              3,346
Redeemed .........................................          (985,866)       (11,298,080)        (1,375,533)       (14,456,486)
                                                       -------------      -------------      -------------      -------------
Net increase/(decrease) ..........................          (454,032)     $  (5,214,411)         1,110,730      $  12,505,187
                                                       =============      =============      =============      =============

                                                               CLASS Y SHARES                        CLASS Y SHARES
                                                                PERIOD ENDED                           YEAR ENDED
                                                                   6/30/02                               12/31/01
                                                       --------------------------------      --------------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND:          SHARES             AMOUNT             SHARES             AMOUNT
                                                       -------------      -------------      -------------      -------------

Sold .............................................            40,329      $     456,570            261,680      $   2,827,801
Redeemed .........................................           (85,464)          (986,724)          (366,611)        (4,071,739)
                                                       -------------      -------------      -------------      -------------
Net decrease .....................................           (45,135)     $    (530,154)          (104,931)     $  (1,243,938)
                                                       =============      =============      =============      =============

7. REVOLVING LINE OF CREDIT

     Effective December 19, 2001, the Munder Funds established a one-year revolving line of credit with State Street Bank and Trust Company in which each of the Funds, and other Munder Funds participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum on the daily amount of the unused commitment. During the period ended June 30, 2002, the Munder Institutional S&P MidCap Index Equity Fund utilized the revolving line of credit and incurred $1,159 in interest fees. For the period ended June 30, 2002, total commitment fees incurred by the Funds were $2,294.

8. INCOME TAX INFORMATION

         As determined at December 31, 2001 the following Funds had available for Federal income tax purposes, unused capital losses as follows:

                                                                                  EXPIRING
                                                                                    2009
                                                                                -----------
                Munder Institutional S&P 500 Index Equity Fund ............     $ 1,999,114
                Munder Institutional S&P MidCap Index Equity Fund .........         285,280
                Munder Institutional S&P SmallCap Index Equity Fund .......       2,558,383

                                                        THE MUNDER FUNDS

BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan
            Arthur T. Porter
OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Melanie Mayo West, Assistant Secretary
            Cherie N. Ugorowski, Treasurer
            David W. Rumph, Assistant Treasurer
            Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
            World Asset Management, a division of Munder Capital Management 225 East Brown Street, Suite 300
            Birmingham, MI 48009
TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109
LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006
INDEPENDENT AUDITORS
            Ernst & Young, LLP
            200 Clarendon Street
            Boston, MA 02116

SANNINSTIK0602

INVESTMENT ADVISOR: World Asset Management
DISTRIBUTED BY: Funds Distributor, Inc.

[MUNDER FUNDS LOGO]                                           Semi-Annual Report
                                                                   June 30, 2002

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                                                  CLASS Y SHARES

                                              INSTITUTIONAL S&P 500 INDEX EQUITY
                                           INSTITUTIONAL S&P MIDCAP INDEX EQUITY
                                         INSTITUTIONAL S&P SMALLCAP INDEX EQUITY
                                           INSTITUTIONAL GOVERNMENT MONEY MARKET
                                                      INSTITUTIONAL MONEY MARKET

                                                                    "As the market moves down, as it
                                                                    has over the past year, people
                                                                    panic and sell. It is a human
                                                                    reaction, but buying high and
                                                                    selling low never made any investor
                                                                    rich."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS

       The past six-months have been difficult ones for stock investors. The S&P 500 Index had a -13.16% return for the six-month period ending June 30, 2002. In response to a weaker economic environment, corporate earnings fell and stock prices followed. This cyclical pattern, however, was heightened by events that shook investors' confidence. In addition to concerns about future terrorism, a wave of corporate accounting scandals reduced the credibility of corporate management and created doubts about the accuracy of corporate balance sheets.

       There is no question that this has been a tough environment. When the market is moving up, people will pay any price to be part of the action. That is what Alan Greenspan referred to as "irrational exuberance." As the market moves down, as it has over the past year, people panic and sell. It is a human reaction, but buying high and selling low never made any investor rich.

       We all know that past performance does not guarantee what will happen in the future. However, historically, the downward movements in the stock market have been temporary while the upward movements have been sustained. After each market correction, the stock market averages have historically moved back to their old highs and gone higher. In the past, if you lost your long-term focus, you lost a good part of your long-term returns.

       While the wave of accounting scandals has shaken investors' confidence, we feel that confidence can and will be restored. In our view, the short-term pain will result in a longer-term gain in the form of improved accounting disclosures, greater standardization and transparency of reported earnings and increased accounting of CEOs and CFOs for their company's financial reports.

       Money market yields have been fairly stable over the past six-months, with average levels lower than for the prior six months. The prior period included a number of Federal Reserve easing moves. The 3-month U.S. Treasury bill posted a return of 0.91% for the six-month period ending June 30, contrasted to the 1.73% return for the prior six-month period.

       The Munder Institutional Funds were created with the special requirements of the large institutional investor in mind. We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives.

       On the following pages, you will find specific commentary on the relative and absolute performance of Munder Institutional Funds for the six months ending June 30, 2002. If you have any questions about these Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com.

       Very Truly Yours

       /s/ James C. Robinson
       James C. Robinson, President
       The Munder Funds

Table of
        Contents

--------------------------------------------------------------------------------

                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                II          The Stock Market
                                II          Munder Institutional S&P 500 Index Equity Fund
                                III         Munder Institutional S&P MidCap Index Equity Fund
                                III         Munder Institutional S&P SmallCap Index Equity Fund

                 PORTFOLIO OF INVESTMENTS --

                                1           Munder Institutional S&P 500 Index Equity Fund
                                9           Munder Institutional S&P MidCap Index Equity Fund
                                16          Munder Institutional S&P SmallCap Index Equity Fund
                                26          Munder Institutional Government Money Market Fund
                                28          Munder Institutional Money Market Fund
                                31          FINANCIAL STATEMENTS
                                36          FINANCIAL HIGHLIGHTS
                                41          NOTES TO FINANCIAL STATEMENTS

           ---------------------------------------------------------------------
           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE
           NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
           OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Management's Discussion of
        Fund Performance

--------------------------------------------------------------------------------

THE STOCK MARKET
   The S&P 500 Index generated a return of -13.16% for the six-month period ending June 30, 2002. The weakness in the Index occurred primarily in the second quarter of 2002, which was marked by a wave of accounting scandals. Performance was quite mixed across the various sectors and size segments of the stock market. The only three sectors of the S&P 500 universe to earn a positive return for the period were consumer staples, energy and materials. The weakest sectors were telecommunication services and information technology. Size was inversely related to performance, with the S&P SmallCap 600 Index generating a 0.02% return for the six months, while the S&P MidCap 400 posted a -3.21% return.

   For the six months ending June 30, international stock market indices outperformed the S&P 500 Index. The Morgan Stanley EAFE Index (Europe, Asia and the Far East) had a return of -1.37% while the FTSE World Ex-U.S. Index had a return of -0.96%. The more aggressive Morgan Stanley Emerging Markets Free Index earned a positive return of 2.07%.

   As the first half of the Funds' fiscal year ended, investor confidence was still badly bruised by the reports of corporate accounting fraud. As economic growth slowed during the past few years, some companies tried to increase reported earnings through questionable, or downright fraudulent, accounting practices. The Securities and Exchange Commission (SEC) has announced that it will require chief executives and chief financial officers at the 1,000 largest companies to formally certify that their books are accurate. Both the SEC and Congress are considering additional regulation and changes to accounting rules. The result will undoubtedly be increasingly standardized accounting and a greater awareness by senior management as to how financial results are derived and what is reported. Through all of this, it is important to keep in mind that these scandals, as offensive as they are, are limited to a handful of the more than 10,000 publicly traded companies in the U.S. The short-term pain, as significant as it is, should lead to a longer-term gain in the form of improved accounting disclosures and greater standardization and transparency of reported earnings.

[THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON THE CLASS Y SHARES. OTHER CLASSES OF SHARES HAVE DIFFERENT SALES CHARGES AND EXPENSES THAT LOWER PERFORMANCE. PLEASE NOTE THAT IN SOME OF THE FOLLOWING COMMENTARY, THE MUNDER FUNDS ARE COMPARED TO VARIOUS STOCK MARKET INDICES. IT IS IMPORTANT TO REMEMBER THAT THE RETURNS FOR THE MUNDER FUNDS ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. SINCE THE MARKET INDICES ARE NOT ACTUAL FUNDS, THERE ARE NO EXPENSES NETTED AGAINST THEIR RETURNS. PLEASE NOTE THAT YOU CANNOT INVEST DIRECTLY IN AN INDEX.]

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND

FUND MANAGER: THE MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND TEAM
   The Fund earned a return of -13.26% for the six months ending June 30, compared to a -13.16% return for the S&P 500 Index.

   For the six months ending June 30, only three of the 10 sectors of the S&P 500 Index earned a positive return. These were materials, consumer staples and energy. The weakest sectors in the Index included telecommunication services and information technology, both posting returns below

--------------------------------------------------------------------------------

-30%. Other sectors to generate a double-digit negative return included healthcare, industrials and utilities. With a return of -31.76% and a 16% weight in the Index, the information technology sector alone subtracted close to 5.50 percentage points from the Index's return for the six months ending June 30.

   For the six-month period ending June 30, the Fund again achieved its goal of closely tracking the total return of the S&P 500 Index. The weight of each of the 500 holdings in the Fund is monitored closely relative to its weight in the S&P 500 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P 500 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500 Index is not an actual fund, there are no expenses charged against its return.

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

FUND MANAGER: THE MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND TEAM
   The Fund earned a return of -3.41% for the six months ending June 30, compared to the -3.21% return for the S&P MidCap 400 Index.

   During the six months ending June 30, six of the 10 sectors of the S&P MidCap 400 Index earned a positive return. Consumer staples (+12.64) was the only sector to earn a positive double-digit return. Energy was the runner-up sector, with a return of 8.15%. The positive contributions from the six sectors with a positive return were more than offset by the negative returns generated by the telecommunications services information technology, healthcare and utilities sectors. With its 17% weighting in the Index and a -22.32% return, the information technology sector subtracted close to four percentage points from the Index's return.

   For the six months ending June 30, the Fund again achieved its goal of closely tracking the total return of the S&P MidCap 400 Index. The weight of each of the 400 holdings in the Fund is monitored closely relative to its weight in the S&P MidCap 400 universe. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns for the Fund and the S&P MidCap 400 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P MidCap 400 Index is not an actual fund, there are no expenses charged against its return.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

FUND MANAGER: THE MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND TEAM
   The Fund earned a return of 0.02% for the year ending June 30, compared to the -0.02% return for the S&P SmallCap 600 Index.

   The S&P SmallCap 600 Index generated stronger returns for the six months ending June 30 than either the S&P MidCap 400 Index (-3.21%) or the large-cap S&P 500 Index (-13.16%). Seven of the Index's ten sectors earned a positive return. Double-digit positive returns came from the consumer discretionary and financials sectors. With a return of 14.90% and a weight of 21%

--------------------------------------------------------------------------------

in the Index, the consumer discretionary sector alone added over 2.50 percentage points to the Index's return.

   The positive returns earned by seven sectors of the Index were largely, although not entirely, offset by the negative returns generated by the telecommunications services, information technology and healthcare sectors. With a return of -22.11% and a weight of 17%, the information technology sector alone subtracted over four percentage points from the Index's return.

   For the six months ending June 30, the Fund again achieved its goal of closely tracking the total return of the S&P SmallCap 600 Index. The weight of each of the 600 holdings in the Fund is monitored closely relative to its weight in the S&P SmallCap 600 universe. Cash flows are invested promptly to minimize their impact on returns.

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)


SHARES                                           VALUE
COMMON STOCKS -- 97.4%
     AEROSPACE & DEFENSE -- 2.0%
   21,850 Boeing Company                    $     983,250
    5,221 General Dynamics Corporation            555,253
    2,658 Goodrich (B.F.) Company                  72,617
   21,240 Honeywell International, Inc.           748,285
   11,686 Lockheed Martin Corporation             812,177
    2,938 Northrop Grumman Corporation            367,250
   10,371 Raytheon Company                        422,618
    4,764 Rockwell Collins, Inc.                  130,629
   12,290 United Technologies Corporation         834,491
                                            -------------
                                                4,926,570
                                            -------------

     AIRLINES -- 0.2%
    4,032 AMR Corporation +                        67,979
    3,207 Delta Air Lines, Inc.                    64,140
   20,068 Southwest Airlines Company              324,299
                                            -------------
                                                  456,418
                                            -------------

     AIR FREIGHT & LOGISTICS -- 0.2%
    7,771 FedEx Corporation                       414,971
    1,656 Ryder System, Inc.                       44,861
                                            -------------
                                                  459,832
                                            -------------

     AUTOMOBILES -- 0.8%
   47,250 Ford Motor Company                      756,000
   14,630 General Motors Corporation              781,973
    7,881 Harley-Davidson, Inc.                   404,059
                                            -------------
                                                1,942,032
                                            -------------

     AUTO COMPONENTS -- 0.3%
    1,928 Cooper Tire & Rubber Company             39,620
    3,904 Dana Corporation                         72,341
   14,634 Delphi Automotive Systems
            Corporation                           193,169
    4,252 Goodyear Tire & Rubber Company           79,555
    2,292 Johnson Controls, Inc.                  187,050
    3,310 TRW, Inc.                               188,604
    3,415 Visteon Corporation                      48,493
                                            -------------
                                                  808,832
                                            -------------
     BANKS -- 7.2%
    9,434 AmSouth Bancorporation                  211,133
   40,120 Bank of America Corporation           2,822,843
   18,960 Bank of New York, Inc.                  639,900
   30,587 Bank One Corporation                  1,176,988
   12,445 BB&T Corporation                        480,377
    5,861 Charter One Financial, Inc.             201,501
    4,627 Comerica, Inc.                          284,098
   15,365 Fifth Third Bancorporation            1,024,077
    3,300 First Tennessee National
            Corporation                           126,390
   27,260 FleetBoston Financial
            Corporation                           881,861
    4,065 Golden West Financial
            Corporation                           279,591
    6,393 Huntington Bancshares, Inc.             124,152
   11,054 KeyCorp                                 301,774
    5,492 Marshall & Ilsley Corporation           169,868
   11,518 Mellon Financial Corporation            362,011
   15,877 National City Corporation               527,910
    5,772 Northern Trust Corporation              254,314
    7,416 PNC Financial Services Group            387,709
    5,960 Regions Financial Corporation           209,494
    9,077 Southtrust Corporation                  237,091
    7,414 SunTrust Banks, Inc.                    502,076
    7,708 Synovus Financial Corporation           212,124
   49,823 U.S. Bancorp                          1,163,367
    5,311 Union Planters Corporation              171,917
   35,624 Wachovia Corporation                  1,360,125
   25,347 Washington Mutual, Inc.                 940,627
   44,532 Wells Fargo & Company                 2,229,272
    2,382 Zions Bancorporation                    124,102
                                            -------------
                                               17,406,692
                                            -------------

     BEVERAGES -- 3.1%
   22,809 Anheuser-Busch Companies, Inc.        1,140,450
    1,738 Brown-Forman Corporation,
            Class B                               119,922
   64,626 Coca-Cola Company                     3,619,056
   11,583 Coca-Cola Enterprises, Inc.             255,753
      914 Coors (Adolph) Company,
            Class B                                56,942
    7,322 Pepsi Bottling Group, Inc.              225,518
   46,023 PepsiCo, Inc.                         2,218,308
                                            -------------
                                                7,635,949
                                            -------------

     BIOTECHNOLOGY -- 0.8%
   27,010 Amgen, Inc. +                         1,131,179
    3,849 Biogen, Inc. +                          159,464
    4,960 Chiron Corporation +                    175,336
    5,596 Genzyme Corporation +                   107,667
    6,512 MedImmune, Inc. +                       171,917
   14,406 Immunex Corporation +                   321,830
                                            -------------
                                                2,067,393
                                            -------------


                       See Notes to Financial Statements.
                                        1

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                    (Continued)


SHARES                                                 VALUE
COMMON STOCKS -- (CONTINUED)
     BUILDING PRODUCTS -- 0.2%
    1,900 American Standard Companies, Inc. +     $     142,690
    1,558 Crane Company                                  39,542
   12,620 Masco Corporation                             342,128
                                                  -------------
                                                        524,360
                                                  -------------

     CHEMICALS -- 1.5%
    5,960 Air Products & Chemicals, Inc.                300,801
   23,660 Dow Chemical Company                          813,431
   25,860 Dupont (E.I.) de Nemours & Company          1,148,184
    2,017 Eastman Chemical Company                       94,597
    3,396 Ecolab, Inc.                                  156,997
    3,412 Engelhard Corporation                          96,628
    1,281 Great Lakes Chemical Corporation               33,934
    2,842 Hercules, Inc. +                               32,967
    2,475 International Flavors & Fragrances, Inc.       80,413
    4,419 PPG Industries, Inc.                          273,536
    4,218 Praxair, Inc.                                 240,299
    5,771 Rohm & Haas Company                           233,668
    1,926 Sigma-Aldrich Corporation                      96,589
                                                  -------------
                                                      3,602,044
                                                  -------------

     COMMERCIAL SERVICES & SUPPLIES -- 2.0%
    5,182 Allied Waste Industries, Inc. +                49,747
    4,500 Apollo Group, Inc., Class A +                 177,390
   16,176 Automatic Data Processing, Inc.               704,465
    2,839 Avery Dennison Corporation                    178,147
    4,766 Block (H & R), Inc.                           219,951
   27,180 Cendant Corporation +                         431,618
    4,427 Cintas Corporation                            218,827
   13,312 Concord EFS, Inc. +                           401,224
    4,491 Convergys Corporation +                        87,485
    1,642 Deluxe Corporation                             63,857
    2,932 Donnelley (R.R.) & Sons Company                80,777
    3,756 Equifax, Inc.                                 101,412
   19,886 First Data Corporation                        739,759
    4,997 Fiserv, Inc. +                                183,440
    9,735 Paychex, Inc.                                 304,608
    6,291 Pitney Bowes, Inc.                            249,878
    4,633 Robert Half International, Inc. +             107,949
    3,736 Sabre Holdings Corporation, Class A +         133,749
   16,085 Waste Management, Inc.                        419,014
                                                  -------------
                                                      4,853,297
                                                  -------------

     COMMUNICATIONS EQUIPMENT -- 2.0%
   20,674 ADC Telecommunications, Inc. +                 47,343
    2,506 Andrew Corporation +                           37,389
    9,354 Avaya, Inc. +                                  46,302
   11,219 CIENA Corporation +                            47,008
  190,601 Cisco Systems, Inc. +                       2,658,884
    4,857 Comverse Technology, Inc. +                    44,976
   24,763 Corning, Inc.                                  87,909
   35,435 JDS Uniphase Corporation +                     94,611
   89,186 Lucent Technologies, Inc.                     148,049
   59,147 Motorola, Inc.                                852,900
   99,925 Nortel Networks Corporation                   144,891
   20,087 Qualcomm, Inc. +                              552,192
    4,038 Scientific-Atlanta, Inc.                       66,425
   10,696 Tellabs, Inc. +                                66,315
                                                  -------------
                                                      4,895,194
                                                  -------------

     COMPUTERS & PERIPHERALS -- 3.1%
    9,260 Apple Computer, Inc. +                        164,087
   67,635 Dell Computer Corporation +                 1,767,979
   57,875 EMC Corporation                               436,956
    8,410 Gateway 2000, Inc. +                           37,340
   78,590 Hewlett Packard Company                     1,200,855
   44,557 International Business Machines
            Corporation                               3,208,104
    3,391 Lexmark International Group, Inc.,
            Class A +                                   184,471
    2,569 NCR Corporation +                              88,887
    8,727 Network Appliance, Inc. +                     108,564
   15,119 Palm, Inc. +                                   26,610
   84,541 Sun Microsystems, Inc. +                      423,551
                                                  -------------
                                                      7,647,404
                                                  -------------

     CONSTRUCTION MATERIALS -- 0.0%#
    2,659 Vulcan Materials Company                      116,464
                                                  -------------
     CONSTRUCTION & ENGINEERING -- 0.0%#
    2,110 Fluor Corporation                              82,185
    1,653 McDermott International, Inc. +                13,389
                                                  -------------
                                                         95,574
                                                  -------------


                       See Notes to Financial Statements.
                                       2

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                    (Continued)

SHARES                                                 VALUE
COMMON STOCKS -- (CONTINUED)
     CONTAINERS & PACKAGING -- 0.2%
    1,470 Ball Corporation                      $      60,976
    1,375 Bemis Company, Inc.                          65,312
    4,161 Pactiv Corporation +                         99,032
    2,207 Sealed Air Corporation +                     88,876
    1,333 Temple-Inland, Inc.                          77,127
                                                -------------
                                                      391,323
                                                -------------

     DIVERSIFIED FINANCIALS -- 7.4%
    2,749 Ambac Financial Group, Inc.                 184,733
   34,610 American Express Company                  1,257,035
    2,645 Bear Stearns Companies, Inc.                161,874
    5,689 Capital One Financial
               Corporation                            347,313
   35,703 Charles Schwab Corporation                  399,874
  134,018 Citigroup, Inc.                           5,193,197
    3,208 Countrywide Credit Industries, Inc.         154,786
   25,936 Fannie Mae                                1,912,780
   18,068 Federal Home Loan Mortgage Corp.          1,105,762
    6,779 Franklin Resources, Inc.                    289,056
   11,898 Household International, Inc.               591,331
   51,842 J. P. Morgan Chase & Company              1,758,481
    6,380 Lehman Brothers Holdings, Inc.              398,878
   22,136 MBNA Corporation                            732,037
   22,429 Merrill Lynch & Company, Inc.               908,374
    4,029 Moody's Corporation                         200,443
   28,672 Morgan Stanley Dean Witter and Company    1,235,190
    7,525 Providian, LLC                               44,247
    4,047 SLM Corporation                             392,154
    8,448 State Street Corporation                    377,626
    5,834 Stilwell Financial, Inc.                    106,179
    3,207 T. Rowe Price Group, Inc.                   105,446
                                                -------------
                                                   17,856,796
                                                -------------

     DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 3.7%
    8,057 ALLTEL Corporation                          378,679
   98,888 AT&T Corporation +                        1,058,102
   48,817 BellSouth Corporation                     1,537,735
    3,675 CenturyTel, Inc.                            108,412
    7,314 Citizens Communications Company +            61,145
   43,686 Qwest Communications
            International, Inc.                       122,321
   86,957 SBC Communications                        2,652,188
   23,191 Sprint Corporation                          246,057
   70,900 Verizon Communications, Inc.              2,846,635
                                                -------------
                                                    9,011,274
                                                -------------

     ELECTRIC UTILITIES -- 2.2%
    3,303 Allegheny Energy, Inc.                       85,052
    3,773 Ameren Corporation                          162,277
    8,834 American Electric Power Company, Inc.       353,537
    4,305 Cinergy Corporation                         154,937
    3,484 CMS Energy Corporation                       38,254
    5,496 Consolidated Edison Company                 229,458
    4,241 Constellation Energy Group                  124,431
    7,224 Dominion Resources, Inc.                    478,229
    4,314 DTE Energy Company                          192,577
    8,456 Edison International                        143,752
    5,875 Entergy Corporation                         249,335
    8,370 Exelon Corporation                          437,751
    7,728 FirstEnergy Corporation                     257,961
    4,582 FPL Group, Inc.                             274,874
   10,138 PG & E Corporation                          181,369
    2,199 Pinnacle West Capital Corporation            86,860
    3,852 PPL Corporation                             127,424
    5,780 Progress Energy, Inc.                       300,618
    5,411 Public Service Enterprise                   234,296
    7,892 Reliant Energy, Inc.                        133,375
   18,328 Southern Company                            502,187
    4,048 TECO Energy, Inc.                           100,188
    6,970 TXU Corporation                             359,303
   10,279 Xcel Energy, Inc.                           172,379
                                                -------------
                                                    5,380,424
                                                -------------

     ELECTRICAL EQUIPMENT -- 0.4%
    5,135 American Power Conversion
            Corporation +                              64,855
    2,378 Cooper Industries Ltd.                       93,456
   10,930 Emerson Electric Company                    584,864
    5,038 Molex, Inc.                                 168,924
    2,013 Power-One, Inc. +                            12,521
    4,862 Rockwell International Corporation           97,143
    1,562 Thomas & Betts Corporation                   29,053
                                                -------------
                                                    1,050,816
                                                -------------

                       See Notes to Financial Statements.
                                        3

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                    (Continued)


SHARES                                             VALUE
COMMON STOCKS -- (CONTINUED)
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
   12,049 Agilent Technologies, Inc. +         $  284,959
    5,172 Jabil Circuit, Inc. +                   109,181
    1,287 Millipore Corporation                    41,158
    3,308 PerkinElmer, Inc.                        36,553
   13,678 Sanmina Corporation +                    86,308
   21,440 Solectron Corporation +                 131,856
    6,007 Symbol Technologies, Inc.                51,060
    2,381 Tektronix, Inc. +                        44,549
    4,478 Thermo Electron Corporation              73,887
    3,389 Waters Corporation +                     90,486
                                               ----------
                                                  949,997
                                               ----------

     ENERGY EQUIPMENT & SERVICES -- 1.3%
   10,632 Albertson's, Inc.                       323,851
    8,812 Baker Hughes, Inc.                      293,351
    4,100 BJ Services Company +                   138,908
   11,320 Halliburton Company                     180,441
   20,698 Kroger Company +                        411,890
    3,486 Noble Corporation +                     134,560
    2,477 Rowan Companies, Inc.                    53,132
   15,035 Schlumberger Ltd.                       699,127
    3,485 Supervalu, Inc.                          85,487
   17,259 Sysco Corporation                       469,790
    8,328 Transocean Sedco Forex, Inc.            259,417
    3,666 Winn Dixie Stores, Inc.                  57,153
                                               ----------
                                                3,107,107
                                               ----------

     FOOD & DRUG RETAILING -- 0.7%
   10,171 CVS Corporation                         311,233
   12,557 Safeway, Inc. +                         366,539
   26,612 Walgreen Company                      1,028,021
                                               ----------
                                                1,705,793
                                               ----------

     FOOD PRODUCTS -- 1.7%
   16,927 Archer-Daniels-Midland Company          216,496
   10,687 Campbell Soup Company                   295,602
   13,964 ConAgra, Inc.                           386,105
    9,532 General Mills, Inc.                     420,170
    9,118 Heinz (H.J.) Company                    374,750
    3,578 Hershey Foods Corporation               223,625
   10,644 Kellogg Company                         381,694
   20,384 Sara Lee Corporation                    420,726
   14,920 Unilever NV                             966,816
    5,865 Wrigley (Wm) Jr. Company                324,628
                                               ----------
                                                4,010,612
                                               ----------

     GAS UTILITIES -- 0.4%
   15,007 El Paso Corporation                     309,294
    3,670 KeySpan Corporation                     138,176
    3,206 Kinder Morgan, Inc.                     121,892
    1,195 NICOR, Inc.                              54,671
    5,354 NiSource, Inc.                          116,878
      916 People's Energy Corporation              33,397
    5,360 Sempra Energy                           118,617
                                               ----------
                                                  892,925
                                               ----------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
    5,495 Applera Corporation -- Applied
            Biosystems Group                      107,098
    1,379 Bard (C.R.), Inc.                        78,024
    1,373 Bausch & Lomb, Inc.                      46,476
   15,657 Baxter International, Inc.              695,954
    6,685 Becton, Dickinson & Company             230,298
    7,023 Biomet, Inc.                            190,464
   10,572 Boston Scientific Corporation +         309,971
    7,976 Guidant Corporation +                   241,114
   31,583 Medtronic, Inc.                       1,353,331
    2,293 St. Jude Medical, Inc. +                169,338
    5,133 Stryker Corporation                     274,667
    5,035 Zimmer Holdings, Inc. +                 179,548
                                               ----------
                                                3,876,283
                                               ----------

     HEALTH CARE PROVIDERS & SERVICES -- 1.9%
    3,756 Aetna, Inc.                             180,175
    2,753 AmerisourceBergen Corporation           209,228
   11,784 Cardinal Health, Inc.                   723,655
    3,656 CIGNA Corporation                       356,168
   13,426 HCA-The Healthcare Company              637,735
    6,326 Health Management Associates, Inc.,
            Class A +                             127,469
   10,278 HEALTHSOUTH Corporation +               131,456
    4,439 Humana, Inc. +                           69,382
    7,498 IMS Health, Inc.                        134,589
    2,657 Manor Care, Inc. +                       61,111
    7,501 McKesson HBOC, Inc.                     245,283
    3,116 Quintiles TransNational Corporation +    38,919
    8,527 Tenet Healthcare Corporation +          610,107
    8,059 UnitedHealth Group, Inc.                737,801
    3,757 Wellpoint Health Networks, Inc.,
            Class A +                             292,332
                                               ----------
                                                4,555,410
                                               ----------


                       See Notes to Financial Statements.
                                        4

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                    (Continued)


SHARES                                                VALUE
COMMON STOCKS -- (CONTINUED)
     HOTELS, RESTAURANTS & LEISURE -- 1.2%
   15,227 Carnival Corporation, Class A          $    421,636
    4,483 Darden Restaurants, Inc.                    110,730
    3,033 Harrah's Entertainment, Inc. +              134,514
    9,642 Hilton Hotels Corporation                   134,024
    2,387 International Game Technology +             135,343
    6,327 Marriott International, Inc.                240,742
   33,076 McDonald's Corporation                      941,012
   10,021 Starbucks Corporation +                     249,022
    5,230 Starwood Hotels & Resorts
            Worldwide, Inc.                           172,015
    2,952 Wendy's International, Inc.                 117,578
    7,746 Yum! Brands, Inc. +                         226,570
                                                 ------------
                                                    2,883,186
                                                 ------------

     HOUSEHOLD DURABLES -- 0.5%
    1,649 American Greetings Corporation, Class A      27,472
    2,110 Black & Decker Corporation                  101,702
    1,555 Centex Corporation                           89,863
    3,877 Fortune Brands, Inc.                        217,112
    1,380 KB HOME                                      71,084
    5,063 Leggett & Platt, Inc.                       118,474
    2,018 Maytag Corporation                           86,068
    6,954 Newell Rubbermaid, Inc.                     243,807
    1,625 Pulte Corporation                            93,405
    1,562 Snap-On, Inc.                                46,376
    2,198 Stanley Works                                90,140
    1,562 Tupperware Corporation                       32,474
    1,741 Whirlpool Corporation                       113,792
                                                 ------------
                                                    1,331,769
                                                 ------------

     HOUSEHOLD PRODUCTS -- 2.0%
    5,955 Clorox Company                              246,239
   14,269 Colgate-Palmolive Company                   714,164
   13,504 Kimberly-Clark Corporation                  837,248
   33,790 Procter & Gamble Company                  3,017,447
                                                 ------------
                                                    4,815,098
                                                 ------------

     INDUSTRIAL CONGLOMERATES -- 4.0%
   10,098 3M Company                                1,242,054
  258,791 General Electric Company                  7,517,878
    3,674 Textron, Inc.                               172,311
   51,988 Tyco International Ltd.                     702,358
                                                 ------------
                                                    9,634,601
                                                 ------------

     INSURANCE -- 4.5%
    6,783 ACE Ltd.                                    214,343
   13,489 AFLAC, Inc.                                 431,648
   18,506 Allstate Corporation                        684,352
   68,073 American International
               Group, Inc.                          4,644,621
    7,060 AON Corporation                             208,129
    4,440 Chubb Corporation                           314,352
    4,216 Cincinnati Financial Corporation            196,171
    9,029 Conseco, Inc. +                              18,058
    6,417 Hartford Financial Services Group, Inc.     381,619
    3,942 Jefferson-Pilot Corporation                 185,274
    7,690 John Hancock Financial
               Services, Inc.                         270,688
    4,850 Lincoln National Corporation                203,700
    4,895 Loews Corporation                           259,386
    7,147 Marsh & McLennan
               Companies, Inc.                        690,400
    3,797 MBIA, Inc.                                  214,644
   18,348 MetLife, Inc.                               528,422
    2,745 MGIC Investment Corporation                 186,111
    5,678 Progressive Corporation                     328,472
    3,296 SAFECO Corporation                          101,813
    5,473 St. Paul Companies, Inc.                    213,009
    3,205 Torchmark, Inc.                             122,431
    6,282 UnumProvident Corporation                   159,877
    3,535 XL Capital Ltd., Class A                    299,415
                                                 ------------
                                                   10,856,935
                                                 ------------

     INTERNET SOFTWARE & SERVICES -- 0.1%
   15,608 Yahoo!, Inc. +                              230,374
                                                 ------------

     IT CONSULTING & SERVICES -- 0.3%
    4,414 Computer Sciences Corporation +             210,989
   12,518 Electronic Data Systems Corporation         465,044
    8,334 Unisys Corporation +                         75,006
                                                 ------------
                                                      751,039
                                                 ------------

     LEISURE EQUIPMENT & PRODUCTS -- 0.2%
    2,392 Brunswick Corporation                        66,976
    7,606 Eastman Kodak Company                       221,867
    4,490 Hasbro, Inc.                                 60,884
   11,344 Mattel, Inc.                                239,132
                                                 ------------
                                                      588,859
                                                 ------------



                       See Notes to Financial Statements.
                                        5

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                    (Continued)


SHARES                                                 VALUE
COMMON STOCKS -- (CONTINUED)
     MACHINERY -- 1.1%
    8,984 Caterpillar, Inc.                      $     439,767
    1,102 Cummins Engine, Inc.                          36,476
    3,946 Danaher Corporation                          261,817
    6,235 Deere & Company                              298,656
    5,278 Dover Corporation                            184,730
    1,835 Eaton Corporation                            133,496
    7,999 Illinois Tool Works, Inc.                    546,332
    4,401 Ingersoll-Rand Company,
               Class A                                 200,950
    2,390 ITT Industries, Inc.                         168,734
    1,558 Navistar International
               Corporation                              49,856
    2,977 PACCAR, Inc.                                 132,149
    3,210 Pall Corporation                              66,608
    3,022 Parker-Hannifin Corporation                  144,421
                                                 -------------
                                                     2,663,992
                                                 -------------

     MEDIA -- 3.4%
  115,961 AOL Time Warner, Inc. +                    1,705,786
   15,956 Clear Channel Communications +               510,911
   24,645 Comcast Corporation, Class A +               587,537
   53,124 Disney (Walt) Company                      1,004,044
    2,200 Dow Jones & Company, Inc.                    106,590
    6,971 Gannett Company, Inc.                        529,099
    9,943 Interpublic Group of
               Companies, Inc.                         246,189
    2,200 Knight-Ridder, Inc.                          138,490
    5,040 McGraw-Hill, Inc.                            300,888
    1,283 Meredith Corporation                          49,203
    3,942 New York Times Company,
             Class A                                   203,013
    4,858 Omnicom, Inc.                                222,496
    2,937 TMP Worldwide, Inc. +                         63,146
    7,792 Tribune Company                              338,952
    5,951 Univision Communications,
               Inc. +                                  186,861
   46,024 Viacom, Inc., Class B +                    2,042,085
                                                 -------------
                                                     8,235,290
                                                 -------------

     METALS & MINING -- 0.9%
    8,347 Alcan Aluminum Ltd.                          313,179
   22,060 Alcoa, Inc.                                  731,289
    2,059 Allegheny Technologies, Inc.                  32,532
   14,053 Barrick Gold Corporation                     266,867
    3,758 Freeport McMoRan Copper &
            Gold, Class B +                             67,080
    4,767 Inco Ltd. +                                  107,925
   10,169 Newmont Mining Corporation                   267,750
    2,015 Nucor Corporation                            131,056
    2,298 Phelps Dodge Corporation                      94,678
    8,620 Placer Dome, Inc.                             96,630
    2,588 United States Steel Corporation               51,475
    2,197 Worthington Industries, Inc.                  39,766
                                                 -------------
                                                     2,200,227
                                                 -------------

     MULTILINE RETAIL -- 4.1%
    3,028 Big Lots, Inc. +                              59,591
   11,855 Costco Wholesale Corporation +               457,840
    2,201 Dillard's, Inc.                               57,864
    8,630 Dollar General Corporation                   164,229
    4,490 Family Dollar Stores, Inc.                   158,273
    5,205 Federated Department Stores +                206,639
    8,704 Kohls Corporation +                          609,976
    7,404 May Department Stores
            Company                                    243,814
    3,481 Nordstrom, Inc.                               78,845
    6,973 Penney (J.C.) Company, Inc.                  153,545
    8,233 Sears, Roebuck & Company                     447,052
   23,595 Target Corporation                           898,969
  115,839 Wal-Mart Stores, Inc.                      6,372,303
                                                 -------------
                                                     9,908,940
                                                 -------------

     MULTI-UTILITIES & UNREGULATED POWER -- 0.4%
   13,883 AES Corporation +                             75,246
    9,724 Calpine Corporation +                         68,360
   21,617 Duke Energy Corporation                      672,289
    9,397 Dynegy, Inc., Class A                         67,658
   10,460 Mirant Corporation +                          76,358
   13,474 Williams Companies, Inc.                      80,709
                                                 -------------
                                                     1,040,620
                                                 -------------

     OFFICE ELECTRONICS -- 0.1%
   18,739 Xerox Corporation                            130,611
                                                 -------------

     OIL & GAS -- 6.7%
    2,289 Amerada Hess Corporation                     188,842
    6,455 Anadarko Petroleum Corporation               318,231
    3,749 Apache Corporation                           215,493
    1,835 Ashland, Inc.                                 74,317
    5,238 Burlington Resources, Inc.                   199,044
   27,781 ChevronTexaco Corporation                  2,458,618
   16,272 Conoco, Inc.                                 452,362
    4,074 Devon Energy Corporation                     200,767
    3,026 EOG Resources, Inc.                          120,132
  176,617 Exxon Mobil Corporation                    7,227,168
    2,614 Kerr-McGee Corporation                       139,980
    8,075 Marathon Oil Corporation                     218,994


                       See Notes to Financial Statements.
                                        6

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                    (Continued)


SHARES                                                VALUE
COMMON STOCKS -- (CONTINUED)
       OIL & GAS - (CONTINUED)
    3,785 Nabors Industries, Ltd. +             $     133,610
    9,772 Occidental Petroleum
               Corporation                            293,062
    9,934 Phillips Petroleum Company                  584,914
   55,333 Royal Dutch Petroleum Company, NYR        3,058,255
    2,020 Sunoco, Inc.                                 71,973
    6,320 Unocal Corporation                          233,461
                                                -------------
                                                   16,189,223
                                                -------------

     PAPER & FOREST PRODUCTS -- 0.5%
    1,562 Boise Cascade Corporation                    53,936
    5,982 Georgia-Pacific Group                       147,037
   12,596 International Paper Company                 548,934
    2,752 Louisiana Land & Exploration Company         29,144
    5,171 MeadWestvaco Corporation                    173,539
    5,677 Weyerhaeuser Company                        362,476
                                                -------------
                                                    1,315,066
                                                -------------

     PERSONAL PRODUCTS -- 0.5%
    1,463 Alberto-Culver Company,
             Class B                                   69,932
    6,139 Avon Products, Inc.                         320,701
   27,502 Gillette Company                            931,493
                                                -------------
                                                    1,322,126
                                                -------------

     PHARMACEUTICALS -- 9.1%
   40,661 Abbott Laboratories                       1,530,887
    3,389 Allergan, Inc.                              226,216
   50,462 Bristol-Myers Squibb Company              1,296,873
    4,675 Forest Laboratories, Inc. +                 330,990
   78,439 Johnson & Johnson                         4,099,222
    6,499 King Pharmaceuticals, Inc. +                144,603
   29,229 Lilly (Eli) & Company                     1,648,515
   59,025 Merck & Company, Inc.                     2,989,026
  162,571 Pfizer, Inc.                              5,689,985
   33,693 Pharmacia Corporation                     1,261,803
   38,191 Schering-Plough Corporation                 939,498
    2,747 Watson Pharmaceuticals, Inc. +               69,417
   34,485 Wyeth                                     1,765,632
                                                -------------
                                                   21,992,667
                                                -------------

     REAL ESTATE -- 0.3%
   10,815 Equity Office Properties Trust              325,531
    7,157 Equity Residential Properties Trust         205,764
    4,766 Plum Creek Timber Company, Inc.             146,316
    4,600 Simon Property Group, Inc.                  169,464
                                                -------------
                                                      847,075
                                                -------------

     ROAD & RAIL -- 0.5%
    9,937 Burlington Northern Santa Fe                298,110
    5,492 CSX Corporation                             192,494
   10,102 Norfolk Southern Corporation                236,185
    6,510 Union Pacific Corporation                   411,953
                                                -------------
                                                    1,138,742
                                                -------------

     SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
    8,892 Advanced Micro Devices, Inc. +               86,430
   10,045 Altera Corporation +                        136,612
    9,533 Analog Devices, Inc. +                      283,130
   42,604 Applied Materials, Inc. +                   810,328
    7,789 Applied Micro Circuits Corporation +         36,842
    6,977 Broadcom Corporation,
               Class A +                              122,377
  174,091 Intel Corporation                         3,180,642
    4,886 KLA-Tencor Corporation +                    214,935
    8,246 Linear Technology Corporation               259,172
    9,628 LSI Logic Corporation +                      84,245
    8,442 Maxim Integrated Products,
               Inc. +                                 323,582
   15,704 Micron Technology, Inc. +                   317,535
    4,688 National Semiconductor Corporation +        136,749
    3,759 Novellus Systems, Inc. +                    127,806
    3,856 NVIDIA Corporation +                         66,246
    4,308 PMC-Sierra, Inc. +                           39,935
    2,379 QLogic Corporation +                         90,640
    4,801 Teradyne, Inc. +                            112,823
   45,194 Texas Instruments, Inc.                   1,071,098
    5,224 Vitesse Semiconductor Corporation +          16,247
    8,753 Xilinx, Inc. +                              196,330
                                                -------------
                                                    7,713,704
                                                -------------

     SOFTWARE -- 4.4%
    6,237 Adobe Systems, Inc.                         177,754
    2,940 Autodesk, Inc.                               38,955
    6,323 BMC Software, Inc. +                        104,962
    4,774 Citrix Systems, Inc. +                       28,835
   15,088 Computer Associates International, Inc.     239,748
    9,723 Compuware Corporation +                      59,019


                       See Notes to Financial Statements.
                                        7

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                    (Continued)


SHARES                                                    VALUE
COMMON STOCKS -- (CONTINUED)
        SOFTWARE -- (CONTINUED)
    5,495 Intuit, Inc. +                            $     273,211
    2,203 Mercury Interactive
               Corporation +                               50,581
  141,022 Microsoft Corporation +                       7,713,903
    9,398 Novell, Inc. +                                   30,168
  143,007 Oracle Corporation +                          1,354,276
    6,782 Parametric Technology Corporation +              23,262
    8,120 PeopleSoft, Inc. +                              120,826
    5,038 Rational Software Corporation +                  41,362
   12,281 Siebel Systems, Inc. +                          174,636
   10,697 VERITAS Software
               Corporation +                              211,694
                                                    -------------
                                                       10,643,192
                                                    -------------

     SPECIALTY RETAIL -- 2.4%
    2,746 AutoZone, Inc. +                                212,266
    7,610 Bed Bath & Beyond, Inc. +                       287,201
    8,395 Best Buy Company, Inc. +                        304,739
    5,504 Circuit City Stores -- Circuit City Group       103,200
   22,552 Gap, Inc.                                       320,238
   61,312 Home Depot, Inc.                              2,251,990
   13,461 Limited, Inc.                                   286,719
   20,190 Lowes Companies, Inc.                           916,626
    7,981 Office Depot, Inc. +                            134,081
    4,504 RadioShack Corporation                          135,390
    3,933 Sherwin-Williams Company                        117,715
   12,143 Staples, Inc. +                                 239,217
    3,756 Tiffany & Company                               132,211
   14,104 TJX Companies, Inc.                             276,579
    5,493 Toys R Us, Inc. +                                95,963
                                                    -------------
                                                        5,814,135
                                                    -------------

     TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
    3,402 Jones Apparel Group, Inc. +                     127,575
    2,750 Liz Claiborne, Inc.                              87,450
    6,963 NIKE, Inc., Class B                             373,565
    1,560 Reebok International Ltd. +                      46,020
    2,836 V.F. Corporation                                111,200
                                                    -------------
                                                          745,810
                                                    -------------

     TOBACCO -- 1.1%
   55,751 Philip Morris Companies, Inc.                 2,435,204
    4,420 UST, Inc.                                       150,280
                                                    -------------
                                                        2,585,484
                                                    -------------

     TRADING COMPANIES & DISTRIBUTORS -- 0.1%
    4,587 Genuine Parts Company                           159,949
    2,478 Grainger (W.W.), Inc.                           124,148
                                                    -------------
                                                          284,097
                                                    -------------

     WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
   70,496 AT&T Wireless Services, Inc.                    412,402
   21,263 Nextel Communications, Inc. +                    68,254
   25,891 Sprint PCS +                                    115,733
                                                    -------------
                                                          596,389
                                                    -------------

TOTAL COMMON STOCKS
   (Cost  $272,373,075)                               236,686,066
                                                    -------------

PRINCIPAL
AMOUNT
U.S. TREASURY BILL -- 0.3%
(Cost  $697,911)
 $700,000 1.805% due 8/29/2002 **, ++                     697,911
                                                    -------------

REPURCHASE AGREEMENT -- 15.4%
(Cost  $37,319,000)
37,319,000   Agreement with State Street
             Bank and Trust Company,
             1.850% dated 06/28/2002, to
             be repurchased at $37,324,753
             on 07/01/2002, collateralized
             by $38,220,000 U.S. Treasury
             Bill, 1.618% maturing
             09/26/2002 (value
             $38,067,120)                              37,319,000
                                                    -------------

TOTAL INVESTMENTS
   (Cost  $310,389,986*)                   113.1%     274,702,977
OTHER ASSETS AND
LIABILITIES (NET)                          (13.1)     (31,863,429)
                                         -------    -------------

NET ASSETS                                 100.0%   $ 242,839,548
                                         =======    =============

---------------
   * Aggregate cost for Federal tax purposes is $312,219,662.
  ** Securities pledged as collateral for futures contracts.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.


ABBREVIATIONS:
GDR -- Global Depositary Receipts
NYR -- New York Registered Shares


                       See Notes to Financial Statements.
                                        8

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)


SHARES                                                         VALUE
COMMON STOCKS -- 97.0%
     AEROSPACE & DEFENSE -- 0.9%
    6,100 L-3 Communications Holding, Inc. +            $     329,400
    3,400 Precision Castparts Corporation                     112,200
      700 Sequa Corporation +                                  45,773
                                                        -------------
                                                              487,373
                                                        -------------

     AIRLINES -- 0.1%
    1,700 Alaska Air Group, Inc. +                             44,370
                                                        -------------
     AIR FREIGHT & LOGISTICS -- 1.3%
    3,200 Airborne, Inc.                                       61,440
    2,500 Atlas Air, Inc. +                                     9,250
    5,500 C.H. Robinson Worldwide, Inc.                       184,415
    3,100 CNF Transportation, Inc.                            117,738
    3,100 EGL, Inc. +                                          52,576
    6,800 Expeditors International of Washington, Inc.        225,488
    2,400 Hunt (J.B.) Transport Services, Inc. +               70,848
                                                        -------------
                                                              721,755
                                                        -------------

     AUTO COMPONENTS -- 1.4%
    4,425 ArvinMeritor, Inc.                                  106,200
    1,400 Bandag, Inc.                                         39,648
    1,700 Borg Warner, Inc.                                    98,192
    3,000 Federal Signal Corporation                           72,000
    4,900 Gentex Corporation +                                134,603
    4,300 Lear Corporation +                                  198,875
    2,200 Modine Manufacturing Company                         54,076
    1,700 Superior Industries International, Inc.              78,625
                                                        -------------
                                                              782,219
                                                        -------------

     BANKS -- 10.7%
    4,959 Associated Banc Corporation                         187,004
    5,900 Astoria Financial Corporation                       189,095
    4,800 Bank Hawaii Corporation                             134,400
    9,650 Banknorth Group, Inc.                               251,093
    3,300 City National Corporation                           177,375
    4,400 Commerce Bancorp, Inc.                              194,480
    8,400 Compass Bancshares, Inc.                            282,240
    3,100 First Virginia Banks, Inc.                          166,222
    5,600 FirstMerit Corporation                              154,448
    8,900 Golden State Bancorp, Inc.                          322,625
    3,300 Greater Bay Bancorp                                 101,508
    6,600 GreenPoint Financial Corporation                    324,060
   10,500 Hibernia Corporation                                207,795
    3,800 Independence Community Bank Corporation             111,226
    4,000 IndyMac Bancorp, Inc. +                              90,720
    4,200 Investors Financial Services Corporation            140,868
    6,100 M&T Bank Corporation                                523,136
    4,600 Mercantile Bankshares Corporation                   188,738
   13,480 National Commerce Financial Corporation             354,524
    7,000 New York Community
               Bancorp, Inc.                                  186,760
   10,750 North Fork Bancorporation, Inc.                     427,957
    3,200 Provident Financial Group, Inc.                      92,832
    5,500 Roslyn Bancorp, Inc.                                120,065
    3,000 Silicon Valley Bancshares +                          79,080
   17,100 Sovereign Bancorp, Inc.                             255,645
    5,000 TCF Financial Corporation                           245,500
    7,900 The Colonial BancGroup, Inc.                        118,500
    3,200 Webster Financial Corporation                       122,368
    2,200 Westamerica Bancorp                                  86,196
    4,300 Wilmington Trust Corporation                        131,150
                                                        -------------
                                                            5,967,610
                                                        -------------

     BEVERAGES -- 0.6%
    5,800 Constellation Brands, Inc.,
               Class A                                        185,600
   10,150 PepsiAmericas, Inc.                                 151,641
                                                        -------------
                                                              337,241
                                                        -------------

     BIOTECHNOLOGY -- 2.1%
   12,800 Gilead Sciences, Inc. +                             420,864
   10,000 IDEC Pharmaceuticals Corporation +                  354,500
    4,400 Incyte Genomics, Inc. +                              31,988
   18,452 Millennium Pharmaceuticals,
               Inc. +                                         224,192
    5,800 Protein Design Labs, Inc. +                          62,988
    5,000 Vertex Pharmaceuticals, Inc. +                       81,400
                                                        -------------
                                                            1,175,932
                                                        -------------

     BUILDING PRODUCTS -- 0.2%
    2,600 York International Corporation                       87,854
                                                        -------------

     CHEMICALS -- 2.7%
    4,600 Airgas, Inc. +                                       79,580
    2,700 Albemarle Corporation                                83,025
    4,100 Cabot Corporation                                   117,465

                       See Notes to Financial Statements.
                                        9

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                             (Continued)

SHARES                                            VALUE
COMMON STOCKS -- (CONTINUED)
        CHEMICALS -- (CONTINUED)
    7,454 Crompton Corporation              $      95,038
    2,600 Cytec Industries, Inc. +                 81,744
    2,600 Ferro Corporation                        78,390
    2,300 FMC Corporation +                        69,391
    1,900 Fuller (H.B.) Company                    55,651
    7,500 IMC Global, Inc.                         93,750
    3,400 Lubrizol Corporation                    113,900
    8,200 Lyondell Petrochemical
               Company                            123,820
    1,300 Minerals Technologies, Inc.              64,116
    3,050 Olin Corporation                         67,558
    7,500 R.P.M., Inc.                            114,375
    1,900 Schulman (A.), Inc.                      40,753
    6,900 Solutia, Inc.                            48,438
    3,300 Valspar Corporation                     148,962
                                            -------------
                                                1,475,956
                                            -------------

     COMMERCIAL SERVICES & SUPPLIES -- 5.7%
    1,600 Banta Corporation                        57,440
    9,700 Ceridian Corporation +                  184,106
    4,600 Certegy, Inc. +                         170,706
    5,100 CheckFree Corporation +                  79,764
    5,600 ChoicePoint, Inc. +                     254,632
    3,500 CSG Systems International,
               Inc. +                              66,990
    4,600 DeVry, Inc. +                           105,064
    7,800 DST Systems, Inc. +                     356,538
    4,900 Dun & Bradstreet Corporation +          161,945
    2,300 Education Management Corporation +       93,679
    3,900 Hon Industries, Inc.                    106,158
    2,400 Kelly Services, Inc.                     64,824
    2,500 Korn/Ferry International +               22,750
    4,900 Manpower, Inc.                          180,075
    5,000 Miller Herman, Inc.                     101,500
    6,500 MPS Group, Inc.                          55,250
    1,700 NCO Group, Inc. +                        37,553
    3,596 Pittston Brinks Group                    86,304
   10,900 Republic Services, Inc. +               207,863
    2,000 Rollins, Inc.                            40,680
    4,000 Sothebys Holdings, Inc. +                57,000
    2,600 Sylvan Learning Systems, Inc. +          51,844
    7,800 The BISYS Group, Inc. +                 259,740
    3,500 Valassis Communications, Inc. +         127,750
    5,800 Viad Corporation                        150,800
    2,700 Wallace Computer Series, Inc.            58,050
                                            -------------
                                                3,139,005
                                            -------------

     COMMUNICATIONS EQUIPMENT -- 1.0%
   23,400 3Com Corporation                        102,960
    2,500 ADTRAN, Inc. +                           47,497
    5,400 Advanced Fibre Communications,
            Inc. +                                 89,316
    2,927 Avocent Corporation +                    46,598
    4,000 CommScope, Inc. +                        50,000
    7,400 McDATA Corporation, Class A +            65,194
    3,000 Plantronics, Inc. +                      57,030
    6,600 Polycom, Inc. +                          79,134
    4,300 Powerwave Technologies, Inc. +           39,388
                                            -------------
                                                  577,117
                                            -------------

     COMPUTERS & PERIPHERALS -- 0.4%
    2,600 InFocus Corporation +                    30,628
   10,200 Quantum Corporation -- DLT &
            Storage Systems +                      42,840
    4,500 SanDisk Corporation +                    55,800
    6,900 Storage Technology
               Corporation +                      110,193
                                            -------------
                                                  239,461
                                            -------------

     CONSTRUCTION MATERIALS -- 0.2%
    3,200 Martin Marietta Materials, Inc.         124,800
                                            -------------

     CONSTRUCTION & ENGINEERING -- 0.5%
    3,150 Dycom Industries, Inc. +                 36,824
    2,750 Granite Construction, Inc.               69,575
    3,600 Jacobs Engineering Group, Inc. +        125,208
    4,500 Quanta Services, Inc. +                  44,415
                                            -------------
                                                  276,022
                                            -------------

     CONTAINERS & PACKAGING -- 0.6%
    3,300 Longview Fibre Company                   31,086
    6,900 Packaging Corporation of America +      137,241
    6,300 Sonoco Products Company                 178,416
                                            -------------
                                                  346,743
                                            -------------

     DIVERSIFIED FINANCIALS -- 3.0%
    5,600 AmeriCredit Corporation +               157,080
   23,250 E*TRADE Group, Inc. +                   126,945
    4,600 Eaton Vance Corporation                 143,520
    5,300 Edwards (A.G.), Inc.                    206,011
    3,200 Investment Technology Group,
            Inc. +                                104,640
    3,900 LaBranche & Company, Inc. +              89,310

                       See Notes to Financial Statements.
                                       10

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                             (Continued)

SHARES                                                VALUE
COMMON STOCKS -- (CONTINUED)
       DIVERSIFIED FINANCIALS -- (CONTINUED)
    4,200 Legg Mason, Inc.                        $   207,228
    3,600 Leucadia National Corporation               113,976
    4,100 Metris Companies, Inc.                       34,071
    4,600 Neuberger Berman, Inc.                      168,360
    7,200 SEI Investments Company                     202,824
    5,300 Waddell & Reed Financial, Inc., Class A     121,476
                                                  -----------
                                                    1,675,441
                                                  -----------

     DIVERSIFIED TELECOMMUNICATION
          SERVICES -- 0.1%
   14,300 Broadwing, Inc. +                            37,180
                                                  -----------

     ELECTRIC UTILITIES -- 3.9%
    5,600 ALLETE                                      151,760
    5,900 Alliant Energy Corporation                  151,630
    1,800 Black Hills Corporation                      62,298
    2,900 Cleco Corporation                            63,510
    5,775 Conectiv                                    149,053
    8,300 DPL, Inc.                                   219,535
    4,700 DQE, Inc.                                    65,800
    4,100 Great Plains Energy, Inc.                    83,435
    2,400 Hawaiian Electric Industries, Inc.          102,120
    2,500 Idacorp, Inc.                                69,250
    9,000 Northeast Utilities                         169,290
    3,500 NSTAR                                       156,730
    5,100 OGE Energy Corporation                      116,586
    2,600 PNM Resources, Inc.                          62,920
    7,000 Potomac Electric Power
               Company                                150,360
    5,700 Puget Energy, Inc.                          117,705
    7,600 Wisconsin Energy Corporation                192,052
    2,100 WPS Resources Corporation                    85,743
                                                  -----------
                                                    2,169,777
                                                  -----------

     ELECTRICAL EQUIPMENT -- 1.1%
    2,200 AMETEK, Inc.                                 81,950
    6,000 Energizer Holdings, Inc. +                  164,520
    4,300 Harris Corporation                          155,832
    3,900 Hubbell, Inc.                               133,185
    1,200 Tecumseh Products Company, Class A           63,696
                                                  -----------
                                                      599,183
                                                  -----------

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
    6,600 Arrow Electronics, Inc. +                   136,950
    7,874 Avnet, Inc.                                 173,149
    4,700 Diebold, Inc.                               175,028
    5,600 KEMET Corporation +                         100,016
    2,500 Newport Corporation                          39,150
    2,700 Plexus Corporation +                         48,870
    3,700 Tech Data Corporation +                     140,045
   10,427 Vishay Intertechnology, Inc. +              229,394
                                                  -----------
                                                    1,042,602
                                                  -----------

     ENERGY EQUIPMENT & SERVICES -- 3.6%
    3,500 Cooper Cameron Corporation +                169,470
    8,900 ENSCO International, Inc.                   242,614
    4,291 FMC Technologies, Inc. +                     89,081
    7,275 Grant Pride, Inc. +                          98,940
    4,300 Hanover Compressor Company +                 58,050
    3,300 Helmerich & Payne, Inc.                     117,876
    5,300 National-Oilwell, Inc. +                    111,565
    5,200 Patterson-UTI Energy, Inc. +                146,796
    8,700 Pride International, Inc. +                 136,242
    3,300 Smith International, Inc. +                 225,027
    4,000 Tidewater, Inc.                             131,680
    6,340 Varco International, Inc. +                 111,204
    7,875 Weatherford Internatioan, Ltd.              340,200
                                                  -----------
                                                    1,978,745
                                                  -----------

     FOOD & DRUG RETAILING -- 0.5%
    2,500 Long's Drug Stores Company                   70,725
    3,000 Ruddick Corporation                          50,880
    3,700 Whole Foods Market, Inc. +                  178,414
                                                  -----------
                                                      300,019
                                                  -----------

     FOOD PRODUCTS -- 3.3%
    5,928 Dean Foods Company +                        221,114
    3,700 Dole Food, Inc.                             106,745
    2,300 Dreyers Grand Ice Cream, Inc.               157,780
    9,100 Hormel Foods Corporation                    217,854
    2,850 Interstate Bakeries Corporation              82,308
    9,100 Mccormick & Company, Inc.                   234,325
    3,100 Sensient Technologies Corporation            70,556
    7,300 Smithfield Foods, Inc. +                    135,415
    3,240 The J.M. Smucker Company                    110,581
    3,377 Tootsie Roll Industries, Inc.               130,217
   23,150 Tyson Foods, Inc.                           359,057
                                                  -----------
                                                    1,825,952
                                                  -----------

     GAS UTILITIES -- 0.7%
    3,700 AGL Resources, Inc.                          85,840
    5,200 National Fuel Gas Company                   117,052


                       See Notes to Financial Statements.
                                       11

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                             (Continued)

SHARES                                                           VALUE

COMMON STOCKS -- (CONTINUED)
     GAS UTILITIES -- (CONTINUED)
    4,000 ONEOK, Inc.                                        $      87,800
    3,200 WGL Holdings, Inc.                                        82,880
                                                             -------------
                                                                   373,572
                                                             -------------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
    7,000 Apogent Technologies, Inc. +                             143,990
    4,000 Beckman Coulter, Inc.                                    199,600
    8,000 Cytyc Corporation +                                       60,960
    5,100 Dentsply International, Inc.                             188,241
    3,900 Edwards Lifesciences
             Corporation +                                          90,480
    4,100 Hillenbrand Industries, Inc.                             230,215
    4,500 STERIS Corporation +                                      85,995
    4,500 Varian Medical Systems, Inc.                             182,475
    3,500 VISX, Inc. +                                              38,150
                                                             -------------
                                                                 1,220,106
                                                             -------------

     HEALTH CARE PROVIDERS & SERVICES -- 6.0%
    6,100 AdvancePCS                                               146,034
    3,600 Apria Healthcare Group, Inc. +                            80,640
    4,100 Covance, Inc. +                                           76,875
    5,200 Express Scripts, Inc., Class A +                         260,572
    6,600 First Health Group Corporation +                         185,064
    8,200 Health Net, Inc. +                                       219,514
    2,800 Henry Schein, Inc. +                                     124,600
    2,600 LifePoint Hospitals, Inc. +                               94,406
    7,000 Lincare Holdings, Inc. +                                 226,100
    6,200 Omnicare, Inc.                                           162,812
    5,800 Oxford Health Plans, Inc. +                              269,468
    2,300 PacifiCare Health Systems, Inc. +                         62,560
    4,400 Patterson Dental Company +                               221,452
    6,400 Quest Diagnostics, Inc. +                                550,720
    4,769 Triad Hospitals, Inc. +                                  202,110
    2,400 Trigon Healthcare, Inc. +                                241,392
    3,900 Universal Health Services, Inc., Class B +               191,100
                                                             -------------
                                                                 3,315,419
                                                             -------------

     HOTELS, RESTAURANTS & LEISURE -- 2.7%
    2,300 Bob Evans Farms, Inc.                                     72,404
    6,450 Brinker International, Inc. +                            204,787
    3,600 CBRL Group, Inc.                                         109,548
    3,300 Cheesecake Factory, Inc. +                               117,084
    6,100 Extended Stay America, Inc. +                             98,942
    3,800 Gtech Holdings Corporation +                              97,052
    3,500 International Speedway Corporation, Class A              140,350
    4,500 Mandalay Resort Group +                                  124,065
    5,050 Outback Steakhouse, Inc. +                               177,255
    1,340 Papa John's International, Inc. +                         44,743
   19,800 Park Place Entertainment Corporation +                   202,950
    6,100 Six Flags, Inc. +                                         88,145
                                                             -------------
                                                                 1,477,325
                                                             -------------

     HOUSEHOLD DURABLES -- 2.2%
    3,000 Blyth, Inc.                                               93,660
    8,999 Clayton Homes, Inc.                                      142,184
    9,550 D.R. Horton, Inc.                                        248,587
    3,650 Furniture Brands International, Inc. +                   110,413
    2,400 Lancaster Colony Corporation                              85,584
    4,200 Lennar Corporation                                       257,040
    4,450 Mohawk Industries, Inc. +                                273,808
                                                             -------------
                                                                 1,211,276
                                                             -------------

     HOUSEHOLD PRODUCTS -- 0.6%
    2,600 Church & Dwight, Inc.                                     81,458
    6,200 Dial Corporation                                         124,124
    5,228 Pennzoil-Quaker State Company                            112,559
                                                             -------------
                                                                   318,141
                                                             -------------

     INDUSTRIAL CONGLOMERATES -- 0.4%
    2,000 Carlisle Companies, Inc.                                  89,960
    2,600 Teleflex, Inc.                                           148,590
                                                             -------------
                                                                   238,550
                                                             -------------

     INSURANCE -- 4.5%
    3,500 Allmerica Financial Corporation                          161,700
    4,500 American Financial Group, Inc.                           107,550
    2,600 AmerUs Group Company                                      96,460
    5,600 Arthur J. Gallagher & Company                            194,040
    3,400 Everest Re Group, Ltd.                                   190,230
    6,240 Fidelity National Financial, Inc.                        197,184
    4,100 HCC Insurance Holdings, Inc.                             108,035
    2,700 Horace Mann Educators
             Corporation                                            50,409
    4,000 Ohio Casualty Corporation                                 83,600
    7,850 Old Republic International
             Corporation                                           247,275
    5,900 PMI Group, Inc.                                          225,380
    4,500 Protective Life Corporation                              148,950


                       See Notes to Financial Statements.
                                       12

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)


SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
     INSURANCE -- (CONTINUED)
    6,200 Radian Group, Inc.                                 $     302,870
    1,900 StanCorp Financial Group, Inc.                           105,450
    3,200 The MONY Group, Inc.                                     108,832
    4,400 Unitrin, Inc.                                            157,388
                                                             -------------
                                                                 2,485,353
                                                             -------------

     INTERNET SOFTWARE & SERVICES -- 0.2%
    3,200 Internet Security Systems, Inc. +                         41,984
    3,400 Retek, Inc. +                                             82,620
                                                             -------------
                                                                   124,604
                                                             -------------

     IT CONSULTING & SERVICES -- 2.2%
    5,800 Acxiom Corporation +                                     101,442
    8,650 Affiliated Computer Services, Inc.,
             Class A +                                             410,702
    5,500 Gartner Group, Inc., Class B +                            51,700
    5,000 Keane, Inc. +                                             62,000
   18,500 Sun Guard Data Systems +                                 489,880
    2,600 Sykes Enterprises, Inc. +                                 20,956
    5,071 Titan Corporation +                                       92,749
                                                             -------------
                                                                 1,229,429
                                                             -------------

     LEISURE EQUIPMENT & PRODUCTS -- 0.1%
    5,100 Callaway Golf Company                                     80,784
                                                             -------------

     MACHINERY -- 2.2%
    4,900 Agco Corporation                                          95,550
    2,114 Albany International Corporation                          56,888
    2,900 Donaldson Company, Inc.                                  101,616
    3,650 Flowserve Corporation +                                  108,770
    2,600 Harsco Corporation                                        97,500
    2,000 Kaydon Corporation                                        47,220
    2,250 Kennametal, Inc.                                          82,350
    2,200 Nordson Corporation                                       54,252
    3,200 Pentair, Inc.                                            153,856
    2,680 SPX Corporation +                                        314,900
    1,900 Stewart & Stevenson
             Services, Inc.                                         33,706
    3,000 Trinity Industries, Inc.                                  62,160
                                                             -------------
                                                                 1,208,768
                                                             -------------

     MARINE -- 0.2%
    2,700 Alexander & Baldwin, Inc.                                 68,931
    2,300 Overseas Shipholding Group,
             Inc.                                                   48,484
                                                             -------------
                                                                   117,415
                                                             -------------

     MEDIA -- 3.3%
    7,300 Belo (A.H.) Corporation                                  165,053
    3,600 Catalina Marketing Corporation +                         101,592
    3,450 Emmis Communications Corporation, Class A +               73,105
    3,200 Entercom Communications Corporation +                    146,880
    6,200 Harte Hanks, Inc.                                        127,410
    7,100 Hispanic Broadcasting Corporation +                      185,310
    2,900 Lee Enterprises, Inc.                                    101,500
    3,300 Macrovision Corporation +                                 43,263
    1,500 Media General, Inc.                                       90,000
    6,500 Readers Digest Association, Inc.,
             Class A (non-voting)                                  121,745
    2,560 Scholastic Corporation +                                  97,024
      617 Washington Post Company                                  336,265
    7,000 Westwood One, Inc. +                                     233,940
                                                             -------------
                                                                 1,823,087
                                                             -------------

     METALS & MINING -- 0.5%
    7,100 AK Steel Holding Corporation                              90,951
    3,400 Arch Coal, Inc.                                           77,214
    1,500 Carpenter Technology
            Corporation                                             43,215
    3,675 GrafTech International Ltd.                               45,203
                                                             -------------
                                                                   256,583
                                                             -------------

     MULTILINE RETAIL -- 1.5%
    4,533 99 Cents Only Stores                                     116,271
    4,700 BJs Wholesale Club, Inc. +                               180,950
    7,399 Dollar Tree Stores, Inc. +                               291,595
    3,100 Neiman Marcus Group, Inc.,
             Class A +                                             107,570
    9,292 Saks, Inc. +                                             119,309
                                                             -------------
                                                                   815,695
                                                             -------------

     MULTI-UTILITIES & UNREGULATED POWER -- 1.8%
   11,800 Aquila, Inc.                                              94,400
    9,450 Energy East Corporation                                  213,570
    4,600 MDU Resources Group, Inc.                                120,934
    5,400 Questar Corporation                                      133,380
    6,900 SCANA Corporation                                        213,003
    6,736 Sierra Pacific Resources                                  52,541
    4,466 Vectren Corporation                                      112,096
    4,700 Westar Energy, Inc.                                       72,145
                                                             -------------
                                                                 1,012,069
                                                             -------------


                       See Notes to Financial Statements.
                                       13

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)

SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
     OIL & GAS -- 2.5%
    4,100 Equitable Resources, Inc.                          $     140,630
    3,100 Forest Oil Corporation                                    88,133
    3,000 Murphy Oil Corporation                                   247,500
    3,700 Noble Energy, Inc.                                       133,385
   11,488 Ocean Energy, Inc.                                       248,945
    7,550 Pioneer Natural Resources
             Company +                                             196,677
    6,916 Valero Energy Corporation                                258,797
    2,200 Western Gas Resources, Inc.                               82,280
                                                             -------------
                                                                 1,396,347
                                                             -------------

     PAPER & FOREST PRODUCTS -- 0.8%
    3,600 Bowater, Inc.                                            195,732
    2,800 Glatfelter (P.H.) Company                                 52,640
    1,900 Potlatch Corporation                                      64,638
    1,800 Rayonier, Inc.                                            88,434
    3,400 Wausau Mosinee Paper
             Corporation                                            40,970
                                                             -------------
                                                                   442,414
                                                             -------------

     PHARMACEUTICALS -- 1.5%
    2,900 Barr Laboratories, Inc. +                                184,237
    5,500 ICN Pharmaceuticals, Inc.                                133,155
   12,800 Ivax Corporation +                                       138,240
    8,200 Mylan Labs, Inc.                                         257,070
    4,700 Perrigo Company +                                         61,100
    5,450 Sepracor, Inc. +                                          52,047
                                                             -------------
                                                                   825,849
                                                             -------------

     REAL ESTATE -- 0.5%
    4,100 Hospitality Properties Trust                             149,650
    6,200 New Plan Excel Realty Trust                              129,146
                                                             -------------
                                                                   278,796
                                                             -------------

     ROAD & RAIL -- 0.4%
    3,200 GATX Corporation                                          96,320
    5,650 Swift Transportation Co., Inc. +                         131,645
                                                             -------------
                                                                   227,965
                                                             -------------

     SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.0%
   30,600 Atmel Corporation +                                      191,556
    1,580 Cabot Microelectronics
             Corporation +                                          68,193
    5,400 Cirrus Logic, Inc. +                                      39,798
    3,950 Credence Systems Corporation +                            70,192
    4,800 Cree, Inc. +                                              63,504
    8,000 Cypress Semiconductor Corporation +                      121,440
    7,460 Fairchild Semiconductor Corporation, Class A +           181,278
    2,100 FEI Company +                                             51,471
    6,800 Integrated Device Technology, Inc. +                     123,352
    4,200 International Rectifier Corporation +                    122,430
    8,900 Intersil Corporation                                     190,282
    8,300 Lam Research Corporation +                               149,234
    7,200 Lattice Semiconductor Corporation +                       62,568
    3,200 LTX Corporation +                                         45,696
    6,125 Micrel, Inc. +                                            88,077
   13,086 Microchip Technology, Inc. +                             358,949
    2,600 MIPS Technologies, Inc.,
             Class B +                                              14,482
   11,000 RF Micro Devices, Inc. +                                  83,820
    4,800 Semtech Corporation +                                    128,160
    8,575 TriQuint Semiconductor, Inc. +                            54,966
                                                             -------------
                                                                 2,209,448
                                                             -------------


     SOFTWARE -- 4.6%
    4,050 Activision, Inc.                                         117,693
    2,300 Advent Software, Inc. +                                   59,110
   16,700 Ascential Software
             Corporation +                                          46,593
   17,400 Cadence Design Systems, Inc. +                           280,488
    9,000 Electronic Arts +                                        594,450
    2,300 Imation Corporation +                                     68,448
    5,900 Jack Henry & Associates, Inc.                             98,471
    7,500 Legato Systems, Inc. +                                    27,000
    3,900 Macromedia, Inc. +                                        34,593
    4,300 Mentor Graphics Corporation +                             61,146
    3,400 National Instruments
             Corporation +                                         110,704
    9,650 Networks Assocs, Inc. +                                  185,955
    4,600 Reynolds & Reynolds Company                              128,570
    3,700 RSA Security, Inc. +                                      17,797
    6,500 Sybase, Inc. +                                            68,575
    9,300 Symantec Corporation +                                   305,505
    5,100 Synopsys, Inc. +                                         279,531
    2,300 Transaction Systems Architects, Inc.,
             Class A +                                              27,048
    5,150 Wind River Systems, Inc. +                                25,802
                                                             -------------
                                                                 2,537,479
                                                             -------------


                       See Notes to Financial Statements.
                                       14

               Munder Institutional S&P MidCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)

SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
     SPECIALTY RETAIL -- 3.1%
    6,500 Abercrombie & Fitch Company +                      $     156,780
    4,700 American Eagle Outfitters, Inc. +                         99,358
    4,400 Barnes & Noble, Inc. +                                   116,292
    5,300 Borders Group, Inc. +                                     97,520
    5,600 CDW Computer Centers, Inc. +                             262,136
    3,200 Claire S Stores, Inc.                                     73,280
    6,000 Copart, Inc.                                              97,380
    4,300 Michaels Stores, Inc. +                                  167,700
    1,500 Payless Shoesource, Inc. +                                86,475
    5,200 Ross Stores, Inc.                                        211,900
    5,000 United Rentals, Inc. +                                   109,000
    7,500 Williams-Sonoma, Inc. +                                  229,950
                                                             -------------
                                                                 1,707,771
                                                             -------------

     TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
    2,900 Coach, Inc. +                                            159,210
    2,500 The Timberland Company,
             Class A +                                              89,550
    3,500 Unifi, Inc. +                                             38,150
                                                             -------------
                                                                   286,910
                                                             -------------

     TOBACCO -- 0.7%
    6,000 R.J. Reynolds Tobacco
             Holdings, Inc.                                        322,500
    1,700 Universal Corporation                                     62,390
                                                             -------------
                                                                   384,890
                                                             -------------

     TRADING COMPANIES & DISTRIBUTORS -- 0.3%
    5,000 Fastenal Company                                         192,550
                                                             -------------

     UTILITIES -- WATER -- 0.5%
    6,600 American Water Works, Inc.                               285,186
                                                             -------------

     WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
    3,600 Price Communications
             Corporation +                                          57,600
    3,800 Telephone & Data Systems, Inc.                           230,090
                                                             -------------
                                                                   287,690
                                                             -------------

TOTAL COMMON STOCKS
   (Cost  $54,309,565)                                          53,783,828
                                                             -------------

PRINCIPAL                                                         VALUE
U.S. TREASURY BILL -- 0.4%
(Cost  $199,409)
 $200,000 1.805% due 8/29/2002 **, ++                        $     199,409

REPURCHASE AGREEMENT -- 17.3%
(Cost  $9,610,000)
9,610,000 Agreement with State Street Bank and
              Trust Company, 1.550% dated 06/28/2002,
              to be repurchased at $9,611,482 on
              07/01/2002, collateralized by $9,875,000
              U.S. Treasury Bill, 1.726% maturing
              11/21/2002 (value $9,805,875)                      9,610,000
                                                             -------------

OTHER INVESTMENTS***
   (Cost $10,938,347)                                19.7%      10,938,347
                                                             -------------

TOTAL INVESTMENTS
   (Cost  $75,057,321*)                             134.4%      74,531,584
OTHER ASSETS AND
LIABILITIES (NET)                                   (34.4)     (19,062,551)
                                                    -----    -------------

NET ASSETS                                          100.0%   $  55,469,033
                                                    =====    =============


---------------

  * Aggregate cost for Federal tax purposes is $75,312,872.
 ** Securities pledged as collateral for futures contracts.
*** As of June 30, 2002 the market value of the securities on loan is $10,661,465. Collateral received for securities loaned of $10,938,347 is invested in State Street Navigator Securities Lending Trust-Prime Portfolio.
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase.


                       See Notes to Financial Statements.
                                       15

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)


SHARES                                                            VALUE
COMMON STOCKS -- 99.5%
     AEROSPACE AND DEFENSE -- 2.3%
    7,010 AAR Corporation                                    $      71,502
   13,250 Aeroflex, Inc. +                                          92,087
    8,167 Alliant Techsystems, Inc. +                              521,055
    6,950 Armor Holdings, Inc. +                                   177,225
    7,590 BE Aerospace, Inc. +                                     100,036
    2,300 Curtiss-Wright Co.                                       184,000
    3,700 DRS Technologies, Inc. +                                 158,175
    4,400 EDO Corporation                                          125,400
    9,490 Gencorp, Inc.                                            135,707
    5,060 Kaman Corporation                                         84,806
    4,800 Mercury Computer Systems,
             Inc. +                                                 99,360
    3,600 Triumph Group, Inc. +                                    160,560
                                                             -------------
                                                                 1,909,913
                                                             -------------

     AIRLINES -- 0.8%
    9,920 Atlantic Coast Airlines Holdings,
             Inc. +                                                215,264
    6,600 Frontier Airlines, Inc. +                                 53,658
    7,260 Mesa Air Group, Inc. +                                    66,792
    3,090 Midwest Express Holdings,
             Inc. +                                                 40,788
   12,600 SkyWest, Inc.                                            294,714
                                                             -------------
                                                                   671,216
                                                             -------------

     AIR FREIGHT & LOGISTICS -- 0.2%
    4,900 Forward Air Corporation +                                160,622
                                                             -------------

     AUTOMOBILES -- 0.7%
    3,580 Coachmen Industries, Inc.                                 51,910
    6,290 Monaco Coach Corporation +                               133,977
    3,220 Thor Industries, Inc.                                    229,457
    4,240 Winnebago Industries, Inc.                               186,560
                                                             -------------
                                                                   601,904
                                                             -------------

     AUTO COMPONENTS -- 0.4%
    5,820 Intermet Corporation                                      62,507
    3,400 Midas, Inc.                                               42,160
    2,850 Standard Motor Products, Inc.                             48,308
   14,470 Tower Automotive, Inc. +                                 201,856
                                                             -------------
                                                                   354,831
                                                             -------------

     BANKS -- 7.3%
    5,100 American Financial
             Holdings, Inc.                                        152,592
    5,620 Anchor Bancorp Wisconsin, Inc.                           135,498
    5,000 Boston Private Financial
             Holdings, Inc.                                        123,700
    7,212 Chittenden Corporation                                   209,004
    9,940 Commercial Federal Corporation                           288,260
    8,740 Community First
             Bankshares, Inc.                                      228,027
   11,250 Cullen Frost Bankers, Inc.                               404,437
    5,850 Dime Community Bancshares                                132,737
    6,230 Downey Financial Corporation                             294,679
    5,300 East West Bancorp, Inc.                                  182,956
    5,970 First BanCorp                                            225,069
   10,637 First Midwest Bancorp, Inc.                              295,496
    3,100 First Republic Bank +                                     85,250
    3,900 FirstFed Financial Corporation +                         113,100
    2,600 GBC Bancorp                                               75,270
    9,978 Hudson United Bancorp                                    284,972
    5,070 MAF Bancorp, Inc.                                        190,632
    5,579 Provident Bankshares
             Corporation                                           132,167
    6,240 Riggs National Corporation                                93,038
    5,300 Seacoast Financial Services
             Corporation                                           132,871
    8,830 South Financial Group, Inc.                              197,871
    7,300 Southwest Bancorporation of
             Texas, Inc. +                                         264,406
   13,600 Staten Island Bancorp, Inc.                              261,120
    9,625 Sterling Bancshares, Inc.                                142,161
    8,690 Susquehanna Bancshares, Inc.                             197,350
   15,941 TrustCo Bank Corporation NY                              209,943
    4,400 UCBH Holdings, Inc.                                      167,244
    9,440 United Bankshares, Inc.                                  277,347
   13,960 Washington Federal, Inc.                                 352,630
    8,745 Whitney Holding Corporation                              268,821
                                                             -------------
                                                                 6,118,648
                                                             -------------

     BEVERAGES -- 0.1%
    1,960 Coca-Cola Bottling Company                                84,280
                                                             -------------

     BIOTECHNOLOGY -- 1.6%
    4,600 ArQule, Inc. +                                            31,050
   12,820 Bio Technology General
             Corporation +                                          77,048
   12,090 Cephalon, Inc. +                                         546,468
    6,220 Enzo Biochem, Inc.                                        89,133
    7,590 Idexx Laboratories, Inc.                                 195,746
    9,660 Regeneron Pharmaceuticals,
             Inc. +                                                140,166
    9,200 Techne Corporation +                                     259,624
                                                             -------------
                                                                 1,339,235
                                                             -------------


                       See Notes to Financial Statements.
                                       16

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)

SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
     BUILDING PRODUCTS -- 1.1%
    6,220 Apogee Enterprises, Inc.                           $      89,319
    4,390 Elcor Chemical Corporation                               120,067
    7,452 Griffon Corporation                                      134,881
   12,622 Lennox International, Inc.                               227,070
    2,710 Simpson Manufacturing
             Company, Inc. +                                       154,822
    4,090 Universal Forest Products, Inc.                           95,788
    6,060 Watsco, Inc.                                             110,595
                                                             -------------
                                                                   932,542
                                                             -------------

     CHEMICALS -- 2.3%
    5,000 Arch Chemicals, Inc.                                     123,500
    5,800 Cambrex Corporation                                      232,580
    3,130 Chemfirst, Inc.                                           89,675
    7,200 Georgia Gulf Corporation                                 190,368
    7,110 Macdermid, Inc.                                          152,865
    3,320 Material Sciences Corporation +                           46,546
    6,270 OM Group, Inc.                                           388,740
    8,690 Omnova Solutions, Inc.                                    72,996
    1,740 Penford Corporation                                       31,494
   20,100 PolyOne Corporation                                      226,125
    2,070 Quaker Chemical                                           50,715
    6,640 Scotts Company +                                         301,456
                                                             -------------
                                                                 1,907,060
                                                             -------------

     COMMERCIAL SERVICES & SUPPLIES -- 6.3%
   10,900 ABM Industries, Inc.                                     189,224
    6,300 Administaff, Inc. +                                       63,000
    1,960 Angelica Corporation                                      33,712
    6,400 Arbitron, Inc. +                                         199,680
    7,490 Bowne & Company, Inc.                                    110,403
    9,795 Cable Design Technologies
             Corporation +                                         100,399
    4,370 CDI Corporation +                                        142,243
    7,880 Central Parking Corporation                              180,058
    2,230 Chemed Corporation                                        84,049
    2,940 Consolidated Graphics, Inc. +                             55,860
    9,400 Corinthian Colleges, Inc. +                              318,566
    1,810 CPI Corporation                                           35,277
   10,300 eFunds Corporation +                                      97,737
    7,360 FactSet Research Systems, Inc.                           219,107
    4,530 Franklin Covey Company +                                  13,137
    4,530 G & K Services                                           155,107
    8,118 Global Payments, Inc.                                    241,510
    2,700 Hall, Kinion & Associates, Inc. +                         20,277
    6,550 Harland (John H.) Company                                184,710
    4,100 Heidrick & Struggles International,
             Inc. +                                                 81,877
    4,400 Imagistics International, Inc. +                          94,468
    6,630 Information Resources, Inc. +                             62,249
    2,770 Insurance Auto Auctions, Inc. +                           54,015
    3,950 Ionics, Inc. +                                            95,787
   10,100 ITT Educational Services, Inc. +                         220,180
    6,900 Kroll, Inc. +                                            149,247
    9,020 Labor Ready, Inc. +                                       52,767
    3,000 MemberWorks, Inc. +                                       55,590
    3,200 Mobile Mini, Inc. +                                       54,720
    7,560 NDCHealth Corporation                                    210,924
    2,890 New England Business Service,
             Inc.                                                   72,655
    5,950 On Assignment, Inc. +                                    105,910
    5,600 Pegasus Solutions, Inc. +                                 98,000
    4,530 Pre-Paid Legal Services, Inc. +                           90,147
   14,110 PRG-Schultz International, Inc. +                        173,694
    3,900 SOURCECORP, Inc. +                                       103,350
   12,940 Spherion Corporation +                                   153,986
    6,100 Standard Register Company                                208,559
   11,600 Tetra Tech, Inc. +                                       170,520
    7,400 United Stationers, Inc. +                                224,960
    3,420 Volt Information Sciences, Inc. +                         83,756
    6,200 Waste Connections, Inc. +                                193,688
                                                             -------------
                                                                 5,255,105
                                                             -------------

     COMMUNICATIONS EQUIPMENT -- 1.2%
   23,300 Adaptec, Inc.                                            183,837
    6,710 Allen Group, Inc. +                                       28,853
   11,710 Aspect Communications
             Corporation +                                          37,472
    5,000 Audiovox Corporation +                                    39,750
    2,400 Bel Fuse, Inc.                                            64,920
    4,420 Black Box Corporation +                                  180,026
    2,800 Brooktrout, Inc. +                                        15,960
    8,020 C Cor Electronics, Inc. +                                 56,140
    2,800 Concerto Software, Inc. +                                 17,640
    4,910 Digi International, Inc. +                                16,208
   18,170 DMC Stratex Networks, Inc. +                              36,522
   13,100 Harmonic, Inc. +                                          47,933
    5,440 Inter-Tel, Inc.                                           92,262
    4,860 Network Equipment
             Technologies +                                         20,898
    4,400 PC-Tel, Inc. +                                            29,784
    3,500 SCM Microsystems, Inc. +                                  46,830
    4,865 Symmetricom, Inc. +                                       17,757
    3,000 Tollgrade Communications,
             Inc. +                                                 44,010
    5,700 ViaSat, Inc. +                                            48,051
                                                             -------------
                                                                 1,024,853
                                                             -------------


                       See Notes to Financial Statements.
                                       17

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)

SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
     COMPUTERS & PERIPHERALS -- 0.4%
    5,870 Avid Technology, Inc. +                            $      54,356
    5,700 Hutchinson Technology, Inc. +                             89,148
   12,900 Pinnacle Systems, Inc. +                                 130,290
    5,900 Rainbow Technologies, Inc. +                              29,028
    3,300 SBS Technologies, Inc. +                                  40,422
                                                             -------------
                                                                   343,244
                                                             -------------

     CONSTRUCTION MATERIALS -- 0.4%
    6,255 Florida Rock Industries, Inc.                            223,992
    4,750 Texas Industries, Inc.                                   149,577
                                                             -------------
                                                                   373,569
                                                             -------------

     CONSTRUCTION & ENGINEERING -- 0.9%
    1,430 Butler Manufacturing Company                              39,253
    3,400 EMCOR Group, Inc. +                                      199,580
    5,820 Insituform Technologies, Inc. +                          123,268
    9,100 Shaw Group, Inc. +                                       279,370
    4,130 URS Corporation +                                        115,640
                                                             -------------
                                                                   757,111
                                                             -------------

     CONTAINERS & PACKAGING -- 0.6%
    7,870 AptarGroup, Inc.                                         242,002
    6,110 Caraustar Industries, Inc.                                76,253
    3,400 Chesapeake Corporation                                    89,522
    5,357 Myers Industries, Inc.                                    91,819
                                                             -------------
                                                                   499,596
                                                             -------------

     DISTRIBUTORS -- 0.2%
    4,200 Advanced Marketing Services,
             Inc.                                                   76,860
    4,360 Applied Industrial Technologies,
             Inc.                                                   85,020
                                                             -------------
                                                                   161,880
                                                             -------------

     DIVERSIFIED FINANCIALS -- 1.1%
    6,400 Advanced Med Optics, Inc. +                               70,464
    5,430 Cash America International, Inc.                          49,956
    3,800 Financial Federal Corporation +                          125,780
    5,970 Jefferies Group, Inc.                                    251,337
   10,710 Raymond James Financial, Inc.                            304,914
    3,915 SWS Group, Inc.                                           76,812
                                                             -------------
                                                                   879,263
                                                             -------------

     DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
   12,230 General Communication, Inc. +                             81,574
                                                             -------------


     ELECTRIC UTILITIES -- 0.9%
    2,670 Central Vermont Public Service                            48,060
    3,680 CH Energy Group, Inc.                                    181,240
   11,100 El Paso Electric Company +                               153,735
    1,270 Green Mountain Power
             Corporation                                            23,063
    3,290 UIL Holdings Corporation                                 179,174
    7,400 UniSource Energy Corporation                             137,640
                                                             -------------
                                                                   722,912
                                                             -------------

     ELECTRICAL EQUIPMENT -- 2.0%
    6,130 A.O. Smith Corporation                                   191,318
    9,100 Acuity Brands, Inc.                                      165,620
    8,410 Artesyn Technologies, Inc. +                              54,917
    4,850 AstroPower, Inc. +                                        95,254
    5,100 Aware, Inc. +                                             19,380
    7,460 Baldor Electric Company                                  187,992
    5,580 Belden, Inc.                                             116,287
    5,680 C&D Technologies, Inc.                                   102,354
    6,200 Electro Scientific Industries,
             Inc. +                                                150,660
    5,100 MagneTek, Inc. +                                          50,490
    8,780 Paxar Corporation +                                      147,065
    9,370 Vicor Corporation +                                       65,496
    5,220 W.H. Brady Company                                       182,700
    2,600 Woodward Governor Company                                153,712
                                                             -------------
                                                                 1,683,245
                                                             -------------

     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.7%
    3,040 Analogic Corporation                                     149,477
    8,350 Anixter International, Inc. +                            196,225
    3,300 BEI Technologies, Inc.                                    37,785
    5,260 Benchmark Electronics, Inc. +                            152,540
    7,220 Checkpoint Systems, Inc. +                                84,474
    9,750 Cognex Corporation +                                     195,488
    6,470 Coherent, Inc. +                                         192,935
    7,460 CTS Corporation                                           89,818
    3,800 FLIR Systems, Inc. +                                     159,486
    3,667 Intermagnetics General
             Corporation                                            74,073
    4,560 Itron, Inc. +                                            119,609
    3,600 Keithley Instruments, Inc.                                51,984
   15,300 Kopin Corporation +                                      100,980
    7,930 Methode Electronics, Inc.,
             Class A                                               101,266
    4,395 Park Electrochemical
             Corporation                                           116,468
    3,800 Photon Dynamics, Inc. +                                  114,000



                       See Notes to Financial Statements.
                                       18

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)

SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
       ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
    6,990 Pioneer-Standard Electronics,
             Inc.                                            $      72,626
    2,900 Planar Systems, Inc. +                                    55,825
    3,600 Rogers Corporation +                                      98,316
    7,020 Roper Industries, Inc.                                   261,846
    8,920 Technitrol, Inc.                                         207,836
    7,050 Teledyne Technologies, Inc. +                            146,288
    6,220 Trimble Navigation Ltd. +                                 96,410
    6,500 Veeco Instruments, Inc. +                                150,215
    4,410 X-Rite, Inc.                                              37,529
                                                             -------------
                                                                 3,063,499
                                                             -------------

     ENERGY EQUIPMENT & SERVICES -- 1.8%
    3,100 Atwood Oceanics, Inc. +                                  116,250
    8,200 Cal Dive International, Inc. +                           180,400
    3,400 CARBO Ceramics, Inc.                                     125,630
    3,900 Dril-Quip, Inc. +                                         97,305
   11,230 Input/Output, Inc. +                                     101,070
    6,400 Lone Star Technologies, Inc. +                           146,560
    5,310 Oceaneering International, Inc. +                        143,370
    4,860 Offshore Logistics, Inc. +                               116,106
    4,515 SEACOR SMIT, Inc. +                                      213,785
    3,160 Tetra Technologies, Inc. +                                83,898
    7,900 Unit Corporation +                                       137,065
    6,850 Veritas DGC, Inc. +                                       86,310
                                                             -------------
                                                                 1,547,749
                                                             -------------

     FOOD & DRUG RETAILING -- 1.4%
   10,920 Casey's General Stores, Inc.                             131,477
    5,400 Duane Reade, Inc. +                                      183,870
   11,910 Fleming Companies, Inc.                                  216,167
    8,400 Great Atlantic & Pacific Tea
             Company, Inc. +                                       156,996
    2,690 Nash Finch Company                                        85,972
    9,740 Performance Food Group
             Company +                                             329,796
    4,240 United Natural Foods, Inc. +                              83,528
                                                             -------------
                                                                 1,187,806
                                                             -------------

     FOOD PRODUCTS -- 0.7%
    4,000 American Italian Pasta
             Company +                                             203,960
    7,800 Corn Products International, Inc.                        242,736
    8,450 Delta & Pine Land Company                                169,845
                                                             -------------
                                                                   616,541
                                                             -------------


     FOREST PRODUCTS -- 0.8%
    7,500 Hain Celestial Group, Inc. +                             138,750
    4,300 International Multifoods
             Corporation +                                         111,800
    1,970 J&J Snack Foods Corporation +                             88,571
    6,400 Lance, Inc.                                               93,312
    6,630 Ralcorp Holdings, Inc. +                                 207,188
                                                             -------------
                                                                   639,621
                                                             -------------

     GAS UTILITIES -- 2.3%
    9,050 Atmos Energy Corporation                                 212,132
    2,550 Cascade Natural Gas Corporation                           53,295
    7,600 Energen Corporation                                      209,000
    4,300 Laclede Group, Inc.                                      100,964
    6,080 New Jersey Resources
             Corporation                                           181,488
    5,710 Northwest Natural Gas Company                            164,162
    3,550 NUI Corporation                                           97,625
    7,150 Piedmont Natural Gas, Inc.                               264,407
   12,084 Southern Union Company                                   205,436
    7,340 Southwest Gas Corporation                                181,665
    5,700 Southwestern Energy Company +                             86,583
    6,200 UGI Corporation                                          198,028
                                                             -------------
                                                                 1,954,785
                                                             -------------

     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
    4,800 ArthroCare Corp. +                                        61,728
    3,300 Biosite, Inc. +                                           92,895
    6,430 CONMED Corporation +                                     143,582
    3,480 Cooper Companies, Inc.                                   163,908
    8,470 Cygnus, Inc. +                                            18,210
    3,320 Datascope Corporation                                     91,765
    6,240 Diagnostic Products Corporation                          230,880
    5,800 Haemonetics Corporation +                                169,360
    4,320 Hologic, Inc. +                                           62,510
    3,100 ICU Medical, Inc. +                                       95,790
    4,600 INAMED Corporation +                                     124,522
    6,950 Invacare Corporation                                     257,150
    5,280 Mentor Corporation                                       193,824
    5,070 Noven Pharmaceuticals, Inc. +                            129,285
    3,840 Osteotech, Inc. +                                         28,378
    2,700 Polymedica Corporation +                                  68,958
    7,100 ResMed, Inc. +                                           208,740
    7,330 Respironics, Inc. +                                      249,586
    5,500 Sola International, Inc. +                                63,250
    2,190 Spacelabs, Inc. +                                         31,098
    3,800 SurModics, Inc. +                                         98,762
    8,350 Sybron Dental Specialties, Inc. +                        154,475
    6,690 Theragenics Corporation +                                 56,397



                       See Notes to Financial Statements.
                                       19

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)

SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
       HEALTH CARE EQUIPMENT &
              SUPPLIES -- (CONTINUED)
    5,700 Viasys Healthcare, Inc. +                          $      99,465
    2,920 Vital Signs, Inc.                                        105,558
                                                             -------------
                                                                 3,000,076
                                                             -------------

     HEALTH CARE PROVIDERS & SERVICES -- 4.8%
    6,850 Accredo Health, Inc. +                                   316,059
    6,700 AmeriPath, Inc. +                                        150,281
   12,930 Coventry Health Care, Inc. +                             367,471
    4,250 CryoLife, Inc. +                                          68,255
    2,610 Curative Health Services, Inc. +                          43,796
    2,700 Dianon Systems, Inc. +                                   144,234
   14,320 Hooper Holmes, Inc.                                      114,560
    3,600 IMPATH, Inc. +                                            64,620
    5,050 MAXIMUS, Inc. +                                          160,085
   10,400 Mid Atlantic Medical Services,
             Inc. +                                                326,040
   11,340 Orthodontic Centers of America,
             Inc. +                                                261,387
    7,520 Owens & Minor, Inc.                                      148,595
    5,610 PAREXEL International
             Corporation +                                          78,035
    5,880 Pediatrix Medical Group, Inc. +                          147,000
   12,200 Pharmaceutical Product
             Development, Inc. +                                   321,348
   10,550 Province Healthcare Company +                            235,898
    3,900 RehabCare Group, Inc. +                                   93,717
   10,990 Renal Care Group, Inc. +                                 342,338
    6,280 Sierra Health Services, Inc. +                           140,358
    5,000 Sunrise Assisted Living, Inc. +                          134,000
    5,600 Syncor International
             Corporation +                                         176,400
   20,940 US Oncology, Inc. +                                      174,430
                                                             -------------
                                                                 4,008,907
                                                             -------------

     HOTELS, RESTAURANTS & LEISURE -- 4.5%
   12,337 Applebee's International, Inc.                           280,790
    6,500 Argosy Gaming Company +                                  184,600
    8,300 Aztar Corporation +                                      172,640
    7,300 Bally Total Fitness Holding
             Corporation +                                         136,583
    6,290 CEC Entertainment, Inc. +                                259,777
    4,710 IHOP Corporation +                                       138,709
    8,740 Jack in the Box, Inc. +                                  277,932
    6,180 Landry's Seafood Restaurants,
             Inc.                                                  157,652
    4,550 Lone Star Steakhouse & Saloon,
             Inc.                                                  107,334
    4,910 Luby's Cafeterias, Inc. +                                 32,308
    6,600 Marcus Corporation                                       109,890
    4,250 O' Charley's Inc. +                                      107,525
    5,400 P. F. Chang's China Bistro, Inc. +                       169,668
    6,440 Panera Bread Company +                                   221,987
    5,750 Pinnacle Entertainment, Inc. +                            61,123
    9,880 Prime Hospitality Corporation +                          128,341
    4,900 Rare Hospitality International, Inc. +                   131,908
   14,380 Ruby Tuesday, Inc.                                       278,972
    9,585 Ryans Family Steak Houses,
             Inc. +                                                126,618
    4,000 Shuffle Master, Inc. +                                    73,480
    8,885 Sonic Corporation +                                      279,078
    6,137 The Steak n Shake Company +                               96,044
    4,630 Triarc Companies, Inc. +                                 127,788
    7,100 WMS Industries, Inc. +                                    86,975
                                                             -------------
                                                                 3,747,722
                                                             -------------

     HOUSEHOLD DURABLES -- 4.6%
    3,570 A.T. Cross Company +                                      26,775
    5,100 Applica, Inc. +                                           63,240
    2,630 Bassett Furniture Industries, Inc.                        51,282
   10,750 Champion Enterprises, Inc. +                              60,415
    2,900 Department 56, Inc. +                                     47,212
    3,070 Enesco Group, Inc. +                                      26,832
    8,550 Ethan Allen Interiors, Inc.                              297,967
    7,040 Fedders Corporation                                       17,811
    7,750 Fleetwood Enterprises                                     67,425
    7,140 Harman International
             Industries, Inc.                                      351,645
   11,240 Interface, Inc.                                           90,370
   13,400 La-Z-Boy, Inc.                                           337,948
    3,460 Libbey, Inc.                                             117,986
    6,080 M.D.C. Holdings, Inc.                                    316,160
    1,540 National Presto Industries, Inc.                          49,280
    1,600 NVR, Inc. +                                              516,800
    2,940 Royal Appliance Manufacturing
             Company +                                              18,963
    4,540 Russ Berrie & Company, Inc.                              160,716
    6,020 Ryland Group, Inc.                                       299,495
    2,500 Salton, Inc. +                                            35,875



                       See Notes to Financial Statements.
                                       20

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, June 30, 2002 (Unaudited)
                                (Continued)

SHARES                                                            VALUE
COMMON STOCKS -- (CONTINUED)
      HOUSEHOLD DURABLES -- (CONTINUED)
    1,870 Skyline Corporation                                $      61,710
    7,240 Standard Pacific Corporation                             253,979
   15,560 Toll Brothers, Inc. +                                    455,908
    2,740 Toro Company                                             155,742
                                                             -------------
                                                                 3,881,536
                                                             -------------

     HOUSEHOLD PRODUCTS -- 0.1%
    3,530 WD-40 Company                                             97,993
                                                             -------------

     INDUSTRIAL CONGLOMERATES -- 0.4%
    3,640 Lydall, Inc. +                                            55,510
    2,740 Standex International
             Corporation                                            68,774
    8,400 Tredegar Industries, Inc.                                202,860
                                                             -------------
                                                                   327,144
                                                             -------------

     INSURANCE -- 2.6%
    4,638 Delphi Financial Group, Inc.                             201,057
   15,730 First American Financial
             Corporation                                           361,790
   16,020 Fremont General Corporation                               66,964
    6,400 Hilb, Rogal and Hamilton Company                         289,600
    4,200 LandAmerica Financial Group, Inc.                        132,300
    4,700 Philadelphia Consolidated Holding
             Corporation +                                         213,098
    6,600 Presidential Life Corporation                            133,782
    2,200 RLI Corporation                                          112,200
    2,100 SCPIE Holdings, Inc.                                      12,768
    5,820 Selective Insurance Group, Inc.                          164,880
    4,000 Stewart Information Services
             Corporation +                                          82,200
    8,100 Trenwick Group Ltd.                                       60,750
   10,600 UICI +                                                   214,120
    4,000 Zenith National Insurance Corporation                    127,400
                                                             -------------
                                                                 2,172,909
                                                             -------------

     INTERNET & CATALOG RETAIL -- 0.6%
   10,095 Insight Enterprises, Inc. +                              254,293
    2,900 J. Jill Group, Inc. +                                    110,055
    4,100 School Specialty, Inc. +                                 108,896
                                                             -------------
                                                                   473,244
                                                             -------------

     INTERNET SOFTWARE & SERVICES -- 0.1%
    7,450 Netegrity, Inc. +                                         45,892
    4,020 ZixIt Corporation +                                       22,030
                                                             -------------
                                                                    67,922
                                                             -------------

     IT CONSULTING & SERVICES -- 1.4%
    9,190 American Management Systems, Inc. +                      175,621
    5,320 Analysts International Corporation                        22,610
    4,400 Bell Microproducts, Inc. +                                35,420
    6,300 CACI, Inc., Class A +                                    240,597
    4,800 Carreker Corporation +                                    55,200
   13,350 Ciber, Inc. +                                             96,787
    4,550 Computer Task Group, Inc. +                               22,614
    6,200 Manhattan Associates, Inc. +                             199,392
    9,680 Priority Healthcare Corporation +                        227,480
    3,200 StarTek, Inc. +                                           85,568
                                                             -------------
                                                                 1,161,289
                                                             -------------

     LEISURE EQUIPMENT & PRODUCTS -- 1.3%
    3,990 Action Performance Companies, Inc. +                     126,084
    5,140 Arctic Cat, Inc.                                          89,379
    6,200 Concord Camera Corporation +                              31,626
    2,320 Huffy Corporation +                                       20,022
    5,040 JAKKS Pacific, Inc. +                                     89,258
    4,070 K2, Inc. +                                                41,718
    3,700 Meade Instruments
             Corporation +                                          20,979
   10,630 Midway Games, Inc. +                                      90,355
    5,210 Polaris Industries, Inc.                                 338,650
    5,925 SCP Pool Corporation +                                   164,478
    5,880 Sturm Ruger & Company, Inc.                               83,202
                                                             -------------
                                                                 1,095,751
                                                             -------------

     MACHINERY -- 4.4%
    4,470 Astec Industries, Inc. +                                  71,922
    4,190 Barnes Group, Inc.                                        95,951
    4,850 Briggs & Stratton Corporation                            185,949
    5,570 Clarcor, Inc.                                            176,291
    3,700 CUNO, Inc. +                                             133,866
    4,810 Dionex Corporation +                                     128,860
    4,525 Esterline Technologies Corporation +                     102,718
    3,490 Flow International Corporation +                          23,519
    3,510 Gardner Denver, Inc. +                                    70,200


                       See Notes to Financial Statements.

         Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)



SHARES                                               VALUE
COMMON STOCKS -- (CONTINUED)
     MACHINERY -- (CONTINUED)
   10,595 Graco, Inc.                          $     266,358
    6,990 IDEX Corporation +                         234,165
    9,380 JLG Industries, Inc.                       131,601
    2,630 Lindsay Manufacturing Company               60,885
    5,450 Manitowoc, Inc.                            193,420
    7,400 Milacron, Inc.                              75,110
    7,540 Mueller Industries, Inc. +                 239,395
    3,800 Oshkosh Truck Corporation                  224,618
    5,500 Regal Beloit Corporation                   133,705
    6,970 Reliance Steel & Aluminum
            Company                                  212,585
    3,180 Robbins & Myers, Inc.                       83,475
    2,930 SPS Technologies, Inc. +                   111,838
    3,440 Thomas Industries, Inc.                     99,072
   13,200 Timken Company                             294,756
    4,640 Titan International, Inc.                   19,256
    5,280 Valmont Industries, Inc.                   107,342
    5,030 Wabash National Corporation                 50,300
    5,970 Watts Industries, Inc.                     118,505
    2,760 Wolverine Tube, Inc. +                      20,838
                                               -------------
                                                   3,666,500
                                               -------------
     MARINE -- 0.2%
    5,390 Kirby Corporation +                        131,786

     MEDIA -- 0.5%
    2,800 4Kids Entertainment, Inc. +                 57,960
    4,560 ADVO, Inc. +                               173,599
    4,900 Information Holdings, Inc. +               119,560
    3,290 Nelson Thomas, Inc.                         34,743
    7,000 Penton Media, Inc.                          15,050
                                               -------------
                                                     400,912
                                               -------------
     METALS & MINING -- 1.5%
    3,760 Brush Wellman, Inc.                         46,624
    3,180 Castle A M Company                          39,686
    4,600 Century Aluminum Company                    68,494
    2,300 Cleveland-Cliffs, Inc.                      63,480
    3,000 Commercial Metals Company                  140,820
    3,550 Commonwealth Industries, Inc.               25,525
    3,370 Imco Recycling, Inc.                        33,194
   16,500 Massey Energy Company                      209,550
    3,090 Quanex Corporation                         135,033
    4,540 RTI International Metals, Inc. +            55,161
    5,600 Ryerson Tull, Inc.                          65,128
   10,400 Steel Dynamics, Inc. +                     171,288
    2,160 Steel Technologies, Inc.                    28,469
    9,450 Stillwater Mining Company +                153,846
                                               -------------
                                                   1,236,298
                                               -------------
     MULTILINE RETAIL -- 0.6%
    2,900 Factory 2-U Stores, Inc. +                  40,165
    5,700 Fred's, Inc.                               209,646
    6,300 Shopko Stores, Inc. +                      127,260
    9,300 Stein Mart, Inc. +                         110,391
                                               -------------
                                                     487,462
                                               -------------

     MULTI-UTILITIES & UNREGULATED
      POWER -- 0.3%
   10,500 Avista Corporation                         144,900
    6,040 NorthWestern Corporation                   102,378
                                               -------------
                                                     247,278
                                               -------------

     OFFICE ELECTRONICS -- 0.4%
    6,960 Zebra Technologies Corporation+            335,611
                                               -------------

     OIL & GAS -- 3.9%
    6,990 Cabot Oil & Gas Corporation,
            Class A                                  159,721
    4,200 Evergreen Resources, Inc. +                178,500
    5,700 Frontier Oil Corporation                   100,320
    3,200 Key Production Company, Inc. +              62,400
    9,770 Newfield Exploration Company +             363,151
    3,900 Nuevo Energy Company +                      61,620
    6,025 Patina Oil & Gas Corporation               165,266
    5,290 Plains Resources, Inc. +                   141,508
   11,920 Pogo Producing Company                     388,830
    2,900 Prima Energy Corporation +                  66,091
    5,810 Remington Oil & Gas Corporation +          115,735
    6,120 St. Mary Land & Exploration
            Company                                  147,247
    5,940 Stone Energy Corporation +                 239,085
    6,000 Swift Energy Company +                      94,740
    8,600 Tom Brown, Inc. +                          243,810
   13,910 Vintage Petroleum, Inc.                    165,529
   27,260 XTO Energy, Inc.                           561,556
                                               -------------
                                                   3,255,109
                                               -------------



                       See Notes to Financial Statements.
                                       22

         Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)


SHARES                                               VALUE
COMMON STOCKS -- (CONTINUED)
     PAPER & FOREST PRODUCTS -- 0.3%
    7,630 Buckeye Technologies, Inc. +         $      74,774
    2,700 Deltic Timber Corporation                   93,096
    3,560 Pope & Talbot, Inc.                         66,679
                                               -------------
                                                     234,549
                                               -------------

     PERSONAL PRODUCTS -- 0.3%
    3,510 Natures Sunshine Products, Inc.             39,698
   14,600 NBTY, Inc. +                               226,008
                                               -------------
                                                     265,706
                                               -------------

     PHARMACEUTICALS -- 0.6%
   11,240 Alpharma, Inc.                             190,855
    6,740 Medicis Pharmaceutical
            Corporation, Class A +                   288,203
    5,400 MGI Pharma, Inc. +                          38,124
                                               -------------
                                                     517,182
                                               -------------

     REAL ESTATE -- 1.0%
    4,700 Colonial Properties Trust                  183,065
    4,200 Essex Property Trust, Inc.                 229,740
    6,200 Kilroy Realty Corporation                  165,850
    7,600 Shurgard Storage Centers, Inc.,
            Class A                                  263,720
                                               -------------
                                                     842,375
                                               -------------

     ROAD & RAIL -- 2.0%
    5,500 Arkansas Best Corporation +                140,140
   11,045 Heartland Express, Inc.                    264,307
   13,200 Kansas City Southern Industries,
            Inc. +                                   224,400
    1,810 Landstar Systems, Inc. +                   193,398
    4,400 Roadway Express, Inc.                      158,092
    5,970 US Freightways Corporation                 226,084
   14,013 Werner Enterprises, Inc.                   298,617
    6,400 Yellow Corporation +                       207,360
                                               -------------
                                                   1,712,398
                                               -------------

     SEMICONDUCTOR EQUIPMENT &
       PRODUCTS -- 4.1%
    5,400 Actel Corporation +                        113,508
    7,200 Advanced Energy Industries,
               Inc. +                                159,696
    9,000 Alliance Semiconductor
            Corporation +                             63,900
    6,700 ATMI, Inc. +                               149,879
   21,600 Axcelis Technologies, Inc. +               244,080
    4,900 AXT, Inc.                                   39,102
    7,380 Brooks- PRI Automation, Inc. +             188,633
    4,700 Cohu, Inc.                                  81,216
    7,500 Cymer, Inc. +                              262,800
    6,100 DSP Group, Inc. +                          119,560
    4,000 DuPont Photomasks, Inc. +                  132,640
    4,800 Electroglas, Inc. +                         48,000
   10,000 ESS Technology, Inc.                       175,400
    8,600 Exar Corporation +                         169,592
    5,810 Helix Technology Corporation               119,686
   10,800 Kulicke & Soffa Industries, Inc. +         133,812
    6,500 Microsemi Corporation +                     42,900
    5,700 Pericom Semiconductor
            Corporation +                             66,063
    6,670 Photronic, Inc. +                          126,330
    6,300 Power Integrations, Inc. +                 114,156
    3,700 Rudolph Technologies, Inc. +                92,241
   29,930 Skyworks Solutions, Inc. +                 166,111
    3,630 Standard Microsystems
            Corporation +                             85,704
    2,800 Supertex, Inc. +                            49,336
    6,350 Therma-Wave, Inc. +                         72,327
    4,809 Three-Five Systems, Inc. +                  54,823
    5,070 Ultratech Stepper, Inc. +                   82,083
    7,400 Varian Semiconductor Equipment
            Associates, Inc. +                       251,082
                                               -------------
                                                   3,404,660
                                               -------------

     SOFTWARE -- 4.0%
    3,300 ANSYS, Inc. +                               66,330
    7,800 Aspen Technology, Inc. +                    65,052
    4,920 BARRA, Inc. +                              182,926
    7,000 Captaris, Inc. +                            20,650
    3,000 Catapult Communications
            Corporation +                             65,613
    7,750 Cerner Corporation +                       370,682
    3,790 Concord Communications, Inc. +              62,459
    8,760 Dendrite International, Inc. +              84,709
    5,000 ePresence, Inc. +                           18,750
    7,605 Fair, Issac & Company, Inc.                249,976
    7,800 FileNET Corporation +                      113,100
    5,000 Gerber Scientific, Inc.                     17,550
    7,980 HNC Software, Inc. +                       133,266
    7,440 Hyperion Solutions
               Corporation +                         135,686
    7,490 Intervoice, Inc. +                          12,059
    6,200 JDA Software Group, Inc. +                 175,153




                       See Notes to Financial Statements.

         Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)


SHARES                                               VALUE
COMMON STOCKS -- (CONTINUED)
     SOFTWARE -- (CONTINUED)
    4,445 Kronos, Inc. +                       $     135,524
    3,400 MapInfo Corporation +                       30,940
    3,950 MICROS Systems, Inc. +                     109,455
    5,200 MRO Software, Inc. +                        59,176
    6,900 NYFIX, Inc. +                               58,650
    5,700 Phoenix Technologies Ltd. +                 57,000
    7,880 Progress Software Corporation +            120,722
    3,560 QRS Corporation +                           27,732
    6,200 Radiant Systems, Inc. +                     80,786
    3,900 RadiSys Corporation +                       45,357
    4,350 Roxio, Inc. +                               31,320
    8,900 Serena Software, Inc. +                    121,906
    3,800 SPSS, Inc. +                                59,052
    7,300 Systems & Computer Technology
            Corporation +                             98,623
    8,075 Take-Two Interactive Software,
            Inc. +                                   166,264
    3,200 TALX Corporation                            60,672
    8,675 THQ, Inc. +                                258,688
    7,970 Verity, Inc. +                              88,387
                                               -------------
                                                   3,384,215
                                               -------------

     SPECIALTY RETAIL -- 6.9%
    4,710 Aaron Rents, Inc.                          112,805
    9,690 AnnTaylor Stores Corporation +             246,029
    2,930 Building Materials Holdings
            Corporation +                             42,104
    9,800 Burlington Coat Factory
            Warehouse Corporation                    208,250
    5,670 Cato Corporation                           126,441
    9,175 Chico's FAS, Inc. +                        333,236
    5,800 Children's Place Retail Stores,
            Inc. +                                   153,706
    5,600 Christopher & Banks
            Corporation +                            236,880
    4,830 Cost Plus, Inc. +                          147,701
    4,470 Footstar, Inc. +                           109,381
    4,900 Genesco, Inc. +                            119,315
    7,140 Goody's Family Clothing, Inc. +             82,324
    5,160 Group 1 Automotive, Inc. +                 196,854
    6,490 Gymboree Corporation +                     103,970
    4,080 Hancock Fabrics, Inc.                       75,806
    4,900 Haverty Furniture Cos Incorporated          96,775
    7,050 Hot Topic, Inc. +                          188,306
    5,350 Hughes Supply, Inc.                        240,215
    4,240 Jo-Ann Stores, Inc. +                      123,808
    9,640 Linens 'N Things, Inc. +                   316,288
   11,640 O'Reilly Automotive, Inc. +                320,798
    7,240 Pacific Sunwear of California +            160,511
   11,300 Pep Boys -- Manny, Moe & Jack              190,405
   20,590 Pier 1 Imports, Inc.                       432,390
    9,560 Regis Corporation                          258,302
    4,760 TBC Corporation +                           75,589
    8,020 The Dress Barn +                           124,069
    9,090 The Men's Wearhouse, Inc. +                231,795
    6,582 The Wet Seal, Inc. +                       159,943
    7,600 Too, Inc. +                                234,080
    3,100 Ultimate Electronics, Inc. +                80,321
    7,470 Zale Corporation +                         270,787
                                               -------------
                                                   5,799,184
                                               -------------
     TEXTILES, APPAREL & LUXURY
       GOODS -- 2.0%
    2,980 Ashworth, Inc. +                            26,850
    3,940 Brown Shoe Company, Inc.                   110,714
   10,235 Fossil, Inc. +                             210,432
    1,430 Haggar Corporation                          22,951
    4,280 K-Swiss, Inc.                              111,194
    5,620 Kellwood Company                           182,650
    7,540 Nautica Enterprises, Inc. +                 97,945
    2,840 Oshkosh B' Gosh, Inc.                      123,511
    1,730 Oxford Industries, Inc.                     48,440
    6,100 Phillips Van Heusen Corporation             95,160
    4,900 Quiksilver, Inc. +                         121,520
    7,200 Russell Corporation                        138,600
    9,270 Stride Rite Corporation                     74,160
    7,000 Wellman, Inc.                              117,250
    9,160 Wolverine World Wide, Inc.                 159,842
                                               -------------
                                                   1,641,219
                                               -------------
     TOBACCO -- 0.2%
    9,790 Dimon, Inc.                                 67,747
    3,340 Schweitzer-Mauduit
            International, Inc.                       82,164
                                               -------------
                                                     149,911
                                               -------------

     TRADING COMPANIES &
       DISTRIBUTORS -- 0.1%
    2,230 Lawson Products, Inc.                       68,706
                                               -------------

     UTILITIES -- WATER -- 0.5%
    3,405 American States Water Company               90,233
   15,115 Philadelphia Suburban Corporation          305,323
                                               -------------
                                                     395,556
                                               -------------



                       See Notes to Financial Statements.
                                       24

         Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)



SHARES                                            VALUE
COMMON STOCKS -- (CONTINUED)
     WIRELESS TELECOMMUNICATION
       SERVICES -- 0.1%
    3,900 Boston Communications Group,
            Inc. +                          $      31,356
    5,350 Metro One Telecommunications,
            Inc. +                                 74,686
                                            -------------
                                                  106,042
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $75,704,236)                         83,189,756

PRINCIPAL
AMOUNT
------
U.S. TREASURY BILL -- 0.2%
(Cost  $199,408)
 $200,000 1.805% due 8/29/2002  **, ++            199,408
                                            -------------


REPURCHASE AGREEMENT -- 0.7%
(Cost  $591,000)
  591,000 Agreement with State Street Bank
            and Trust Company, 1.850% dated
            06/28/2002, to be repurchased
            at $591,091 on 07/01/2002,
            collateralized by $610,000 U.S.
            Treasury Bill, 1.627% maturing
            09/19/2002 (value $607,713)           591,000
                                            -------------


OTHER INVESTMENTS***
   (Cost $10,546,598)               12.6%   $  10,546,598
                                            -------------


TOTAL INVESTMENTS
   (Cost  $87,041,242*)            113.0%      94,526,762
OTHER ASSETS AND
LIABILITIES (NET)                  (13.0)     (10,908,325)
                                 -------    -------------

NET ASSETS                         100.0%   $  83,618,437
                                 =======    =============



--------------
   * Aggregate cost for Federal tax purposes is $89,452,066. ** Securities pledged as collateral for futures contracts.
*** As of June 30, 2002 the market value of the securities on loan is $10,084,892. Collateral received for securities loaned includes $1,400 invested in Government Securities and the remaining $10,545,198 is Invested in State Street Navigator Securities Lending Trust-Prime Portfolio.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.





                       See Notes to Financial Statements.
                                       25

         Munder Institutional Government Money Market Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)

     PRINCIPAL
      AMOUNT                                                         VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.9%
     FEDERAL FARM CREDIT BANK -- 6.9%
$        300,000     1.754% due 07/15/2002                       $      299,798
         250,000     1.754% due 07/29/2002                              249,664
         250,000     1.753% due 08/19/2002                              249,404
         450,000     1.732% due 08/29/2002**                            448,599
         267,000     1.752% due 09/09/2002                              266,091
                                                                 --------------
                                                                      1,513,556
                                                                 --------------
     FEDERAL HOME LOAN BANK -- 11.0%
       1,000,000     1.870% due 07/01/2002***                         1,000,000
         400,000     1.732% due 08/23/2002**                            398,881
         310,000     1.732% due 08/28/2002**                            309,051
         300,000     1.731% due 09/11/2002**                            298,824
         400,000     1.779% due 11/27/2002**                            396,855
                                                                 --------------
                                                                      2,403,611
                                                                 --------------

     FEDERAL HOME LOAN MORTGAGE CORPORATION -- 22.2%
       1,500,000     1.900% due 07/01/2002***                         1,500,000
         670,000     1.734% due 07/03/2002**                            669,933
         400,000     1.734% due 07/12/2002**                            399,779
         330,000     1.754% due 07/16/2002                              329,758
         465,000     1.733% due 08/09/2002**                            464,068
         500,000     1.732% due 08/26/2002**                            498,507
         432,000     1.732% due 08/28/2002**                            430,726
         250,000     1.752% due 09/12/2002                              249,113
         315,000     1.750% due 10/11/2002**                            313,170
                                                                 --------------
                                                                      4,855,054
                                                                 --------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 17.5%
       1,500,000     1.900% due 07/01/2002***                         1,500,000
         400,000     1.734% due 07/02/2002**                            399,979
         340,000     1.754% due 07/12/2002                              339,820
         400,000     1.733% due 07/17/2002**                            399,689
         250,000     1.753% due 08/06/2002                              249,568
         250,000     1.753% due 08/21/2002                              249,380
         398,000     1.731% due 09/11/2002**                            396,535
         300,000     1.739% due 09/24/2002**                            298,697
                                                                 --------------
                                                                      3,833,668
                                                                 --------------

     STUDENT LOAN MARKETING ASSOCIATION -- 1.3%
         300,000     1.744% due 10/01/2002**                            298,597
                                                                 --------------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $12,904,486)                                                12,904,486
                                                                 --------------




                       See Notes to Financial Statements.
                                       26

         Munder Institutional Government Money Market Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)


     PRINCIPAL
      AMOUNT                                                         VALUE
REPURCHASE AGREEMENTS -- 33.6%
$  3,845,173   Agreement with Lehman Brothers, 1.850% dated
               06/28/2002, to be repurchased at $3,845,766
               on 07/01/2002, collateralized by $11,460,000
               U.S. Treasury Strip, 8.750% maturing 08/15/2020
               (value $3,923,675)                                    $ 3,845,173
   3,500,000   Agreement with Salomon Brothers, 1.960% dated
               06/28/2002, to be repurchased at $3,500,572
               on 07/01/2002, collateralized by $2,294,977
               FNMA, 5.500%-8.000% having maturities ranging
               from 02/01/2013 through 10/01/2031 (value
               $2,306,183) and $1,292,584 FMAC, 5.500%-7.500%
               having maturities ranging from 10/01/2013
               through 10/01/2030 (value $1,298,817)                   3,500,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,345,173)                                                   7,345,173
                                                                     -----------
TOTAL INVESTMENTS (Cost $20,249,659*)                          92.5%  20,249,659
OTHER ASSETS AND LIABILITIES (NET)                              7.5    1,640,344
                                                              -----  -----------
NET ASSETS                                                    100.0% $21,890,003
                                                              =====  ===========


----------------
  *  Aggregate cost for Federal tax purposes is $20,249,659.
 ** Zero-coupon bond. Rate represents discount rate at time of purchase. *** Rate represents annualized yield at date of purchase.



                       See Notes to Financial Statements.
                                       27

         Munder Institutional Money Market Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)



                                                                         RATING (UNAUDITED)
     PRINCIPAL                                                        -------------------------
      AMOUNT                                                          S&P               MOODY'S               VALUE
CERTIFICATES OF DEPOSIT -- 18.0%
$     15,000,000     ABN Amro Bank NA
                        2.320% due 07/22/2003                          A-1+/AA-         P-1/Aa2        $     14,995,296
      20,000,000     Compagnie Financiere de Paribas
                        2.230% due 01/10/2003                          A-1+/AA-         P-1/Aa3              20,000,000
      10,000,000     Credit Agricole Indosuez NY
                        3.800% due 07/25/2002                          A1+/AA           P-1/Aa1               9,999,936
      20,000,000     Deutsche Bank AG
                        2.450% due 05/08/2003                          A1+/AA-          P-1/Aa3              19,996,629
      20,000,000     Rabobank Nederland
                        2.375% due 02/19/2003                          A-1+/AAA         P-1/Aaa              19,998,104
      14,000,000     Societe Generale
                        2.460% due 09/27/2002                          A-1+/AA-         P-1/Aa3              14,000,000
      20,000,000     Toronto-Dominion Bank
                        2.590% due 04/25/2003                          A-1+/AA-         P-1/Aa3              19,993,550
      15,000,000     UBS AG
                        3.560% due 08/21/2002                          A-1+/AA+         P-1/Aa2              14,999,692
      20,000,000     Westdeutsche Landesbank
                        2.190% due 11/05/2002                          A-1+/AA+         P-1/Aa1              19,999,310
                                                                                                       ----------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $153,982,517)                                                                                      153,982,517
                                                                                                       ----------------

COMMERCIAL PAPER -- 48.5%
      30,000,000     American Honda Finance Corporation
                        1.750% due 07/22/2002                          A-1/A+           P-1/A2               29,969,375
      20,000,000     Asset Securitization Cooperative Corporation
                        1.770% due 07/11/2002                          A-1+/NR          P-1/NR               19,990,167
      20,000,000     Corporate Receivables Corporation
                        1.790% due 08/05/2002                          A-1+/NR          P-1/NR               19,965,194
      20,000,000     CXC, Inc.
                        1.750% due 08/01/2002                          A-1+/NR          P-1/NR               19,969,861
      20,000,000     Enterprise Funding Corporation
                        1.790% due 08/16/2002                          A-1+/NR          P-1/NR               19,954,256
      20,000,000     Golden Funding Corporation
                        1.820% due 08/27/2002                          A1/NR            P1/Aa2               19,942,367
      20,000,000     Household Finance Corporation
                        1.810% due 07/10/2002                          A-1/A            P-1A2                19,990,950
      25,000,000     International Lease Finance Corporation
                        1.800% due 10/18/2002                          A-1+/AA-         P-1/A1               24,863,750
      20,000,000     Koch Industries, Inc.
                        1.980% due 07/01/2002                          A-1+/AA+         P-1/NR               20,000,000
      20,000,000     Liberty Street Funding Corporation
                        1.810% due 09/12/2002                          A-1/NR           P-1/NR               19,926,594
      20,000,000     Lloyds Bank Plc
                        1.870% due 09/24/2002                          A1+/AA           P1/AAA               19,911,694
      20,000,000     Marsh & McLennan Companies, Inc.
                        1.770% due 08/07/2002                          A-1+/AA-         P-1/A2               19,963,617




                       See Notes to Financial Statements.
                                       28

         Munder Institutional Money Market Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)

                                                                                     RATING (UNAUDITED)
     PRINCIPAL                                                                    -------------------------
      AMOUNT                                                                      S&P               MOODY'S          VALUE
COMMERCIAL PAPER -- (CONTINUED)
 $    20,000,000     Moat Funding LLC
                        1.830% due 08/27/2002                                      A-1+/NR          P1/NR     $     19,942,050
      25,000,000     Mont Blanc Capital Corporation
                        1.780% due 07/24/2002                                      A-1+/NR          P1/NR           24,971,570
      20,000,000     Nestle Capital Corporation Discount Cp
                        1.990% due 07/31/2002                                      A-1+/NR          P-1/NR          19,966,833
      20,000,000     New Center Asset Trust
                        1.980% due 07/01/2002                                      A1+/NR           NR/NR           20,000,000
      20,000,000     Park Avenue Receivables Corporation
                        1.780% due 07/09/2002                                      A-1/NR           P-1/NR          19,992,089
      15,000,000     Philip Morris Companies, Inc.
                        1.880% due 07/15/2002                                      A-1/A            P-1/A2          14,989,033
      20,000,000     Preferred Receivables Funding Corporation
                        1.780% due 07/09/2002                                      A-1/NR           P-1/NR          19,992,089
      20,000,000     Receivables Capital Corporation
                        1.850% due 07/15/2002                                      A-1+/NR          P-1/NR          19,985,611
                                                                                                              ----------------

TOTAL COMMERCIAL PAPER
   (Cost $414,287,100)                                                                                             414,287,100
                                                                                                              ----------------

CORPORATE NOTES -- 2.3%
                     Sigma Finance, Inc.:
      10,000,000        1.829% due 10/18/2002+                                     A-1+/AAA         P-1/Aaa         10,000,000
      10,000,000        1.851% due 05/09/2003+                                     A-1+/AAA         P-1/Aaa         10,000,000
                                                                                                              ----------------

TOTAL CORPORATE NOTES
   (Cost $20,000,000)                                                                                               20,000,000
                                                                                                              ----------------

REPURCHASE AGREEMENTS -- 27.3%
     172,886,424     Agreement with Lehman Brothers, 1.850%
                     dated 06/28/2002, to be repurchased at $172,913,077
                     on 07/01/2002, collateralized by $178,420,000 U.S.
                     Treasury Strip, 6.250% maturing 02/15/2003
                     (value $176,348,538)                                                                          172,886,424
      60,000,000     Agreement with Salomon Brothers, 1.960%
                     dated 06/28/2002, to be repurchased at $60,009,800 on
                     07/01/2002, collateralized by $43,818,516 FNMA,
                     5.500%-9.000% having maturities ranging from 03/01/2008
                     through 06/01/2032 (value $43,610,103) and $17,396,551FMAC,
                     5.500%-8.000% having maturities ranging from 03/01/2012
                     through 06/01/2032
                     (value $17,314,551)                                                                            60,000,000
                                                                                                              ----------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $232,886,424)                                                                                             232,886,424
                                                                                                              ----------------


                       See Notes to Financial Statements.
                                       29

         Munder Institutional Money Market Fund
               Portfolio of Investments, June 30, 2002 (Unaudited)
                      (Continued)


                                                                     VALUE

TOTAL INVESTMENTS (Cost $821,156,041*)                  96.1%    $   821,156,041
OTHER ASSETS AND LIABILITIES (NET)                       3.9          33,344,917
                                                       -----     ---------------
NET ASSETS                                             100.0%    $   854,500,958
                                                       =====     ===============


-----------------
   *   Aggregate cost for Federal tax purposes is $821,156,041.
   +   Rate represents annualized yield at date of purchase.




                       See Notes to Financial Statements.
                                       30

         Munder Institutional Funds
               Statements of Assets and Liabilities, June 30, 2002 (Unaudited)

                                                   MUNDER           MUNDER           MUNDER           MUNDER          MUNDER
                                                   INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                   S&P 500          S&P MIDCAP       S&P SMALLCAP     GOVERNMENT      MONEY
                                                   INDEX EQUITY     INDEX EQUITY     INDEX EQUITY     MONEY MARKET    MARKET
                                                   FUND             FUND             FUND             FUND            FUND
ASSETS:
Investments, at value
   See accompanying schedule:
       Securities ..............................   $237,383,977     $ 64,921,584     $ 93,935,762     $ 12,904,486    $ 588,269,617
       Repurchase Agreements ...................     37,319,000        9,610,000          591,000        7,345,173      232,886,424
                                                   ------------     ------------     ------------     ------------     ------------
Total Investments ..............................    274,702,977       74,531,584       94,526,762       20,249,659      821,156,041
Cash ...........................................             90              604              616               --               --
Receivable for Fund shares sold ................         99,721          113,667            5,000        1,661,024       32,683,422
Dividends receivable ...........................        243,125           28,630           45,924               --               --
Receivable for investment securities sold ......             --          308,466          310,766               --               --
Receivable from investment advisor .............         15,618            3,692            4,033            3,528           81,749
Variation Margin ...............................             --           10,294            5,244               --               --
Unamortized organization costs .................          2,365              714               --               --               --
Interest receivable ............................          5,753            1,482               91            1,164        2,005,846
Prepaid expenses and other assets ..............          8,234            2,652            4,074            2,458           26,180
                                                   ------------     ------------     ------------     ------------     ------------
    Total Assets ...............................    275,077,883       75,001,785       94,902,510       21,917,833      855,953,238
                                                   ------------     ------------     ------------     ------------     ------------

LIABILITIES:
Payable for Fund shares redeemed ...............             --          303,642          410,648               --               --
Payable for investment securities purchased ....     32,153,606        8,263,920          261,992               --               --
Variation Margin ...............................          7,314             --                 --               --               --
Payable upon return of securities loaned .......             --       10,938,347       10,546,598               --               --
Dividends payable ..............................             --               --               --           24,105        1,190,261
Custody fees payable ...........................          9,917           10,317           14,926              572           17,296
Transfer agency/record keeping fees payable ....         16,784            2,478            7,741              521           38,982
Directors' fees and expenses payable ...........          5,111              570            2,406              197           12,642
Shareholder servicing fees payable .............          6,028            9,936           23,342               --               --
Administration fees payable ....................         10,767            1,528            4,370              329           27,978
Investment advisory fees payable ...............             --               --               --            1,982           83,253
Accrued expenses and other payables ............         28,808            2,014           12,050              124           81,868
                                                   ------------     ------------     ------------     ------------     ------------
    Total Liabilities ..........................     32,238,335       19,532,752       11,284,073           27,830        1,452,280
                                                   ------------     ------------     ------------     ------------     ------------
NET ASSETS .....................................   $242,839,548     $ 55,469,033     $ 83,618,437     $ 21,890,003     $854,500,958
                                                   ============     ============     ============     ============     ============
Investments, at cost ...........................   $310,389,986     $ 75,057,321     $ 87,041,242     $ 20,249,659     $821,156,041
                                                   ============     ============     ============     ============     ============


                       See Notes to Financial Statements.

         Munder Institutional Funds
                 Statements of Assets and Liabilities, June 30, 2002 (Unaudited)
                                   (Continued)


                                          MUNDER          MUNDER         MUNDER         MUNDER          MUNDER
                                          INSTITUTIONAL   INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL
                                          S&P 500         S&P MIDCAP     S&P SMALLCAP   GOVERNMENT      MONEY
                                          INDEX EQUITY    INDEX EQUITY   INDEX EQUITY   MONEY MARKET    MARKET
                                          FUND            FUND           FUND           FUND            FUND
NET ASSETS consist of:
Undistributed net investment income.....  $    110,658    $      6,686   $      12,603  $          --   $          --
Accumulated net realized gain/(loss) on
    investments sold and futures
    contracts                              (23,208,094)     (1,830,513)    (4,440,129)             --           5,120
Net unrealized appreciation/
    (depreciation) of investments
    and future contracts................   (35,761,726)       (550,858)      7,487,525             --              --
Par value...............................        30,731           6,839           7,571         21,890         854,496
Paid-in capital in excess of par value..   301,667,979      57,836,879      80,550,867     21,868,113     853,641,342
                                          ------------    ------------   -------------  -------------   -------------
Total Net Assets........................  $242,839,548    $ 55,469,033   $  83,618,437  $  21,890,003   $ 854,500,958
                                          ============    ============   =============  =============   =============

NET ASSETS:
Class K Shares..........................  $  28,114,275   $ 43,970,918   $  76,021,788  $          --   $          --
                                          =============   ============   =============  =============   =============
Class Y Shares..........................  $ 214,725,273   $ 11,498,115   $   7,596,649  $  21,890,003   $ 854,500,958
                                          =============   ============   =============  =============   =============

SHARES OUTSTANDING:
Class K Shares..........................     4,712,396       5,569,927       6,882,535             --              --
                                          ============    ============   =============  =============   =============
Class Y Shares..........................    26,018,849       1,269,072         688,953     21,890,003     854,495,839
                                          ============    ============   =============  =============   =============

CLASS K SHARES:
Net asset value, offering price and
    redemption price per share..........  $       5.97    $       7.89   $       11.05            N/A             N/A
                                          ============    ============   =============  =============   =============
CLASS Y SHARES:
Net asset value, offering price and
    redemption price per share..........  $       8.25    $       9.06   $       11.03  $        1.00   $        1.00
                                          ============    ============   =============  =============   =============

                       See Notes to Financial Statements.

         Munder Institutional Funds
                Statements of Operations, Period Ended June 30, 2002 (Unaudited)


                                               MUNDER         MUNDER         MUNDER          MUNDER        MUNDER
                                               INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL INSTITUTIONAL
                                               S&P 500        S&P MIDCAP     S&P SMALLCAP    GOVERNMENT    MONEY
                                               INDEX EQUITY   INDEX EQUITY   INDEX EQUITY    MONEY MARKET  MARKET
                                               FUND           FUND           FUND            FUND          FUND
INVESTMENT INCOME:
Interest....................................   $      72,150  $      28,005  $       5,259   $   196,042   $  6,729,236
Dividends (a)...............................       1,433,903        181,578        313,392            --             --
Securities lending..........................              --          4,709         30,237            --             --
                                               -------------  -------------  -------------   -----------   ------------
    Total Investment Income.................       1,506,053        214,292        348,888       196,042      6,729,236
                                               -------------  -------------  -------------   -----------   ------------

EXPENSES:
Custody fees................................          39,249         38,541         48,888         5,244         38,052
Investment advisory fee.....................          71,533         28,963         66,786        21,874        666,743
Shareholder servicing fees:
    Class K Shares..........................          35,631         40,321        101,209            --             --
Transfer agency/record keeping fees.........          43,106          7,166         17,608         3,804         89,845
Legal and audit fees........................           9,451          2,332          9,089         2,100         31,082
Administration fees.........................          31,545          5,333         13,835         2,915         95,092
Registration and filing fees................           1,457          1,739            248         2,111            138
Directors' fees and expenses................           3,068            847          2,321           572         11,486
Printing fees...............................           3,286          1,188          3,190           491          2,182
Amortization of organization costs..........           3,506            537             --            --             --
Other.......................................           1,266          1,271          2,641           376            690
                                               -------------  -------------  -------------   -----------   ------------
       Total Expenses.......................         243,098        128,238        265,815        39,487        935,310
Fees waived and/or expenses reimbursed by
         investment advisor ................        (115,497)       (53,163)       (84,539)      (26,357)      (535,254)
                                               -------------  -------------  -------------   -----------   ------------
       Net Expenses.........................         127,601         75,075        181,276        13,130        400,056
                                               -------------  -------------  -------------   -----------   ------------
NET INVESTMENT INCOME.......................       1,378,452        139,217        167,612       182,912      6,329,180
                                               -------------  -------------  -------------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN/
(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions...................     (17,300,738)    (1,185,311)       702,056            --             --
    Future contracts........................      (1,267,262)       (88,913)       (43,506)           --             --
Net change in unrealized appreciation/
    (depreciation) of:
    Securities..............................     (12,636,599)      (817,272)      (726,697)           --             --
    Futures contracts.......................        (122,562)       (40,582)       (10,232)           --             --
                                               -------------  -------------  -------------   -----------   ------------
Net realized and unrealized loss
    on investments..........................     (31,327,161)    (2,132,078)       (78,379)           --             --
                                               -------------  -------------  -------------   -----------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...................   $ (29,948,709) $  (1,992,861) $      89,233   $   182,912   $  6,329,180
                                               =============  =============  =============   ===========   ============


---------------------
     (a) Net of foreign withholding tax of $2,401 and $182 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.


                       See Notes to Financial Statements.
                                       33

  Munder Institutional Funds
     Statements of Changes in Net Assets, Period Ended June 30, 2002 (Unaudited)



                                                   MUNDER         MUNDER         MUNDER          MUNDER         MUNDER
                                                   INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL  INSTITUTIONAL
                                                   S&P 500        S&P MIDCAP     S&P SMALLCAP    GOVERNMENT     MONEY
                                                   INDEX EQUITY   INDEX EQUITY   INDEX EQUITY    MONEY MARKET   MARKET
                                                   FUND           FUND           FUND            FUND           FUND
Net investment income .........................   $   1,378,452   $     139,217  $     167,612   $     182,912  $   6,329,180
Net realized gain/(loss) on investments sold ..     (18,568,000)     (1,274,224)       658,550              --             --
Net change in unrealized appreciation/
    (depreciation) of investments .............     (12,759,161)       (857,854)      (736,929)             --             --
                                                  -------------   -------------  -------------   -------------  -------------
Net increase/(decrease) in net assets resulting
    from operations ...........................     (29,948,709)     (1,992,861)        89,233         182,912      6,329,180

Dividends to shareholders from net investment
  income:
       Class K Shares .........................        (244,010)       (148,613)      (231,054)             --             --
       Class Y Shares .........................      (1,272,625)        (19,269)       (38,394)       (182,912)    (6,329,180)
Net increase/(decrease) in net assets from Fund
  share transactions:
       Class K Shares .........................       5,504,274      25,308,215     (5,214,411)             --             --
       Class Y Shares .........................      75,882,511       1,717,468       (530,154)      8,671,727    300,727,602
                                                  -------------   -------------  -------------   -------------  -------------
Net increase/(decrease) in net assets .........      49,921,441      24,864,940     (5,924,780)      8,671,727    300,727,602

NET ASSETS:
Beginning of period ...........................     192,918,107      30,604,093     89,543,217      13,218,276    553,773,356
                                                  -------------   -------------  -------------   -------------  -------------

End of period .................................   $ 242,839,548   $  55,469,033  $  83,618,437   $  21,890,003  $ 854,500,958
                                                  =============   =============  =============   =============  =============

Undistributed net investment income ...........   $     110,658   $       6,686  $      12,603   $          --  $          --
                                                  =============   =============  =============   =============  =============


                       See Notes to Financial Statements.
                                       34

        Munder Institutional Funds
             Statements of Changes in Net Assets, Year Ended December 31, 2001



                                                  MUNDER           MUNDER           MUNDER           MUNDER           MUNDER
                                                  INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
                                                  S&P 500          S&P MIDCAP       S&P SMALLCAP     GOVERNMENT       MONEY
                                                  INDEX EQUITY     INDEX EQUITY     INDEX EQUITY     MONEY MARKET     MARKET
                                                  FUND             FUND             FUND             FUND             FUND
Net investment income .........................   $   2,243,705    $     144,066    $     435,576    $     101,835    $  12,673,396
Net realized gain on investments sold .........      (3,503,788)        (307,295)      (2,981,915)              --            5,120
Net change in unrealized appreciation/
    (depreciation) of investments .............     (13,628,433)         457,999        7,015,073               --               --
                                                  -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in net assets resulting
    from operations ...........................     (14,888,516)         294,770        4,468,734          101,835       12,678,516

Dividends to shareholders from net investment
  income:
       Class K Shares .........................        (284,747)         (35,854)        (274,665)              --               --
       Class Y Shares .........................      (1,715,018)         (73,594)         (46,469)        (101,835)     (12,673,396)
Distributions to shareholders from net realized
  gains:
       Class K Shares .........................         (41,387)         (32,185)      (2,987,526)              --               --
       Class Y Shares .........................        (303,994)         (59,360)        (322,082)              --
Net increase/(decrease) in net assets
  from Fund share transactions:
       Class K Shares .........................      13,611,745       17,864,367       12,505,187               --               --
       Class Y Shares .........................      89,663,418        1,490,301       (1,243,938)      13,218,276      398,576,968
                                                  -------------    -------------    -------------    -------------    -------------
Net increase/(decrease) in net assets .........      86,041,501       19,448,445       12,099,241       13,218,276      398,582,088

NET ASSETS:
Beginning of period ...........................     106,876,606       11,155,648       77,443,976               --      155,191,268
                                                  -------------    -------------    -------------    -------------    -------------

End of period .................................   $ 192,918,107    $  30,604,093    $  89,543,218    $  13,218,276    $ 553,773,356
                                                  =============    =============    =============    =============    =============

Undistributed net investment income ...........   $     248,841    $      35,351    $     114,439    $          --    $          --
                                                  =============    =============    =============    =============    =============


                       See Notes to Financial Statements.
                                       35

   Munder Institutional S&P 500 Index Equity Fund (a)
          Financial Highlights, For a Share Outstanding Throughout Each Period


                                                                               Y SHARES
                                              PERIOD
                                              ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                              6/30/02      ENDED        ENDED        ENDED        ENDED        ENDED
                                              (UNAUDITED)  12/31/01     12/31/00     12/31/99(d)  12/31/98     12/31/97

Net asset value, beginning of period ......   $    9.58    $   11.03    $   14.51    $   12.49    $   10.00    $   10.00
                                              ---------    ---------    ---------    ---------    ---------    ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .....................        0.06         0.13         0.16         0.17         0.17         0.04
Net realized and unrealized gain/
(loss) on investments .....................       (1.33)       (1.45)       (1.52)        2.36         2.63         0.00(e)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Total from investment operations ..........       (1.27)       (1.32)       (1.36)        2.53         2.80         0.04
                                              ---------    ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS:
Distributions from net investment income...       (0.06)       (0.11)       (0.13)       (0.17)       (0.17)       (0.04)
Distributions from net realized gains .....          --        (0.02)       (1.99)       (0.32)       (0.14)          --
Distributions from capital ................          --           --           --        (0.02)          --           --
                                              ---------    ---------    ---------    ---------    ---------    ---------
Total distributions .......................       (0.06)       (0.13)       (2.12)       (0.51)       (0.31)       (0.04)
                                              ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period ............   $    8.25    $    9.58    $   11.03    $   14.51    $   12.49    $   10.00
                                              =========    =========    =========    =========    =========    =========
TOTAL RETURN (b) ..........................      (13.26)%     (11.93)%      (9.32)%      20.56%       28.22%        0.39%
                                              =========    =========    =========    =========    =========    =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's).......   $ 214,725    $ 165,789    $  90,395    $ 118,761    $  69,032    $  63,999
Ratio of operating expenses to average
  net assets...............................        0.09%(c)     0.09%        0.09%        0.09%        0.09%        0.09%(c)
Ratio of net investment income to average
  net assets...............................        1.39%(c)     1.31%        1.15%        1.26%        1.44%        1.76%(c)
Portfolio turnover.........................          29%           2%          65%          10%           6%           0%
Ratio of operating expenses to average net
  assets without expense waivers and
  reimbursements...........................        0.20%(c)     0.27%        0.27%        0.32%        0.32%        0.61%(c)

----------------------
(a) The Munder Institutional S&P 500 Index Equity Fund Class Y Shares commenced operations on October 14, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.
(e) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                       See Notes to Financial Statements.
                                       36

       Munder Institutional S&P MidCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period



                                                                                     Y SHARES
                                                        PERIOD
                                                        ENDED          YEAR           YEAR            YEAR            PERIOD
                                                        6/30/02        ENDED          ENDED           ENDED           ENDED
                                                        (UNAUDITED)    12/31/01       12/31/00        12/31/99(d)     12/31/98

Net asset value, beginning of period ...........        $   9.43       $   9.74       $   10.29       $   11.08       $   10.00
                                                        --------       --------       ---------       ---------       ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..........................            0.05           0.11            0.15            0.16            0.11
Net realized and unrealized gain/(loss) on
  investments ..................................           (0.37)         (0.26)           1.56            1.48            1.34
                                                        --------       --------       ---------       ---------       ---------
Total from investment operations ...............           (0.32)         (0.15)           1.71            1.64            1.45
                                                        --------       --------       ---------       ---------       ---------
LESS DISTRIBUTIONS:
Distributions from net investment income .......           (0.05)         (0.09)          (0.14)          (0.17)          (0.11)
Distributions in excess of net investment
  income........................................              --             --              --           (0.05)             --
Distributions from net realized gains ..........              --          (0.07)          (2.12)          (2.21)          (0.26)
                                                        --------       --------       ---------       ---------       ---------
Total distributions ............................           (0.05)         (0.16)          (2.26)          (2.43)          (0.37)
                                                        --------       --------       ---------       ---------       ---------
Net asset value, end of period .................        $   9.06       $   9.43       $    9.74       $   10.29       $   11.08
                                                        ========       ========       =========       =========       =========
TOTAL RETURN (b) ...............................           (3.41)%        (1.29)%         17.74%          14.69%          15.04%
                                                        ========       ========       =========       =========       =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)............        $ 11,498       $  9,424       $   8,141       $   9,264       $  10,853
Ratio of operating expenses to average net
  assets........................................            0.18%(c)       0.18%           0.18%           0.18%           0.18%(c)
Ratio of net investment income to average net
  assets........................................            0.93%(c)       1.25%           1.36%           1.46%           1.20%(c)
Portfolio turnover..............................              24%            22%             86%             36%             37%
Ratio of operating expenses to average net
  assets without expense waivers and
  reimbursements................................            0.46%(c)       0.81%           0.83%           1.04%           0.88%(c)


----------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class Y Shares commenced operations on February 13, 1998.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements.
                                       37

       Munder Institutional S&P SmallCap Index Equity Fund (a)
           Financial Highlights, For a Share Outstanding Throughout Each Period


                                                                                       Y SHARES
                                                  PERIOD
                                                  ENDED          YEAR        YEAR        PERIOD         PERIOD       PERIOD
                                                  6/30/02        ENDED       ENDED       ENDED          ENDED        ENDED
                                                  (UNAUDITED)    12/31/01    12/31/00    12/31/99(D,E)  12/31/98(e)  12/31/97
Net asset value, beginning of period ........     $   11.08      $   10.94   $   10.91   $   10.00      $   10.23    $   10.00
                                                  ---------      ---------   ---------   ---------      ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................          0.03           0.08        0.09        0.02           0.02         0.04
Net realized and unrealized gain/(loss) on
  investments ...............................         (0.03)          0.52        1.00        1.02           0.84         0.26
                                                  ---------      ---------   ---------   ---------      ---------    ---------
Total from investment operations ............          0.00           0.60        1.09        1.04           0.86         0.30
                                                  ---------      ---------   ---------   ---------      ---------    ---------
LESS DISTRIBUTIONS:
Distributions from net investment income ....         (0.05)         (0.06)      (0.07)      (0.01)            --        (0.04)
Distributions from net realized gains .......            --          (0.40)      (0.99)         --             --           --
Distributions from capital ..................            --             --          --       (0.12)         (0.04)       (0.03)
                                                  ---------      ---------   ---------   ---------      ---------    ---------
Total distributions .........................         (0.05)         (0.46)      (1.06)      (0.13)         (0.04)       (0.07)
                                                  ---------      ---------   ---------   ---------      ---------    ---------
Net asset value, end of period ..............     $   11.03      $   11.08   $   10.94   $   10.91      $   11.05(f) $   10.23
                                                  =========      =========   =========   =========      =========    =========
TOTAL RETURN (b) ............................          0.02%          6.45%      10.58%      10.50%          8.41%        3.00%
                                                  =========      =========   =========   =========      =========    =========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........     $   7,597      $    8,136  $   9,181   $  22,834             --    $   2,559

Ratio of operating expenses to average
net assets...................................          0.18%(c)        0.18%      0.18%       0.18%(c)       0.18%(g)     0.18%(c)
Ratio of net investment income to
average net assets...........................          0.60%(c)        0.74%      0.62%       0.14%(c)       0.52%(g)     0.80%(c)
Portfolio turnover...........................             8%             23%       101%          3%            17%           8%
Ratio of operating expenses to average net
  assets without expense waivers and
  reimbursements.............................          0.37%(c)        0.45%      0.57%       0.52%(c)       4.53%(g)     3.88%(c)


----------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund Class Y Shares commenced operations on August 7, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.
(e) The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.
(f)  Reflects the net asset value on May 18, 1998.
(g)  Annualized based on the activity of the Fund through May 18, 1998.


                       See Notes to Financial Statements.
                                       38

      Munder Institutional Government Money Market Fund (a)
           Financial Highlights, For a Share Outstanding Throughout Each Period


                                                            PERIOD
                                                            ENDED                PERIOD
                                                            6/30/02              ENDED
                                                            (UNAUDITED)          12/31/01
Net asset value, beginning of period ................       $       1.00          $      1.00
                                                            ------------          -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................              0.008                0.005
                                                            ------------          -----------
Total from investment operations ....................              0.008                0.005
                                                            ------------          -----------
LESS DISTRIBUTIONS:
Distributions from net investment income ............             (0.008)              (0.005)
                                                            ------------          -----------
Total distributions .................................             (0.008)              (0.005)
                                                            ------------          -----------
Net asset value, end of period ......................       $       1.00          $      1.00
                                                            ============          ===========
TOTAL RETURN (b) ....................................               0.83%                0.50%
                                                            ============          ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................       $     21,890          $    13,218
Ratio of operating expenses to average net assets ...               0.12%(c)             0.12%(c)
Ratio of net investment income to average net
  assets ............................................               1.67%(c)             2.13%(c)
Ratio of operating expenses to average net assets
  without expense waivers and reimbursements ........               0.36%(c)             0.46%(c)

---------------------
(a) The Munder Institutional Government Money Market Fund commenced operations on October 3, 2001.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.


                       See Notes to Financial Statements.
                                       39

     Munder Institutional Money Market Fund (a)
          Financial Highlights, For a Share Outstanding Throughout Each Period



                                                                                      Y SHARES
                                                            PERIOD
                                                            ENDED              YEAR            YEAR              PERIOD
                                                            6/30/02            ENDED           ENDED             ENDED
                                                            (UNAUDITED)        12/31/01        12/31/00          12/31/99
Net asset value, beginning of period ..................     $    1.00          $     1.00       $     1.00       $     1.00
                                                            ---------          ----------       ----------       ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................          0.009               0.041            0.062            0.050
                                                            ---------          ----------       ----------       ----------
Total from investment operations ......................          0.009               0.041            0.062            0.050
                                                            ---------          ----------       ----------       ----------
LESS DISTRIBUTIONS:
Distributions from net investment income ..............        (0.009)             (0.041)          (0.062)          (0.050)
                                                            ---------          ----------       ----------       ----------
Total distributions ...................................        (0.009)             (0.041)          (0.062)          (0.050)
                                                            ---------          ----------       ----------       ----------
Net asset value, end of period ........................     $    1.00          $     1.00       $     1.00       $     1.00
                                                            =========          ==========       ==========       ==========
TOTAL RETURN (b) ......................................          0.95%               4.20%            6.44%            5.09%
                                                            =========          ==========       ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..................     $ 854,501          $  553,773       $  155,191       $  102,535
Ratio of operating expenses to average net assets .....          0.12%(c)            0.12%            0.18%            0.20%(c)
Ratio of net investment income to average net assets...          1.90%(c)            3.63%            6.26%            4.99%(c)
Ratio of operating expenses to average net assets
    without expense waivers and reimbursements ........          0.28%(c)            0.33%            0.31%            0.37%(c)

----------------------
(a) The Munder Institutional Money Market Fund Class Y Shares commenced operations on January 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.





                       See Notes to Financial Statements.
                                       40

              The Munder Institutional Funds
                       Notes to Financial Statements, June 30, 2002 (Unaudited)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     St. Clair Funds, Inc. ("St. Clair") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on May 23, 1984. The Company consists of five portfolios currently in operation. The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act, as an open-end management investment company, and was organized as a Massachusetts business trust on August 30, 1989. The Munder Framlington Funds Trust ("Framlington") is registered under the 1940 Act, as an open-end management investment company and was organized as a Massachusetts business trust on October 30, 1996. MFI, MFT, Framlington and St. Clair (collectively the "Munder Funds") consist of 36 portfolios currently in operation.

     Information presented in these financial statements pertains only to the Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (each a "Fund" and collectively the "Funds"). The financial statements for the remaining funds of MFI, MFT, Framlington and St. Clair are presented in separate reports.

     The Funds (with the exception of the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) offer two classes of shares -- Class K and Class Y Shares. The Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund offer four classes of shares -- Class K, Class Y, Class Y-2 (Preferred) and Class Y-3 (Investor) shares. At June 30, 2002 the Class K, Class Y-2 (Preferred) and Class Y-3 (Investor) Shares of the Munder Institutional Money Market Fund and the Munder Institutional Government Money Market Fund had not yet commenced operations. The Financial Highlights of Class K Shares of the Funds are presented in a separate annual report. Each Fund is classified as a diversified investment management company under the 1940 Act.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) are valued at the latest quoted sales price on the primary market or exchange where such securities are traded. Unlisted securities, or securities for which the latest sales prices are not available are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Directors. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Debt securities held by the Munder Institutional Money Market Fund and the Munder Institutional Government Money Market Fund are also valued on an amortized cost basis, which approximates current market value. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund is performed pursuant to procedures established by the Board of Directors. The Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund seek to maintain a net asset value per share of $1.00.

     Futures Contracts: Each of the Funds (except Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund) may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon

                  The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2002 (Unaudited)
                                (Continued)

entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/(depreciation) of futures contracts. A Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a fund in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a fund seeks to assert its rights. Munder Capital Management or World Asset Management, a division of Munder Capital Management (the "Advisor"), reviews the value of the collateral and the creditworthiness of those banks and dealers with which a fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned at the close of business on the preceding business day. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as securities lending income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Munder Funds are allocated to each Fund based on the relevant driver of such expenses. General expenses of each Fund are then prorated between the share classes where applicable, based on the relative average net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly (if available) by the Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Equity Fund and the Munder Institutional S&P SmallCap Index Equity Fund; declared daily and paid monthly (if available) by the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

                  The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2002 (Unaudited)
                                (Continued)


2.   INVESTMENT ADVISORS, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive fees from the Funds, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                                                                FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
     Munder Institutional S&P 500 Index Equity Fund.....................                             0.07%
     Munder Institutional S&P MidCap Index Equity Fund..................                             0.15%
     Munder Institutional S&P SmallCap Index Equity Fund................                             0.15%
     Munder Institutional Government Money Market Fund..................                             0.20% (1)
     Munder Institutional Money Market Fund.............................                             0.20% (1)


------------
    (1) The Advisor has contractually agreed to reduce the management fee to 0.12% for the Munder Institutional Money Market Fund and the Munder Institutional Government Money Market Fund through April 30, 2003.

     Effective June 1, 2002, the Advisor also became the administrator for the Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the Institutional Funds of St. Clair, as follows:

Aggregate Net Assets                                          Fee
--------------------                                          ---
First $3 billion                                              0.0510%
Next $3 billion                                               0.0490%
Thereafter                                                    0.0465%

     In its capacity as administrator, the Advisor is also entitled to receive a fee from MFI, MFT, Framlington, The Munder @Vantage Fund ("@Vantage") and the Liquidity Plus Money Market Fund portfolio of St. Clair based on their aggregate average daily net assets.

     For the period from June 1, 2002 through May 31, 2003, the Advisor has agreed to limit to $3.9 million the total amount it may receive in the aggregate from MFI, MFT, Framlington, St. Clair and @Vantage for its services as administrator, after payment of sub-administration fees to the Funds' sub-administrators. For the period ended June 30, 2002, the Advisor earned $37,998 (after payment of sub-administration fees) for its administrative services to the Funds.

     The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the period ended June 30, 2002, as follows:

                                                                              FEES WAIVED         EXPENSES REIMBURSED
                                                                              -----------         -------------------
     Munder Institutional S&P 500 Index Equity Fund..................             $71,533                    $ 43,964
     Munder Institutional S&P MidCap Index Equity Fund...............              28,963                      24,200
     Munder Institutional S&P SmallCap Index Equity Fund.............              66,786                      17,753
     Munder Institutional Government Money Market Fund...............               8,750                      17,607
     Munder Institutional Money Market Fund..........................             266,697                     268,557

     Comerica Inc. ("Comerica") through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Funds. As compensation for the sub-transfer agency and related services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica Bank and its customers. Comerica Bank earned $84,016 for its sub-transfer agency and related services to the Funds for the period ended June 30, 2002.

                  The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2002 (Unaudited)
                                (Continued)


     Each Director of St. Clair is paid an aggregate fee for services provided as a Board member of St. Clair, MFI, MFT and Framlington. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is a Chairman of a Committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such services. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more Munder Funds selected by the deferring Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds and the obligations of MFI, MFT, Framlington, @Vantage and St. Clair to make payments of deferred amounts are unsecured general obligations of the Funds. No officer, director or employee of the Advisor or Comerica received any compensation from St. Clair.

3.   DISTRIBUTION AND SERVICE PLAN

     The Funds have adopted a Distribution and Service Plan (the "Plan") for the Class K Shares of each Fund. Under the Plan, the Funds are permitted to enter into agreements with institutions that provide shareholder services ("Service Organizations") to their customers that invest in Class K shares. For the period ended June 30, 2002, the contractual rate payable under the Plan was 0.25% based on the average daily net assets of the Class K shares of the respective Funds. No payments are made under the Plan with regard to Class Y shares.


4.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2002, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional S&P 500 Index Equity Fund....................             $106,381,675          $32,444,886
     Munder Institutional S&P MidCap Index Equity Fund.................               35,851,385            8,994,045
     Munder Institutional S&P SmallCap Index Equity Fund.............                  6,880,066           12,773,219

     At June 30, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                                    TAX BASIS           TAX BASIS       TAX BASIS NET
                                                                        GROSS               GROSS          UNREALIZED
                                                                   UNREALIZED          UNREALIZED       APPRECIATION/
                                                                 APPRECIATION        DEPRECIATION      (DEPRECIATION)
                                                                 ------------       -------------       -------------

     Munder Institutional S&P 500 Index Equity Fund.........      $11,056,056         $48,572,741       $(37,516,685)
     Munder Institutional S&P MidCap Index Equity Fund......        3,388,349           4,169,637           (781,288)
     Munder Institutional S&P SmallCap Index Equity Fund....       17,382,585          12,307,889          5,074,696

                  The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2002 (Unaudited)
                                (Continued)




    At June 30, 2002, the following funds had open financial futures contracts:


                                                                                                            GROSS
                                                                        NOTIONAL                         UNREALIZED
                                                                        VALUE OF      MARKET VALUE      APPRECIATION/
                                                         CONTRACTS      CONTRACTS     OF CONTRACTS      (DEPRECIATION)
                                                         ---------    -----------     ------------      --------------
     MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
     FUND:
     S&P 500 Index, September 2002................              22    $ 5,520,267      $ 5,445,550          $ (74,717)
     MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY
     FUND:
      S&P MidCap 400 Index, September 2002......                 7      1,741,171        1,716,050            (25,121)
     MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
     EQUITY FUND:
     Russell 2000 Index, September 2002............              3        693,020          695,025               2,005



5.   ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6.   COMMON STOCK

     At June 30, 2002, twenty-five million shares (with the exception of the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) of $0.001 par value common stock were authorized for each share class of the Funds. At June 30, 2002, the Munder Institutional Government Money Market Fund was authorized to issue five hundred million shares of Class K and Class Y and one billion shares of Class Y-2 (Preferred) and Y-3 (Investor) shares of $0.001 par value common stock. The Munder Institutional Money Market Fund was authorized to issue five billion shares of Class K and Class Y and one billion shares of Class Y-2 (Preferred) and Class Y-3 (Investor) shares of $0.001 par value common stock.

                                                              CLASS K SHARES                        CLASS K SHARES
                                                               PERIOD ENDED                           YEAR ENDED
                                                                  6/30/02                              12/31/01
                                                         --------------------------          -----------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:                                                       SHARES           AMOUNT               SHARES            AMOUNT
                                                            ------           ------               ------            ------
Sold.................................................    1,755,141      $11,856,156            2,875,493       $20,764,704
Issued as reinvestment of dividends..................           23              145                   29               193
Redeemed.............................................    (950,040)      (6,352,027)          (1,022,061)       (7,153,152)
                                                         ---------      -----------          -----------       -----------
Net increase.........................................      805,124       $5,504,274            1,853,461       $13,611,745
                                                         =========      ===========          ===========       ===========

                  The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2002 (Unaudited)
                                (Continued)

                                                              CLASS Y SHARES                        CLASS Y SHARES
                                                               PERIOD ENDED                           YEAR ENDED
                                                                  6/30/02                              12/31/01
                                                         --------------------------          -----------------------------

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:                                                       SHARES           AMOUNT               SHARES            AMOUNT
                                                            ------           ------               ------            ------
Sold.................................................    9,519,367      $83,207,842           11,885,395      $116,976,764
Issued as reinvestment of dividends..................          721            5,856                   --                --
Redeemed.............................................     (803,250)      (7,331,187)          (2,778,152)      (27,313,346)
                                                         ---------      -----------           ----------      ------------
Net increase.........................................    8,716,838      $75,882,511            9,107,243      $ 89,663,418
                                                         =========      ===========           ==========      ============


                                                                CLASS K SHARES                       CLASS K SHARES
                                                                 PERIOD ENDED                          YEAR ENDED
                                                                   6/30/02                              12/31/01
                                                         --------------------------          -----------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY
FUND:                                                       SHARES           AMOUNT               SHARES            AMOUNT
                                                            ------           ------               ------            ------
Sold.................................................    3,453,547      $29,181,887            2,344,344       $18,834,655
Redeemed.............................................     (462,452)      (3,873,672)            (120,007)         (970,288)
                                                         ---------      -----------            ---------       -----------
Net increase.........................................    2,991,095      $25,308,215            2,224,337       $17,864,367
                                                         =========      ===========            =========       ===========


                                                                CLASS Y SHARES                        CLASS K SHARES
                                                                 PERIOD ENDED                           YEAR ENDED
                                                                   6/30/02                              12/31/01
                                                         --------------------------          -----------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY
FUND:                                                       SHARES           AMOUNT               SHARES            AMOUNT
                                                            ------           ------               ------            ------
Sold................................................       944,205       $8,505,482              208,479        $1,916,664
Issued as reinvestment of dividends.................             5               49                   --                --
Redeemed............................................      (674,713)      (6,788,063)             (44,482)         (426,363)
                                                         ---------      -----------             --------        ----------
Net increase........................................       269,497       $1,717,468              163,997        $1,490,301
                                                         =========      ===========             ========        ==========


                                                               CLASS K SHARES                        CLASS K SHARES
                                                                PERIOD ENDED                           YEAR ENDED
                                                                   6/30/02                              12/31/01
                                                         --------------------------          -----------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY
FUND:                                                       SHARES           AMOUNT               SHARES            AMOUNT
                                                            ------           ------               ------            ------
Sold................................................       531,811     $  6,083,411             2,485,890      $26,958,327
Issued as reinvestment of dividends.................            23              258                   373            3,346
Redeemed............................................      (985,866)     (11,298,080)           (1,375,533)     (14,456,486)
                                                         ---------     ------------           -----------      -----------
Net increase/(decrease).............................      (454,032)    $ (5,214,411)            1,110,730      $12,505,187
                                                         =========     ============           ===========      ===========


                                                                 CLASS Y SHARES                        CLASS Y SHARES
                                                                  PERIOD ENDED                           YEAR ENDED
                                                                    6/30/02                              12/31/01
                                                         -----------------------------          -----------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:                                               SHARES              AMOUNT               SHARES           AMOUNT
                                                           ------              ------               ------           ------
Sold..................................................     40,329            $456,570              261,680      $ 2,827,801
Redeemed..............................................    (85,464)           (986,724)            (366,611)      (4,071,739)
                                                         --------           ---------            ---------      -----------
Net decrease..........................................    (45,135)           (530,154)            (104,931)     $(1,243,938)
                                                         ========           =========            =========      ===========

                  The Munder Institutional Funds
                        Notes to Financial Statements, June 30, 2002 (Unaudited)
                                (Continued)


MUNDER INSTITUTIONAL MONEY MARKET FUNDS

     Since the Funds have sold, issued as reinvestment of dividend, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

     Changes in common stock were as follows:


                                                             CLASS Y SHARES         CLASS Y SHARES
                                                              PERIOD ENDED           PERIOD ENDED
                                                                6/30/02              12/31/01(a)
                                                             --------------         --------------
MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND
Sold...................................................       $   87,338,981        $    65,597,144
Redeemed...............................................          (78,667,254)           (52,378,868)
                                                              --------------        ---------------
Net increase...........................................       $    8,671,727        $    13,218,276
                                                              ==============        ===============


                                                              CLASS Y SHARES         CLASS Y SHARES
                                                               PERIOD ENDED            YEAR ENDED
                                                                  6/30/02               12/31/01
                                                              --------------        ---------------
MUNDER INSTITUTIONAL MONEY MARKET
FUND
Sold...................................................       $1,227,079,732        $ 1,406,802,391
Issued as reinvestment of dividends....................              160,022                228,777
Redeemed...............................................         (926,512,152)        (1,008,454,200)
                                                              --------------        ---------------
Net increase..........................................        $  300,727,602        $   398,576,968
                                                              ==============        ===============

(a) The Munder Institutional Government Money Market Fund commenced operations on October 3, 2001.

7.   REVOLVING LINE OF CREDIT

     Effective December 19, 2001, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which each of the non-Money Market Funds, and other Munder Funds participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 18, 2002 on the daily amount of the unused commitment. During the period ended June 30, 2002, the Munder Institutional S&P MidCap Index Equity Fund utilized the revolving line of credit and incurred $1,159 in interest fees. For the period ended June 30, 2002, total commitment fees incurred by the Funds were $2,294.

8.   INCOME TAX INFORMATION

     As determined at December 31, 2001 the following Munder Funds had available for Federal income tax purposes, unused capital losses as follows:

                                                                                          EXPIRING
                                                                                           2009
                                                                                           ----
       Munder Institutional S&P 500 Index Equity Fund.........................          $1,999,114
       Munder Institutional S&P MidCap Index Equity Fund......................             285,280
       Munder Institutional S&P SmallCap Index Equity Fund....................           2,558,383


                                                        THE MUNDER FUNDS

BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan
            Arthur T. Porter
OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Melanie Mayo West, Assistant Secretary
            Cherie N. Ugorowski, Treasurer
            David W. Rumph, Assistant Treasurer
            Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISORS & ADMINISTRATOR
            Munder Capital Management
            Munder Capital Center
            480 Pierce Street
            Birmingham, MI 48009
            World Asset Management, a division of Munder Capital Management (Index Funds)
            225 East Brown Street, Suite 300
            Birmingham, MI 48009
TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109
LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006
INDEPENDENT AUDITORS
            Ernst & Young, LLP
            200 Clarendon Street
            Boston, MA 02116

SANNINSTIY0602

INVESTMENT ADVISOR:Munder Capital Management and
                   World Asset Management
DISTRIBUTED BY: Funds Distributor, Inc.